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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711

(Address of principal executive offices) (Zip code)

Steve J. Fredricks

Chief Legal Officer & Chief Compliance Officer

550 Science Drive

Madison, WI  53711

(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2023

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Shareholders.

Semi-annual Report
(unaudited)

April 30, 2023

Madison Conservative Allocation Fund
Madison Moderate Allocation Fund
Madison Aggressive Allocation Fund

Madison Tax-Free Virginia Fund
Madison Tax-Free National Fund

Madison High Quality Bond Fund
Madison Core Bond Fund

Madison Diversified Income Fund
Madison Covered Call & Equity Income Fund
Madison Dividend Income Fund
Madison Investors Fund
Madison Sustainable Equity Fund
Madison Mid Cap Fund
Madison Small Cap Fund
Madison International Stock Fund

Madison Funds | April 30, 2023

1

Madison Funds | April 30, 2023

Period In Review (unaudited)

Coming off a historically challenging stretch that saw a peak-to-trough decline in the S&P 500 Index of nearly 25% combined with a stunning double digit drop for the Bloomberg US Aggregate Bond Index, the past six months have offered a very pleasant respite for investors. For the period, both stocks and bonds generated solidly positive returns as the S&P 500 Index climbed 8.6% (including dividends) and the Barclays US Aggregate Index moved up 6.9%. However, the biggest returns were found overseas where the MSCI ACWI ex-US Index eclipsed +20%.

The most likely catalyst for the newfound ebullience within the US emanated from the peaking of interest rates just prior to the start of the period as markets started looking to the end of the Federal Reserve’s rate hiking campaign. The yield on the benchmark 10-year US Treasury Note declined from 4.1% to 3.5% during the period as the Fed began dialing back the size of their rate increases each meeting from 0.75%, to 0.50%, to settling at 0.25% for the remainder of the period. With the change in interest rates came a dramatic change in market leadership. After being decimated as rates rose prior to the period, the beaten down Communication Services (+23%) and Technology (+19%) sectors regained leadership, whereas the inflation hedging Energy (-3%) sector declined.

Despite a very negative outlook for Europe at the start of the period due to the war in Ukraine and energy shortage concerns, European equities thrived with the MSCI Europe Index up +28%. The continent was aided by a surprisingly warm winter and the reopening of the Chinese economy, both of which staved off serious recession risks.

Overall, the strong returns masked the period’s main event, the emergence of a new banking crisis. The adage goes that the “Fed hikes rates until they break something”. By March, something appeared in the form of the three largest bank failures since the Great Financial Crisis of 2008. After a brief period of elevated volatility, stocks (outside of regional banks) reverted higher on the back of stepped-up FDIC insurance for the failed banks’ previously uninsured deposits and a new liquidity program, the Bank Term Funding Program (BTFP). The BTFP facility is unique in that it allows banks to borrow against the par value of their underwater Treasury and mortgage securities, however the term is limited to up to one year. Within roughly a week of the new facility’s launch, the Fed’s balance sheet had expanded by nearly $400B, which many market participants viewed as the first step to a reignition of quantitative easing.

As the period ended, questions remained around the health of the US economy and the trajectory for inflation. Economic growth was clearly slowing, yet the job market was very strong with unemployment at a 30-year low (3.4%). Inflation (CPI) had receded back to 5% and the bond market was pricing in a continued drop and possible recession with expectations for interest rate cuts over the back half of 2023. The US stock market breadth narrowed to a small set of very large growth stocks, and the S&P 500 Index carried a lofty price-to-earnings valuation of 18 times expected next 12-month earnings.

Moving forward, the direction of the equity market will be driven by earnings as it’s unlikely for the P/E to expand further in a higher interest rate and uncertain economic environment. High quality companies with durable business models appear well suited to outperform given this backdrop. And bonds, after spending over a decade in the low-to-no interest wilderness, once again offer compelling yields and total return potential.

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2023

Allocation Funds Summary

The Madison Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds invest primarily in shares of registered investment companies (the “Underlying Funds”). The funds are diversified among a number of asset classes and their allocation among Underlying Funds are based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.

•	Scenario analysis– historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the funds under different economic and market conditions.

•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

Madison Conservative Allocation Fund

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Conservative Allocation Fund (Class A at NAV) returned 6.34% for the period, underperforming the Conservative Allocation Custom Index return of 8.45%. The Fund outperformed its peers as measured by the Morningstar U.S. Allocation 15%-30% Equity category, which returned 6.02.%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Alternative Funds	0.5%
Bond Funds	68.6%
Foreign Stock Funds	6.3%
Short-Term Investments	4.2%
Stock Funds	22.0%
Net Other Assets and Liabilities	(1.6)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Madison Core Bond Fund	28.5%
iShares 7-10 Year Treasury Bond ETF	10.6%
iShares Treasury Floating Rate Bond ETF	10.5%
Madison Investors Fund	7.1%
Janus Henderson Mortgage-Backed Securities ETF	6.5%
Distillate U.S. Fundamental Stability & Value ETF	6.1%
Schwab Intermediate-Term U.S. Treasury ETF	5.0%
Vanguard Short-Term Corporate Bond ETF	4.0%
Vanguard Extended Duration Treasury ETF	3.5%
Vanguard FTSE All-World ex-U.S. ETF	3.2%

Madison Moderate Allocation Fund

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Moderate Allocation Fund (Class A at NAV) returned 6.46% for the period, underperforming its blended benchmark, the Moderate Allocation Custom Index, which returned 9.53%. The Fund underperformed its peers as measured by the Morningstar Allocation 50-70% Equity category, which returned 6.47%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Alternative Funds	1.6%
Bond Funds	47.9%
Foreign Stock Funds	11.4%
Short-Term Investments	6.2%
Stock Funds	36.2%
Net Other Assets and Liabilities	(3.3)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Madison Core Bond Fund	18.5%
Madison Investors Fund	11.1%
iShares 7-10 Year Treasury Bond ETF	10.4%
iShares Treasury Floating Rate Bond ETF	10.4%
Distillate U.S. Fundamental Stability & Value ETF	8.4%
Vanguard FTSE All-World ex-U.S. ETF	5.7%
Vanguard Information Technology ETF	5.2%
VanEck Gold Miners ETF	4.8%
Schwab Intermediate-Term U.S. Treasury ETF	4.1%
Janus Henderson Mortgage-Backed Securities ETF	3.5%

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2023

Madison Aggressive Allocation Fund

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying Funds in which the Fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Aggressive Allocation Fund (Class A at NAV) returned 6.61% for the period, underperforming its blended benchmark, the Aggressive Allocation Fund Custom Index, which returned 10.39%. The Fund underperformed its peers as measured by the Morningstar Allocation: 70-85% Equity category, which returned 7.47%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Alternative Funds	2.0%
Bond Funds	28.3%
Foreign Stock Funds	15.9%
Short-Term Investments	6.5%
Stock Funds	47.5%
Net Other Assets and Liabilities	(0.2)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Madison Investors Fund	14.0%
iShares Treasury Floating Rate Bond ETF	10.8%
Distillate U.S. Fundamental Stability & Value ETF	10.1%
Vanguard FTSE All-World ex-U.S. ETF	9.1%
Madison Core Bond Fund	8.6%
Vanguard Information Technology ETF	7.1%
VanEck Gold Miners ETF	6.3%
iShares 7-10 Year Treasury Bond ETF	5.4%
Energy Select Sector SPDR Fund ETF	3.5%
iShares MSCI International Quality Factor ETF	3.4%

Madison Tax-Free Virginia Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free Virginia Fund seeks to achieve its investment objectives by investing at least 80% of its net assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.

PERFORMANCE DISCUSSION

The Madison Tax-Free Virginia Fund (Class Y) returned 4.98% for the period, underperforming its benchmark, the ICE BofA 1-22 Yr Municipal Securities Index, which returned 6.40%. The Fund underperformed its peers as measured by the Morningstar Municipal Single State Intermediate category, which returned 5.83% for the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Airport	6.2%
Development	9.8%
Education	8.1%
Facilities	9.4%
General Obligation	40.3%
Medical	1.5%
Multifamily Housing	1.0%
Power	4.4%
Transportation	9.3%
Water	8.0%
Net Other Assets and Liabilities	2.0%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Northern Virginia Transportation Authority, 5.0%, 6/1/30	4.3%
Arlington County, 5.0%, 8/15/30	3.5%
James City County Economic Development Authority, 5.0%, 6/15/30	3.1%
Loudoun County Economic Development Authority, 4.0%, 12/1/37	2.8%
Metropolitan Washington Airports Authority Aviation Revenue, 5.0%, 10/1/43	2.8%
Norfolk, 5.0%, 8/1/47	2.8%
Hampton Roads Transportation Accountability Commission, 5.0%, 7/1/42	2.7%
Commonwealth of Virginia, 5.0%, 6/1/23	2.7%
Poquoson, 4.0%, 2/15/29	2.5%
Hampton Roads Sanitation District, 5.0%, 10/1/35	2.5%

Madison Tax-Free National Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free National Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The primary difference between this Fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while this Fund will invest in bonds that are exempt from federal income tax.

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2023

PERFORMANCE DISCUSSION

The Madison Tax-Free National Fund (Class Y) returned 5.13% for the period, underperforming its benchmark, the ICE BofA 1-22 Yr Municipal Securities Index, which returned 6.40%. The Fund underperformed its peers as measured by the Morningstar Municipal National Intermediate category, which returned 6.52%.

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Alabama	5.7%
Arkansas	1.0%
California	0.7%
Colorado	3.9%
Florida	2.0%
Georgia	2.4%
Hawaii	2.5%
Idaho	2.8%
Illinois	10.7%
Indiana	7.1%
Kansas	1.2%
Kentucky	2.5%
Louisiana	0.9%
Michigan	1.4%
Mississippi	2.9%
Montana	1.7%
Nebraska	1.8%
New Jersey	6.5%
New Mexico	1.1%
New York	4.1%
Oklahoma	4.2%
Pennsylvania	5.6%
Texas	7.1%
Utah	3.4%
Virginia	6.4%
Washington	1.2%
West Virginia	2.7%
Wisconsin	4.3%
Net Other Assets and Liabilities	2.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Mobile County, 5.0%, 2/1/39	3.8%
Cook County School District No. 111 Burbank, 5.0%, 12/1/35	3.3%
Austin, 5.0%, 9/1/26	3.2%
Vanderburgh County Redevelopment District, Tax Allocation, 5.0%, 2/1/26	2.9%
Medical Center Educational Building Corp., 5.0%, 6/1/30	2.9%
Idaho Health Facilities Authority, 5.0%, 3/1/34	2.8%
Southampton County Industrial Development Authority, 5.0%, 6/1/35	2.8%
West Virginia Economic Development Authority, 5.0%, 7/1/37	2.7%
Du Page County School District No. 45, 4.0%, 1/1/26	2.6%
Hawaii, 5.0%, 10/1/25	2.5%

High Quality Bond Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Quality Bond Fund seeks to achieve its investment objective through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the Fund’s goals, the Fund’s management will (1) shorten or lengthen the dollar weighted average maturity of the Fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the Fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the Fund. Under normal market conditions, the Fund will invest at least 80% of its net assets in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

PERFORMANCE DISCUSSION

The Madison High Quality Bond Fund (Class Y) returned 3.93% for the period, underperforming its benchmark, the Bloomberg U.S. Intermediate Gov’t/Credit A+ Bond Index, which returned 4.67%. The Fund outperformed its peers as measured by the Morningstar Short-Term Bond category, which returned 3.78%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Communication Services	2.4%
Consumer Discretionary	2.9%
Consumer Staples	5.0%
Fannie Mae	7.5%
Financials	20.1%
Freddie Mac	2.6%
Industrials	2.7%
Information Technology	2.2%
Short-Term Investments	5.5%
U.S. Treasury Notes	52.3%
Utilities	0.5%
Net Other Assets and Liabilities	(3.7)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
U.S. Treasury Notes, 2.375%, 8/15/24	3.3%
U.S. Treasury Notes, 2.125%, 5/15/25	3.2%
U.S. Treasury Notes, 2.375%, 5/15/27	3.2%
U.S. Treasury Notes, 0.250%, 10/31/25	3.1%
U.S. Treasury Notes, 0.375%, 1/31/26	3.1%
U.S. Treasury Notes, 2.250%, 11/15/27	2.9%
U.S. Treasury Notes, 1.500%, 1/31/27	2.8%
U.S. Treasury Notes, 1.875%, 2/28/29	2.8%
U.S. Treasury Notes, 2.250%, 11/15/24	2.7%
U.S. Treasury Notes, 1.750%, 6/30/24	2.7%

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2023

Core Bond Fund

INVESTMENT STRATEGY HIGHLIGHTS

Under normal market conditions, the Madison Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The Fund strives to add incremental return in the portfolio by making strategic decisions related to credit risk, sector exposure and yield curve positioning. The Fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed, and commercial mortgage-backed securities.

PERFORMANCE DISCUSSION

The Madison Core Bond Fund (Class Y) returned 6.35% for the period, underperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index®, which returned 6.91%.

The Fund underperformed its peers as measured by the Morningstar Intermediate Core Bond category, which returned 6.69%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Asset Backed Securities	5.0%
Collateralized Mortgage Obligations	5.0%
Commercial Mortgage-Backed Securities	3.4%
Corporate Notes and Bonds	28.3%
Foreign Corporate Bonds	2.8%
Mortgage Backed Securities	25.0%
Short-Term Investments	1.2%
U.S. Government and Agency Obligations	29.2%
Net Other Assets and Liabilities	0.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
U.S. Treasury Notes, 2.250%, 11/15/25	3.0%
U.S. Treasury Notes, 2.625%, 2/15/29	2.9%
U.S. Treasury Notes, 2.875%, 5/15/28	2.8%
U.S. Treasury Notes, 1.375%, 11/15/31	2.4%
U.S. Treasury Notes, 2.375%, 5/15/27	2.4%
U.S. Treasury Bonds, 3.750%, 8/15/41	2.3%
U.S. Treasury Notes, 4.0%, 2/29/28	2.2%
U.S. Treasury Notes, 2.250%, 12/31/24	1.7%
U.S. Treasury Bonds, 2.250%, 5/15/41	1.7%
Federal Home Loan Mortgage Corp., 2.500%, 1/1/52	1.4%

Diversified Income Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock, and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds may constitute up to 80% of the Fund’s assets, stocks will constitute up to 70% of the Fund’s assets, real estate securities will constitute up to 25% of the Fund’s assets, foreign stocks and bonds will constitute up to 25% of the Fund’s assets and money market instruments may constitute up to 25% of the Fund’s assets. Although the Fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the Fund intends to limit the investment in lower credit quality bonds to less than 50% of the Fund’s assets.

PERFORMANCE DISCUSSION

The Madison Diversified Income Fund (Class A at NAV) returned 2.64% for the period, underperforming its blended benchmark index (50% ICE BofA U.S. Corp. Gov’t & Mtg. Index and 50% S&P 500® Index) which returned 7.88%. The Fund underperformed its peers as measured by the Morningstar Moderate Allocation category, which returned 6.47%.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Asset Backed Securities	1.1%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	0.9%
Common Stocks	65.2%
Corporate Notes and Bonds	8.8%
Foreign Corporate Bonds	0.8%
Long Term Municipal Bonds	0.4%
Mortgage Backed Securities	9.5%
Short-Term Investments	2.0%
U.S. Government and Agency Obligations	9.9%
Net Other Assets and Liabilities	(0.1)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Medtronic PLC	2.6%
Cisco Systems, Inc.	2.4%
Johnson & Johnson	2.3%
Chevron Corp.	2.3%
Home Depot, Inc.	2.2%
Morgan Stanley	2.2%
CME Group, Inc.	2.2%
Comcast Corp.	2.2%
Fastenal Co.	2.2%
NextEra Energy, Inc.	2.2%

Madison Covered Call & Equity Income Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Covered Call & Equity Income Fund invests, under normal market conditions, primarily in common stocks of large- and mid-capitalization companies that are, in the view of the Fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the Fund’s assets among stocks in sectors of the economy based upon their views on forward earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2023

The Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The extent of option writing activity will depend upon market conditions and the portfolio managers’ ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the Fund by providing downside protection.

PERFORMANCE DISCUSSION

Madison Covered Call & Equity Fund (Class Y) returned 9.50% for the period, outperforming both of its benchmarks, S&P 500® return of 8.63% and CBOE S&P 500 BuyWrite Index of 7.84%. The Fund outperformed its peers as measured by the Morningstar Derivative Income category, which returned 7.87%.

ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/23
Communication Services	5.7%
Consumer Discretionary	8.8%
Consumer Staples	6.9%
Energy	12.6%
Equity Real Estate Investment Trusts (REITs)	2.5%
Exchange Traded Funds	1.5%
Financials	8.8%
Health Care	10.8%
Industrials	3.8%
Information Technology	5.0%
Materials	4.2%
Options Purchased	0.2%
Short-Term Investments	24.6%
Utilities	4.6%

TOP TEN EQUITY HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Las Vegas Sands Corp.	3.5%
Medtronic PLC	2.9%
Transocean Ltd.	2.9%
T-Mobile U.S., Inc.	2.8%
Adobe, Inc.	2.7%
American Tower Corp.	2.5%
Danaher Corp.	2.5%
CME Group, Inc.	2.5%
APA Corp.	2.5%
Baker Hughes Co.	2.4%

Dividend Income Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Dividend Income Fund invests in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in dividend paying equity securities. The Fund typically owns 30-60 securities which generally have a dividend yield of at least the S&P 500 ® Index’s average yield, a strong balance sheet, a dividend that has been maintained and likely to increase and trades at a high relative dividend yield due to issues viewed by the adviser as temporary, among other characteristics.

performance discussion

The Madison Dividend Income Fund (Class Y) returned 1.23% for the period, underperforming its benchmark, the S&P 500® Index, which returned 8.63%. The Fund underperformed its peers as measured by the Morningstar U.S. Large Value category, which returned 3.93%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Communication Services	3.3%
Consumer Discretionary	8.5%
Consumer Staples	10.0%
Energy	11.0%
Equity Real Estate Investment Trusts (REITs)	2.6%
Financials	19.7%
Health Care	11.5%
Industrials	17.0%
Information Technology	7.5%
Materials	4.6%
Short-Term Investments	1.0%
Utilities	3.2%
Net Other Assets and Liabilities	0.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Medtronic PLC	3.9%
Cisco Systems, Inc.	3.6%
Johnson & Johnson	3.5%
Chevron Corp.	3.3%
Home Depot, Inc.	3.3%
Morgan Stanley	3.3%
CME Group, Inc.	3.3%
Comcast Corp.	3.3%
Fastenal Co.	3.3%
NextEra Energy, Inc.	3.2%

Investors Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Investors Fund invests primarily in the common stocks of established, high-quality growth companies selected via bottom-up fundamental analysis. The Fund typically owns 25-40 securities which have demonstrated stable revenue and earnings growth patterns, have high profitability metrics, and have maintained proportionately low levels of debt. A rigorous analytical process is followed when evaluating companies. The business model, the management team and the valuation of each potential investment are considered. Management strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Management corroborates this valuation work with additional valuation methodologies. The Fund typically sells a stock when the valuation target the portfolio managers have set for the stock has been exceeded, the fundamental business prospects for the company have materially changed, or the portfolio managers find a more attractive alternative.

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Madison Funds | Review of Period (unaudited) - continued | April 30, 2023

PERFORMANCE DISCUSSION

The Madison Investors Fund (Class Y) returned 11.02% for the period, outperforming its benchmark, the S&P 500® Index, which returned 8.63%. The Fund outperformed its peers as measured by the Morningstar U.S. Large Blend category, which returned 7.35%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Communication Services	9.4%
Consumer Discretionary	12.3%
Consumer Staples	4.5%
Financials	31.4%
Health Care	12.6%
Industrials	15.3%
Information Technology	11.7%
Short-Term Investments	2.7%
Net Other Assets and Liabilities	0.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Alphabet, Inc.	7.1%
Arch Capital Group Ltd.	6.2%
Fiserv, Inc.	4.6%
Becton Dickinson & Co.	4.5%
Dollar Tree, Inc.	4.5%
Lowe’s Cos., Inc.	4.3%
Analog Devices, Inc.	4.1%
PACCAR, Inc.	4.1%
Berkshire Hathaway, Inc.	3.9%
Alcon, Inc.	3.9%

Madison Sustainable Equity Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Sustainable Equity Fund invests primarily in common stocks of high-quality, large cap companies that Madison believes incorporate sustainability into their overall strategy. Under normal conditions, at least 80% of the Fund’s net assets will be invested in stocks that meet Madison’s fundamental and sustainability criteria. The Fund generally invests in 35-50 companies at any given time. The Fund’s portfolio managers define “high-quality” companies as those businesses that exhibit durable growth, operate in large growing markets, and have strong competitive advantages with high barriers to entry. Stocks that meet these criteria are selected by using an integrated research process that combines bottom-up fundamental analysis and sustainable research. The research process analyzes a company’s sustainable practices using quantitative and qualitative analysis and engagement with the company.

Madison follows a rigorous multi-step process when evaluating companies for the Fund, where Madison considers (1) the business model and overall strategy, (2) the company’s sustainable business practices starting with corporate governance, (3) the Board of Directors and the management team, and (4) the risk-reward of each potential investment. Madison seeks to purchase securities trading at a discount to their intrinsic value as determined by applying relative multiples to projected earnings, discounted cash flows, and additional valuation methodologies. Often Madison finds companies that meet our business model and sustainability criteria but not our valuation hurdle.

Those companies are monitored for inclusion later when the price may be more appropriate.

Madison considers a number of sustainability metrics when reviewing a company for the portfolio, which may include, carbon footprint; waste management; water usage; diversity, equity, and inclusion; product safety; data management; board composition; ethical standards; and regulatory issues. Madison may sell stocks for several reasons, including: (i) excessive valuation, (ii) the fundamental business prospects for the company have materially changed, (iii) the company no longer meets our sustainability criteria or inconsistent or negative changes in sustainability practices or (iv) Madison finds a more attractive alternative.

PERFORMANCE DISCUSSION

The Madison Sustainable Equity Fund (Class Y) returned 5.73% for the period, underperforming the benchmark, the S&P 500® Index, which returned 8.63% during the same period. The Fund underperformed its peers as measured by the Morningstar Large Blend category, which returned 7.35%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Communication Services	6.8%
Consumer Discretionary	8.4%
Consumer Staples	11.8%
Equity Real Estate Investment Trusts (REITs)	1.4%
Financials	13.9%
Health Care	16.4%
Industrials	5.9%
Information Technology	22.7%
Materials	5.2%
Short-Term Investments	4.6%
Utilities	2.9%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Microsoft Corp.	6.5%
Apple, Inc.	4.5%
Alphabet, Inc.	4.5%
Visa, Inc.	4.2%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	3.8%
Danaher Corp.	3.4%
Target Corp.	3.2%
UnitedHealth Group, Inc.	3.2%
Linde PLC	3.2%

8

Madison Funds | Review of Period (unaudited) - continued | April 30, 2023

Madison Mid Cap Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Mid Cap Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in such midcap securities. The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuation. The Fund generally holds 25-40 individual securities in its portfolio at any given time. Stocks are generally sold when target prices are reached, company fundamentals deteriorate, or more attractive stocks are identified.

PERFORMANCE DISCUSSION

Madison Mid Cap Fund (Class Y) returned 6.98% for the period, outperforming its benchmark both its index and peer group. The Russell Midcap® Index returned 3.80%. The Fund outperformed its peers as measured by the Morningstar Mid-Cap Blend category, which returned 3.04%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Communication Services	6.2%
Consumer Discretionary	14.5%
Consumer Staples	5.7%
Financials	27.8%
Health Care	3.4%
Industrials	15.6%
Information Technology	19.4%
Short-Term Investments	7.5%
Net Other Assets and Liabilities	(0.1)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Arch Capital Group Ltd.	8.2%
Ross Stores, Inc.	5.5%
Gartner, Inc.	5.4%
Dollar Tree, Inc.	4.7%
Brown & Brown, Inc.	4.4%
Carlisle Cos., Inc.	4.3%
Arista Networks, Inc.	4.2%
Copart, Inc.	4.1%
PACCAR, Inc.	4.0%
CarMax, Inc.	3.9%

Madison Small Cap Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Small Cap Fund invests primarily in a diversified mix of common stocks of small-cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the Fund will maintain at least 80% of its net assets in small-cap securities.

Madison focuses on core growth strategies through bottom-up fundamental research analysis to identify stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. Madison conducts extensive research on each prospective investment using a five-pillar analysis process to evaluate companies as potential investments for the portfolio. Investments that meet most of the criteria are added to a list of similar companies to be monitored by Madison. Companies meeting all five pillars may be added to the portfolio. The five pillars of the analysis are: (1) strong business traits, (2) defendable market niche, (3) attractive growth potential, (4) capable management, and (5) discount to private market value. In reviewing companies, Madison applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed. As a result of employing the five-pillar analysis, the Fund may hold cash opportunistically, particularly during periods of market uncertainty when investments meeting all five pillars may be difficult to identify.

PERFORMANCE DISCUSSION

Madison Small Cap Fund (Class Y) returned 2.49% for the period, outperforming its benchmark, the Russell 2000® Index returned -3.45%. The Fund outperformed its peer group as measured by the Morningstar U.S. Small Blend category, which returned -0.82%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Communication Services	9.1%
Consumer Discretionary	10.2%
Consumer Staples	10.3%
Financials	7.7%
Health Care	6.4%
Industrials	19.7%
Information Technology	26.2%
Materials	5.9%
Short-Term Investments	5.5%
Net Other Assets and Liabilities	(1.0)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
WillScot Mobile Mini Holdings Corp.	4.7%
Encompass Health Corp.	4.1%
OneSpaWorld Holdings Ltd.	4.1%
PTC, Inc.	3.4%
Primo Water Corp.	3.4%
Edgewell Personal Care Co.	2.9%
Cogent Communications Holdings, Inc.	2.8%
Axis Capital Holdings Ltd.	2.8%
Radius Global Infrastructure, Inc.	2.6%
Shake Shack, Inc.	2.5%

9

Madison Funds | Review of Period (unaudited) - continued | April 30, 2023

Madison International Stock Fund

INVESTMENT STRATEGY HIGHLIGHTS

The Madison International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the Fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the Fund’s portfolio in such stocks which they believe have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The Fund may also invest in foreign debt and other income bearing securities at times when the portfolio managers believe that income bearing securities have greater capital appreciation potential than equity securities. The Fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 50-70 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

Madison International Stock Fund (Class A) returned 21.46% for the period, outperforming its benchmark, the MSCI ACWI ex-USA Index (net), which returned 20.65%. The Fund underperformed its peer group as measured by the Morningstar Foreign Large Blend, which returned 21.99%.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Communication Services	5.7%
Consumer Discretionary	12.0%
Consumer Staples	9.2%
Energy	5.0%
Financials	20.4%
Health Care	7.2%
Industrials	12.5%
Information Technology	13.9%
Materials	11.5%
Short-Term Investments	4.4%
Net Other Assets and Liabilities	(1.8)%

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Japan	15.0%
Germany	11.3%
United Kingdom	10.3%
France	9.7%
India	7.5%
China	7.1%
Switzerland	5.7%
Canada	5.6%
United States	4.4%
Netherlands	3.8%
Mexico	3.7%
Singapore	2.8%
Brazil	2.3%
Ireland	2.2%
Denmark	2.0%
Australia	1.8%
Hong Kong	1.8%
Italy	1.4%
Taiwan	1.2%
Israel	1.1%
Norway	1.1%
Other Net Assets	(1.8)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/23
Larsen & Toubro Ltd.	3.3%
HDFC Bank Ltd.	3.0%
Ping An Insurance Group Co. of China Ltd.	2.8%
Airbus SE	2.7%
Shell PLC	2.5%
Cameco Corp.	2.4%
Sony Group Corp.	2.4%
Tencent Holdings Ltd.	2.4%
Grupo Mexico SAB de CV	2.3%
AstraZeneca PLC	2.3%

10

Madison Funds | Review of Period (unaudited) - continued | April 30, 2023

Notes to Review of Period

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-US Index.

See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg Barclays US Aggregate Bond Index and 18% MSCI ACWI ex-US Index.

See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index.

See market index descriptions below.

Hybrid Fund Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index.

See market index descriptions below.

Market Indexes

The CBOE S&P 500 BuyWrite® IndexSM (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e. holding a long position in and selling covered call options on that position) on the S&P 500® Index.

The ICE Bank of America Merrill Lynch 1-22 Year U.S. Municipal Securities Index tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, their political subdivisions, in the U.S. domestic market, with a remaining term to final maturity less than 22 years.

The ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency, and supranational mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.

The Bloomberg U.S. Intermediate Government Credit A+ Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.

The Lipper Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The index is composed of the 30 largest funds by asset size in the Lipper investment objective category.

THE MSCI ACWI ex-U.S. Index (net) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index.

The Russell 2500™ Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations of the U.S. equity universe.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

© 2023 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

11

Madison Funds | April 30, 2023

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 97.4%
Alternative Funds - 0.5%

Invesco Optimum Yield Diversified
Commodity Strategy ETF	15,462	$218,787

Bond Funds - 68.6%
iShares 7-10 Year Treasury Bond ETF	52,239	5,209,795
iShares Treasury Floating Rate Bond ETF	102,084	5,168,513
Janus Henderson Mortgage-Backed Securities ETF (A)	68,874	3,214,350
Madison Core Bond Fund, Class R6 (B)	1,569,138	14,090,858
Schwab Intermediate-Term U.S. Treasury ETF (A)	49,108	2,486,829
Vanguard Extended Duration Treasury ETF	19,198	1,728,012
Vanguard Short-Term Corporate Bond ETF	25,918	1,981,172
		33,879,529

Foreign Stock Funds - 6.3%
iShares MSCI China ETF	14,880	710,074
iShares MSCI International Quality Factor ETF (A)	22,545	817,707
Vanguard FTSE All-World ex-U.S. ETF	29,048	1,582,535
		3,110,316

Stock Funds - 22.0%

Distillate U.S. Fundamental Stability & Value ETF	69,789	$3,010,697
Energy Select Sector SPDR Fund ETF	8,642	735,693
iShares Core S&P Small-Cap ETF	5,248	493,312
Madison Dividend Income Fund, Class R6 (B)	18,349	501,103
Madison Investors Fund, Class R6 (B)	141,214	3,513,417
VanEck Gold Miners ETF	39,379	1,322,347
Vanguard Information Technology ETF	3,355	1,289,528
		10,866,097

Total Investment Companies
(Cost $49,946,344)		48,074,729

Short-Term Investments - 4.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, (C), 4.76%	1,313,195	1,313,195
State Street Navigator Securities Lending
Government Money Market Portfolio, (C)(D), 4.84%	787,276	787,276

Total Short-Term Investments
(Cost $2,100,471)		2,100,471

TOTAL INVESTMENTS - 101.6%
(Cost $52,046,815**)	$50,175,200
NET OTHER ASSETS AND LIABILITIES - (1.6%)	(804,014)
TOTAL NET ASSETS - 100.0%	$49,371,186

**	Aggregate cost for Federal tax purposes was $52,257,026.

(A)	All or a portion of these securities, with an aggregate fair value of $773,981, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(B)	Affiliated Company (see Note 14).

(C)	7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

SPDR	Standard & Poor’s Depositary Receipt.

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 97.1%
Alternative Funds - 1.6%
Invesco Optimum Yield Diversified
Commodity Strategy ETF	108,313	$1,532,629

Bond Funds - 47.9%
iShares 7-10 Year Treasury Bond ETF	104,693	10,441,033
iShares Treasury Floating Rate Bond ETF	206,134	10,436,564
Janus Henderson Mortgage-Backed Securities ETF (A)	74,474	3,475,702
Madison Core Bond Fund, Class R6 (B)	2,055,357	18,457,103
Schwab Intermediate-Term U.S.Treasury ETF (A)	80,179	4,060,264
Vanguard Extended Duration Treasury ETF (A)	11,511	1,036,105
		47,906,771

Foreign Stock Funds - 11.4%
iShares MSCI China ETF	52,101	2,486,260
iShares MSCI International Quality Factor ETF (A)	87,630	3,178,340
Vanguard FTSE All-World ex-U.S. ETF	105,290	5,736,199
		11,400,799

Stock Funds - 36.2%
Distillate U.S. Fundamental Stability &Value ETF	194,583	$8,394,311
Energy Select Sector SPDR Fund ETF	31,835	2,710,114
iShares Core S&P Small-Cap ETF	21,121	1,985,374
Madison Dividend Income Fund, Class R6 (B)	55,535	1,516,666
Madison Investors Fund, Class R6 (B)	447,118	11,124,299
VanEck Gold Miners ETF	142,625	4,789,347
Vanguard Health Care ETF (A)	2,100	516,054
Vanguard Information Technology ETF	13,473	5,178,482
		36,214,647

Total Investment Companies
( Cost $96,567,791 )		97,054,846

SHORT-TERM INVESTMENTS - 6.2%
State Street Institutional U.S.
Government Money Market Fund, Premier Class, (C), 4.76%	3,049,489	3,049,489
State Street Navigator Securities
Lending Government Money Market
Portfolio, (C) (D), 4.84%	3,189,408	3,189,408

Total Short-Term Investments
(Cost $6,238,897)		6,238,897

TOTAL INVESTMENTS - 103.3%
( Cost $102,806,688** )	$103,293,743
NET OTHER ASSETS AND
LIABILITIES - (3.3%)	(3,307,376)
TOTAL NET ASSETS - 100.0%	$99,986,367

**	Aggregate cost for Federal tax purposes was $102,981,294.

All or a portion of these securities, with an aggregate fair value of $3,484,826, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the

(A)	securities lending program.

(B)	Affiliated Company (see Note 14).

(C)	7-day yield.

Represents investments of cash collateral received in

(D)	connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Financial Statements.

12

Madison Funds | April 30, 2023

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
INVESTMENT COMPANIES - 93.7%
Alternative Funds - 2.0%
Invesco Optimum Yield Diversified
Commodity Strategy ETF	77,079	$1,090,668

Bond Funds - 28.3%
iShares 7-10 Year Treasury Bond ETF	29,383	2,930,367
iShares Treasury Floating Rate Bond ETF	115,837	5,864,827
Janus Henderson Mortgage-Backed Securities ETF	17,035	795,023
Madison Core Bond Fund, Class R6 (A)	520,677	4,675,682
Schwab Intermediate-Term U.S.Treasury ETF	10,809	547,368
Vanguard Extended Duration Treasury ETF	6,010	540,960
		15,354,227

Foreign Stock Funds - 15.9%
iShares MSCI China ETF	38,534	1,838,842
iShares MSCI International Quality Factor ETF (B)	50,751	1,840,739
Vanguard FTSE All-World ex-U.S. ETF	90,742	4,943,624
		8,623,205

Stock Funds - 47.5%
Distillate U.S. Fundamental Stability & Value ETF	127,276	$5,490,687
Energy Select Sector SPDR Fund ETF	22,354	1,902,996
iShares Core S&P Small-Cap ETF	17,087	1,606,178
Madison Dividend Income Fund, Class R6 (A)	39,940	1,090,762
Madison Investors Fund, Class R6 (A)	304,418	7,573,913
VanEck Gold Miners ETF	102,561	3,443,998
Vanguard Health Care ETF	3,366	827,161
Vanguard Information Technology ETF	10,067	3,869,352
		25,805,047

Total Investment Companies
(Cost $49,442,967)		50,873,147

SHORT-TERM INVESTMENTS - 6.5%
State Street Institutional U.S.
Government Money Market Select
Fund, Premier Class, (C), 4.76%	3,443,916	3,443,916
State Street Navigator Securities
Lending Government Money Market
Portfolio, (C) (D), 4.84%	74,000	74,000

Total Short-Term Investments
(Cost $3,517,916)		3,517,916

TOTAL INVESTMENTS - 100.2%
( Cost $52,960,883** )	$54,391,063
NET OTHER ASSETS AND
LIABILITIES - (0.2%)	(117,422)
TOTAL NET ASSETS - 100.0%	$54,273,641

**	Aggregate cost for Federal tax purposes was $53,034,723.

(A)	Affiliated Company (see Note 14).

(B)	All or a portion of these securities, with an aggregate fair value of $386,523, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.

(C)	7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

SPDR	Standard & Poor’s Depositary Receipt.

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
MUNICIPAL BONDS - 98.0%
Airport - 6.2%
Manassas Park Economic Development
Authority, 5%, 12/15/28	$200,000	$223,958
Metropolitan Washington Airports
Authority Aviation Revenue, Series A, AMT, 5%, 10/1/43	500,000	518,935
Norfolk Airport Authority, Series A, 4%, 7/1/23	255,000	255,207
Norfolk Airport Authority, 5%, 7/1/32	125,000	140,235
		1,138,335

Development - 9.8%
Fairfax County Economic Development
Authority, Series A, (Prerefunded
10/1/24 @ $100), 5%, 10/1/26	150,000	153,918
Henrico County Economic Development
Authority, 5%, 10/1/37	245,000	252,002
Loudoun County Economic
Development Authority, Series A, 5%,12/1/25	125,000	132,229
Loudoun County Economic
Development Authority, Series A, 5%,12/1/30	165,000	190,700
Loudoun County Economic
Development Authority, Series A, 4%, 12/1/37	500,000	522,772
Manassas Park Economic Development
Authority, 3%, 12/15/44	345,000	275,071
Roanoke Economic Development
Authority, Series A, 5%, 7/1/47	250,000	280,812
		1,807,504

Education - 8.1%
Campbell County Industrial
Development Authority, 3%, 6/1/48	$415,000	$320,827
Richmond, Series A, (ST AID
WITHHLDG), 3%, 7/15/34	435,000	429,544
Virginia College Building Authority,
Series A, (ST INTERCEPT), 5%, 9/1/34	125,000	140,248
Virginia Commonwealth University,
Series A, 5%, 5/1/26	385,000	385,000
Virginia Public School Authority, Series
A, (ST AID WITHHLDG), 5%, 8/1/30	175,000	204,664
		1,480,283

Facilities - 9.4%
Henry County Industrial Development
Authority, 4.125%, 11/1/50	250,000	238,576
Lynchburg, (ST AID WITHHLDG), 5%,
6/1/26	115,000	117,578
New River Valley Regional Jail Authority,
5%, 10/1/25	100,000	104,765
Prince Edward County Industrial
Development Authority, 5%, 9/1/32	405,000	437,901
Pulaski County, (ST AID WITHHLDG),
5%, 2/1/24	325,000	329,471
Western Regional Jail Authority,
(Prerefunded 12/1/25 @ $100),
3.125%, 12/1/29	245,000	246,327
Western Regional Jail Authority,
3.125%, 12/1/29	255,000	256,222
		1,730,840

General Obligation - 40.3%
Alexandria, Series A, (ST AID
WITHHLDG), 5%, 7/15/27	$150,000	$160,621
Alexandria, Series A, (ST AID
WITHHLDG), 5%, 7/15/28	100,000	110,485
Arlington County, Series B, (Prerefunded
8/15/24 @ $100), (ST AID WITHHLDG),
5%, 8/15/27	175,000	179,385
Arlington County, Series A, (Prerefunded
8/15/26 @ $100) (A), 5%, 8/15/30	600,000	645,416
Chesterfield County Economic
Development Authority, Series B, 3%,
4/1/38	285,000	256,090
Commonwealth of Virginia, Series A,
5%, 6/1/23	500,000	500,674
Commonwealth of Virginia, Series A,
3%, 6/1/32	300,000	303,267
Danville, Series A, (ST AID WITHHLDG),
5%, 8/1/23	190,000	190,848
Fairfax County, Series A, (ST AID
WITHHLDG), 5%, 10/1/26	410,000	442,913
Fairfax County, Series A, (ST AID
WITHHLDG), 5%, 10/1/36	270,000	308,030
James City County Economic
Development Authority, 5%, 6/15/30	500,000	563,709
Leesburg, (ST AID WITHHLDG), 5%,
1/15/25	90,000	93,239
Loudoun county, Series A, (ST AID
WITHHLDG), 5%, 12/1/24	400,000	412,780
Norfolk, (Prerefunded 8/1/28 @ $100),
(ST AID WITHHLDG), 5%, 8/1/47	455,000	512,955

See accompanying Notes to Financial Statements.

13

Madison Funds | April 30, 2023

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
Poquoson, (ST AID WITHHLDG), 4%,
2/15/29	$425,000	$456,197
Spotsylvania County, (ST AID
WITHHLDG), 5%, 1/15/24	200,000	202,681
Suffolk, 5%, 2/1/29	100,000	111,926
Vienna, (ST AID WITHHLDG), 4%, 3/1/30	225,000	242,026
Virginia Beach Development Authority,
Series A, 3.5%, 5/1/30	250,000	251,676
Virginia Commonwealth Transportation
Board, 4%, 5/15/32	350,000	353,798
Virginia Public Building Authority, Series
A, 5%, 8/1/31	110,000	126,300
Virginia Public Building Authority, Series
B, 5%, 8/1/25	235,000	246,256
Virginia Resources Authority, Series C,
(MORAL OBLG), 4%, 11/1/32	250,000	263,172
Virginia Resources Authority, Series B,
(MORAL OBLG), 5%, 11/1/23	5,000	5,007
Virginia Resources Authority, Series A,
5%, 11/1/28	60,000	60,592
Virginia Resources Authority, Series C,
5%, 11/1/30	250,000	277,503
Virginia Resources Authority, Series C,
(MORAL OBLG), 4%, 11/1/34	125,000	128,879
		7,406,425

Medical - 1.5%
Stafford County Economic Development
Authority Revenue, 5%, 6/15/25	260,000	269,167

Multifamily Housing - 1.0%
Virginia Housing Development
Authority, Series K, (GNMA/FNMA/
FHLMC COLL), 2.125%, 12/1/36	245,000	189,758

Power - 4.4%
Puerto Rico Electric Power Authority,
Series V, (BHAC-CR, MBIA-RE, FGIC),
5.25%, 7/1/24	$290,000	$293,998
Virginia Commonwealth Transportation
Board, 5%, 5/15/26	220,000	234,863
Virginia Small Business Financing
Authority, 5%, 11/1/25	265,000	278,395
		807,256

Transportation - 9.3%
Hampton Roads Transportation
Accountability Commission, Series A,
5%, 7/1/37	170,000	191,258
Hampton Roads Transportation
Accountability Commission, Series A,
5%, 7/1/42	470,000	503,590
Northern Virginia Transportation
Authority, 5%, 6/1/30	780,000	794,394
Virginia Commonwealth Transportation
Board, 5%, 9/15/27	200,000	220,431
		1,709,673

Water - 8.0%
Fairfax Sewer Revenue County, Series A,
4%, 7/15/41	210,000	213,403
Hampton Roads Sanitation District,
Series A, (Prerefunded 10/1/27 @
$100), 5%, 10/1/35	410,000	452,530
Hampton Roads Sanitation District,
Series A, (Prerefunded 10/1/27 @
$100), 5%, 10/1/36	250,000	275,383
Henrico Water & Sewer Revenue County,
(Prerefunded 5/1/26 @ $100), 5%,
5/1/27	150,000	160,032

Upper Occoquan Sewage Authority,
3%, 7/1/46	$300,000	$249,197
Upper Occoquan Sewage Authority,
3%, 7/1/49	140,000	113,475
		1,464,020

TOTAL INVESTMENTS - 98.0%
( Cost $18,529,378** )		18,003,261

NET OTHER ASSETS AND
LIABILITIES - 2.0%		361,236

TOTAL NET ASSETS - 100.0%		$18,364,497

**	Aggregate cost for Federal tax purposes was $18,529,378.

Restricted. The cost of the security acquired on 6/13/19 is $663,314. The value is $645,416, representing 3.5% of (A) net assets.

AMT	Automated Manual Transmission.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.

FNMA	Federal National Mortgage Association.

GNMA	Government National Mortgage Association.
MBIA	MBIA Insurance Corp.

MORAL

OBLG	Moral Obligation.

ST AID

WITHHLDG	State Aid Withholding.

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
MUNICIPAL BONDS - 97.8%
Alabama - 5.7%
Mobile County, General Obligation,
5%, 2/1/39	$610,000	$681,219
Pike Road, Authority Revenue, 4%,
9/1/31	170,000	173,551
UAB Medicine Finance Authority
Revenue, Series B, 5%, 9/1/27	150,000	163,626
		1,018,396

Arkansas - 1.0%
Arkansas Development Finance
Authority, 5%, 2/1/26	175,000	180,325

California - 0.7%
Los Angeles County Metropolitan
Transportation Authority Sales Tax
Revenue, Series A, 5%, 7/1/40	120,000	129,032

Colorado - 3.9%
Colorado Springs Utilities System
Revenue, Series A, 4%, 11/15/40	$250,000	$253,008
El Paso County Facilities Corp., Series A,
5%, 12/1/27	400,000	440,119
		693,127

Florida - 2.0%

City Of South Miami Health Facilities
Authority, Inc., 5%, 8/15/24	100,000	102,254
Port St. Lucie Community
Redevelopment Agency Revenue, Tax
Allocation, 5%, 1/1/26	250,000	262,944
		365,198

Georgia - 2.4%
Americus-Sumter Payroll Development
Authority, Series A, 3.25%, 6/1/33	150,000	151,267

Atlanta Water & Wastewater Revenue,
(Prerefunded 5/1/25 @ $100), 5%,
11/1/43	$275,000	$287,100
		438,367

Hawaii - 2.5%
Hawaii, General Obligation, Series EY,
5%, 10/1/25	435,000	458,013

Idaho - 2.8%
Idaho Health Facilities Authority, Series
A, 5%, 3/1/34	500,000	507,215

Illinois - 10.7%
Cook County School District No. 111
Burbank, (BAM-TCRS), 5%, 12/1/35	545,000	591,214
Cook County School District No. 111
Burbank, (BAM-TCRS), 4%, 12/1/37	200,000	202,238

See accompanying Notes to Financial Statements.

14

Madison Funds | April 30, 2023

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
Du Page County School District No. 45, 4%, 1/1/26	$460,000	$471,883
Palatine Village, General Obligation, 2%, 12/1/28	175,000	162,458
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	149,300
Village of Bourbonnais, (BAM), 5.25%, 12/1/46	325,000	355,808
		1,932,901

Indiana - 7.1%
Indianapolis Local Public Improvement Bond Bank, Series C, 5%, 2/1/24	175,000	177,381
Lincoln Center Building Corp., 4%, 8/1/28	285,000	301,685
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	526,155
Whitestown Redevelopment Authority, 5%, 7/15/38	260,000	278,604
		1,283,825

Kansas - 1.2%
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	222,639

Kentucky - 2.5%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5% 4/1/33	445,000	457,113

Louisiana - 0.9%
Lafourche Parish School Board, 4%, 3/1/33	150,000	160,681

Michigan - 1.4%
Kalamazoo Public Schools, 5%, 5/1/26	250,000	259,616

Mississippi - 2.9%
Medical Center Educational Building Corp., Series A, 5%, 6/1/30	475,000	516,673

Montana - 1.7%
Four Corners County Water & Sewer District, Series A, (AGM), 4%, 7/1/25	300,000	305,421

Nebraska - 1.8%
Elkhorn School District, 4%, 12/15/36	315,000	323,710

New Jersey - 6.5%
New Jersey Economic Development Authority Revenue, Series NN, 5%, 3/1/26	450,000	450,584

New Jersey Turnpike Authority, Series A,
(BHAC-CR, AGM), 5.25%, 1/1/28	$250,000	$280,049
New Jersey Turnpike Authority, Series A,
(BHAC-CR, AGM), 5.25%, 1/1/29	250,000	285,581
Union County Improvement Authority,
Series A, 4%, 2/1/25	150,000	151,144
		1,167,358

New Mexico - 1.1%
Otero County, (BAM), 4%, 12/1/28	195,000	204,764

New York - 4.1%
Brookhaven Local Development Corp.,
5%, 11/1/24	110,000	110,845
New York State Dormitory Authority,
Series 1, (BHAC-CR), 5.5%, 7/1/31	250,000	287,054
Port Authority of New York & New Jersey, Series 85th, (GO of AUTH),
5.375%, 3/1/28	325,000	346,228
		744,127

Oklahoma - 4.2%
Elk City Industrial Authority, 4%, 5/1/30	335,000	350,865
Tulsa County Industrial Authority, 3%,
2/1/31	400,000	397,367
		748,232

Pennsylvania - 5.6%
City of Pittsburgh, 4%, 9/1/35	350,000	364,735
Commonwealth Financing Authority,
Series A, 5%, 6/1/35	370,000	380,290
Waverly Township Municipal Authority,
(BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	257,011
		1,002,036

Texas - 7.1%
Austin, General Obligation, 5%, 9/1/26	550,000	575,292
Center, General Obligation, 3%, 8/15/34,	410,000	390,857
Harris County Toll Road Authority, 4%,
8/15/38	300,000	304,880
		1,271,029

Utah - 3.4%
Ogden City Sewer & Water Revenue,
Series A, 4%, 6/15/31	250,000	271,301
Utah Transit Authority, Series A,
(BHAC-CR), 5%, 6/15/35	280,000	333,175
		604,476

Virginia - 6.4%
Fairfax County Economic Development
Authority, Series A, 5%, 9/1/38	$90,000	$97,175
Roanoke Economic Development
Authority, Series A, 5%, 7/1/47	250,000	280,811
Southampton County Industrial
Development Authority, 5%, 6/1/35	440,000	500,903
Western Regional Jail Authority, 5%, 12/1/34	250,000	265,550
		1,144,439

Washington - 1.2%
Washington, General Obligation, Series E, 5%, 2/1/29	205,000	207,866

West Virginia - 2.7%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	482,532

Wisconsin - 4.3%
Green Bay, Series A, 4%, 4/1/38	355,000	360,740
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	406,196
		766,936

TOTAL INVESTMENTS - 97.8%
( Cost $17,866,661** )		17,596,047
NET OTHER ASSETS AND LIABILITIES - 2.2%		401,363
TOTAL NET ASSETS - 100.0%		$17,997,410

**	Aggregate cost for Federal tax purposes was $17,866,661.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.

ST INTERCEPT	State Intercept.
TCRS	Transferable Custodial Receipts

See accompanying Notes to Financial Statements.

15

Madison Funds | April 30, 2023

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - 35.8%
Communication Services - 2.4%
Comcast Corp., 3.15%, 3/1/26$	1,000,000	$970,396
Walt Disney Co., 3.8%, 3/22/30	1,250,000	1,207,631
		2,178,027

Consumer Discretionary - 2.9°%
Cummins, Inc., 1.5%, 9/1/30	1,000,000	826,896
Home Depot, Inc., 2.7%, 4/15/30	1,100,000	1,001,020
NIKE, Inc., 2.75%, 3/27/27	750,000	714,475
		2,542,391

Consumer Staples - 5.0%
Coca-Cola Co., 1%, 3/15/28	1,250,000	1,089,557
Hershey Co., 1.7%, 6/1/30	1,200,000	1,007,669
Kimberly-Clark Corp., 1.05%, 9/15/27	1,000,000	882,220
PepsiCo, Inc., 4.45%, 5/15/28	500,000	511,336
PepsiCo, Inc., 2.75%, 3/19/30	1,100,000	1,007,995
		4,498,777

Financials - 20.1%
Bank of America Corp., (SOFR+ 1.010%) (A), 1.197%, 10/24/26	1,500,000	1,355,815
Bank of New York Mellon Corp., (SOFR+ 1.802%) (A), 5.802%, 10/25/28	1,250,000	1,305,985
Berkshire Hathaway Finance Corp., 2.875%, 3/15/32	1,250,000	1,130,226
BlackRock, Inc., 3.5%, 3/18/24	1,000,000	986,817
Charles Schwab Corp., 0.9%, 3/11/26	1,000,000	884,411
Huntington National Bank, 3.55%, 10/6/23	1,000,000	990,890
JPMorgan Chase & Co., (3 mo. USD SOFR + 1.155%) (A), 3.22%, 3/1/25	1,500,000	1,470,499
Mastercard, Inc., 3.3%, 3/26/27	750,000	725,769
Morgan Stanley, (SOFR + 2.240%) (A), 6.296%, 10/18/28	1,000,000	1,048,677
Public Storage, 1.95%, 11/9/28	1,000,000	876,126
Simon Property Group LP, 2.45%, 9/13/29	1,250,000	1,086,995
State Street Corp., (SOFR+0.940%) (A), 2.354%, 11/1/25	1,500,000	1,437,889
Truist Financial Corp., 2.85%, 10/26/24	1,250,000	1,202,288
Truist Financial Corp., (SOFR + 1.435%) (A), 4.873%, 1/26/29	500,000	488,918
Truist Financial Corp. (B), 1.95%, 6/5/30	1,000,000	803,841

U.S. Bancorp, (SOFR+1.660%) (A),
4.548%, 7/22/28	$1,250,000	$1,213,161
Wells Fargo & Co., (3 mo. USD LIBOR +
0.825%) (A), 2.406%, 10/30/25	1,000,000	956,260
		17,964,567

Industrials - 2.7%
Caterpillar Financial Services Corp.,
4.8%, 1/6/26	500,000	507,515
Emerson Electric Co. (B), 2%, 12/21/28,	1,000,000	885,021
John Deere Capital Corp., 4.75%,
1/20/28	1,000,000	1,021,651
		2,414,187

Information Technology - 2.2%
Apple, Inc., 2.4%, 5/3/23
Texas Instruments, Inc., 1.375%,	1,000,000	999,630
3/12/25	1,000,000	947,190
		1,946,820

Utilities - 0.5%
National Rural Utilities Cooperative
Finance Corp., 1%, 6/15/26	500,000	449,388

Total Corporate Notes and Bonds
( Cost $34,174,740 )		31,994,157

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.4%
Fannie Mae - 7.5%
0.500%, 11/7/25	2,250,000	2,064,858
2.125%, 4/24/26	2,500,000	2,380,472
0.750%, 10/8/27 (B)	2,500,000	2,206,855
		6,652,185
Freddie Mac - 2.6%
0.375%, 7/21/25	2,500,000	2,303,360
U.S. Treasury Notes - 52.3%
1.750%, 6/30/24	2,500,000	2,417,871
2.375%, 8/15/24	3,000,000	2,918,086
1.250%, 8/31/24	2,500,000	2,394,434
0.375%, 9/15/24	2,500,000	2,364,258
2.250%, 11/15/24	2,500,000	2,420,605
2.125%, 5/15/25	3,000,000	2,885,156
0.250%, 10/31/25	3,000,000	2,741,484
0.375%, 1/31/26	3,000,000	2,731,758
3.750%, 4/15/26	2,250,000	2,248,066

1.625%, 5/15/26	$2,500,000	$2,347,559
1.500%, 8/15/26	2,500,000	2,328,516
1.500%, 1/31/27	2,750,000	2,542,353
0.625%, 3/31/27	2,500,000	2,227,148
2.375%, 5/15/27	3,000,000	2,859,609
2.250%, 11/15/27	2,750,000	2,595,850
1.875%, 2/28/29	2,750,000	2,508,623
3.875%, 11/30/29	2,000,000	2,039,375
3.875%, 12/31/29	2,000,000	2,041,016
1.375%, 11/15/31	2,500,000	2,121,387
		46,733,154

Total U.S. Government and Agency Obligations
( Cost $58,354,759 )		55,688,699

	Shares
SHORT-TERM INVESTMENTS - 5.5%
State Street Institutional U.S.
Government Money Market Fund,
Premier Class, (C), 4.76%	1,043,096	1,043,096
State Street Navigator Securities Lending Government Money Market Portfolio, (C) (D), 4.84%	3,909,375	3,909,375
Total Short-Term Investments
( Cost $4,952,471 )		4,952,471
TOTAL INVESTMENTS - 103.7%
( Cost $97,481,970** ) NET OTHER ASSETS AND		92,635,327
LIABILITIES - (3.7%)		(3,322,839)
TOTAL NET ASSETS - 100.0%		$89,312,488

**	Aggregate cost for Federal tax purposes was $97,644,091.
(A)	Floating rate or variable rate note. Rate shown is as of April 30,2023.
(B)	All or a portion of these securities, with an aggregate fair value of $3,837,467, are on loan as part of a securities lending program. See footnote (D) and Note 11 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Financial Statements.

16

Madison Funds | April 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
ASSET BACKED SECURITIES - 5.0%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$109,143	$107,473
Chesapeake Funding II LLC, Series 2020- 1A, Class A1 (A), 0.87%, 8/15/32	58,364	57,948
Chesapeake Funding II LLC, Series 2023- 1A, Class A1 (A), 5.65%, 5/15/35	1,000,000	1,001,374
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 8/15/28	750,000	753,193
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	291,544	283,549
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.03%, 1/20/28	807,507	787,382
Enterprise Fleet Financing LLC, Series 2023-1, Class A2 (A), 5.51%, 1/22/29	500,000	501,606
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	1,100,000	1,106,611
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25	1,000,000	977,963
JPMorgan Chase Bank NA, Series 2020-1, Class B (A), 0.991%, 1/25/28	88,059	87,223
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	224,241	219,566
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	269,715	261,140
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	243,259	234,341
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	334,097	316,000
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	225,975	219,939
LAD Auto Receivables Trust, Series 2022- 1A, Class A (A), 5.21%, 6/15/27	829,983	823,867
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	500,000	470,514
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	1,350,000	1,349,015
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	317,361	316,764
Total Asset Backed Securities
( Cost $10,088,105 )		9,875,468
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B), 2.879%, 7/25/49	142,083	133,383
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1 (A) (C) (D), 1.724%, 2/25/55	117,203	111,848
CIM Trust, Series 2021-J2, Class A4 (A) (C) (D), 2.5%, 4/25/51	527,366	464,604
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	494,748	19,089

Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (D), 5.565%, 10/25/33	$346,324	$344,176
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (D), 5.815%, 12/25/41	297,013	294,792
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	530,149	39,283
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	291,810	283,547
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	380,965	375,338
Federal National Mortgage Association REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	78,534	80,130
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	73,455	75,905
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	2,285,487	362,288
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	31,892	31,460
Flagstar Mortgage Trust, Series 2021- 9INV, Class A1 (A) (C) (D), 2.5%, 9/25/41	568,510	497,086
GCAT Trust, Series 2021-NQM1, Class A1 (A) (C) (D), 0.874%, 1/25/66	694,168	587,787
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO, 3%, 9/20/44	57,776	589
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (C) (D), 2.5%, 5/25/51	491,540	404,637
JPMorgan Mortgage Trust, Series 2019 5, Class A3 (A) (C) (D), 4%, 11/25/49	25,032	23,721
JPMorgan Mortgage Trust, Series 2019 7, Class A3 (A) (C) (D), 3.5%, 2/25/50	92,896	84,424
JPMorgan Mortgage Trust, Series 2021 1, Class A3 (A) (C) (D), 2.5%, 6/25/51	674,164	552,446
JPMorgan Mortgage Trust, Series 2021 3, Class A3 (A) (C) (D), 2.5%, 7/25/51	886,719	727,489
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (C) (D), 2.5%, 10/25/51	754,639	665,839
JPMorgan Mortgage Trust, Series 2021-14, Class A4 (A) (C) (D), 2.5%, 5/25/52	845,346	733,437
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D), 3%, 2/25/50	142,026	120,064
PSMC Trust, Series 2019-2, Class A1 (A) (C) (D), 3.5%, 10/25/49	6,387	6,259
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D), 3%, 5/25/50	124,225	110,832
PSMC Trust, Series 2021-1, Class A11 (A) (C) (D), 2.5%, 3/25/51	890,588	784,773

RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (C) (D), 2.5%, 12/25/51	$657,201	$571,842
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (C) (D), 2.5%, 1/25/52	451,549	391,771
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D), 3%, 6/25/43	286,930	254,488
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D), 0.918%, 2/25/63	149,674	139,694
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D), 4%, 4/25/49	12,945	12,450
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-INV2, Class A2 (A) (C) (D), 2.5%, 9/25/51	642,919	526,841
Total Collateralized Mortgage Obligations ( Cost $11,563,481 )		9,812,312

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	214,309	207,913
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	1,000,000	950,590
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (C) (D), 0.423%, 9/25/26	15,001,236	124,345
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	959,370
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K131, Class A2, 1.853%, 7/25/31	505,000	424,671
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (C) (D), 3.205%, 11/25/27	769,243	736,726
Federal National Mortgage Association-Aces, Series 2022-M1, Class A2 (C) (D), 1.725%, 10/25/31	1,250,000	1,021,606
FREMF Mortgage Trust, Series 2013- K33, Class B (A) (C) (D), 3.632%, 8/25/46	900,000	892,306
FREMF Mortgage Trust, Series 2015- K44, Class B (A) (C) (D), 3.846%, 1/25/48	750,000	726,211
FREMF Mortgage Trust, Series 2020- K106, Class B (A) (C) (D), 3.708%, 3/25/53	750,000	673,185
GSAMP Trust, Series 2006-S5, Class M5 (D), 7.488% 9/25/36	722,000	-

Total Commercial Mortgage- Backed Securities ( Cost $7,008,157 )		6,716,923

See accompanying Notes to Financial Statements.

17

Madison Funds | April 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
CORPORATE NOTES AND BONDS - 28.3%
Communication Services - 2.0%
AT&T, Inc., 4.75%, 5/15/46	$500,000	$448,144
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	300,000	258,720
Charter Communications Operating LLC/ Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	494,946
Discovery Communications LLC, 5%, 9/20/37	250,000	218,468
eBay, Inc., 1.9%, 3/11/25	325,000	307,243
Expedia Group, Inc., 3.25%, 2/15/30	500,000	438,826
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	191,218
Meta Platforms, Inc., 3.85%, 8/15/32	250,000	235,588
Netflix, Inc., 6.375%, 5/15/29	250,000	270,249
SBA Communications Corp., 3.875%, 2/15/27	350,000	326,371
VeriSign, Inc. (E), 2.7%, 6/15/31	500,000	425,000
Verizon Communications, Inc., 3.4%, 3/22/41	500,000	393,083
		4,007,856

Consumer Discretionary - 2.0%
7-Eleven, Inc. (A), 1.8%, 2/10/31	400,000	320,120
7-Eleven, Inc. (A), 2.5%, 2/10/41	250,000	170,770
Advance Auto Parts, Inc., 1.75%, 10/1/27	250,000	217,388
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	350,000	343,767
General Motors Financial Co., Inc.,5.85%, 4/6/30	500,000	499,071
Hilton Domestic Operating Co., Inc. (A) (E), 5.375%, 5/1/25	350,000	348,961
Home Depot, Inc., 3.35%, 4/15/50	250,000	194,529
Lowe's Cos., Inc., 3%, 10/15/50	500,000	333,813
Lowe's Cos., Inc., 4.25%, 4/1/52	750,000	619,910
Southwest Airlines Co., 5.125%,6/15/27	500,000	503,152
Tractor Supply Co., 1.75%, 11/1/30	550,000	440,644
		3,992,125
Consumer Staples - 1.3%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	500,000	461,926
Conagra Brands, Inc., 0.5%, 8/11/23	600,000	591,806
GE HealthCare Technologies, Inc. (A), 6.377%, 11/22/52	250,000	280,916
Hormel Foods Corp., 1.8%, 6/11/30	200,000	168,633
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	238,528
Mars, Inc. (A), 3.875%, 4/1/39	400,000	348,702
Mars, Inc. (A), 2.375%, 7/16/40	350,000	248,821
Performance Food Group, Inc. (A), 5.5%,10/15/27	325,000	318,536
		2,657,868

Energy - 2.4%
Boardwalk Pipelines LP 4.45%, 7/15/27	$400,000	$391,938
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	350,000	317,717
Energy Transfer LP 5.25%, 4/15/29	275,000	275,357
EnLink Midstream Partners LP 5.45%, 6/1/47	400,000	334,000
Enterprise Products Operating LLC, 5.35%, 1/31/33	250,000	259,880
Kinder Morgan, Inc., 5.55%, 6/1/45	400,000	376,783
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	273,112
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	574,558
MPLX LP, 2.65%, 8/15/30	350,000	298,595
ONEOK, Inc., 5.85%, 1/15/26	150,000	152,857
Phillips 66, 0.9%, 2/15/24	500,000	483,286
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	300,000	298,357
Valero Energy Corp., 6.625%, 6/15/37	500,000	547,594
Valero Energy Corp., 4%, 6/1/52	175,000	134,361
		4,718,395

Financials - 10.9%
Air Lease Corp., 2.875%, 1/15/26	500,000	466,622
Air Lease Corp., 1.875%, 8/15/26	250,000	221,880
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	900,000	854,971
American Express Co., 5.85%, 11/5/27	500,000	522,513
American International Group, Inc., 4.75%, 4/1/48	150,000	136,121
Athene Global Funding (A), 1.45%, 1/8/26	500,000	446,549
AvalonBay Communities, Inc., 5%, 2/15/33	250,000	255,324
Bank of America Corp., Series N, (SOFR + 0.910%) (D), 1.658%, 3/11/27	400,000	361,005
Bank of America Corp., (SOFR+ 1.910%) (D), 5.288%, 4/25/34	350,000	351,620
Bank of America Corp., (5 year CMT + 2.000%) (D), 3.846%, 3/8/37	350,000	302,303
Bank of New York Mellon Corp., (SOFR+ 2.074%) (D), 5.834%, 10/25/33	500,000	534,163
Belrose Funding Trust (A), 2.33%, 8/15/30	350,000	261,281
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	350,000	298,110
BlackRock, Inc., 2.1%, 2/25/32	350,000	292,690
Bread Financial Holdings, Inc. (A) (F), 4.75%, 12/15/24	500,000	441,329
Capital One Financial Corp., (SOFR+ 2.057%) (D), 4.927%, 5/10/28	350,000	339,673
Capital One Financial Corp., (SOFR+ 1.790%) (D), 3.273%, 3/1/30	350,000	303,020
Citigroup, Inc., (SOFR+2.086%) (D), 4.91%, 5/24/33	350,000	342,557

Discover Financial Services, 6.7%, 11/29/32	$500,000	$528,217
Empower Finance 2020 LP (A) (E), 3.075%, 9/17/51	350,000	233,110
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	309,775
Fifth Third Bancorp, (SOFR + 1.660%) (D), 4.337%, 4/25/33	350,000	315,139
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	217,112
GE HealthCare Technologies, Inc. (A), 5.6%, 11/15/25	750,000	758,973
GLP Capital LP/GLP Financing II, Inc. (E), 3.25%, 1/15/32	400,000	328,251
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	400,000	365,585
Goldman Sachs Group, Inc., (SOFR + 0.913%) (D), 1.948%, 10/21/27	500,000	447,126
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (D), 2.487%, 8/15/36	700,000	499,678
Huntington National Bank, (SOFR+ 1.205%) (D), 4.008%, 5/16/25	500,000	481,760
Intercontinental Exchange, Inc., 3.75%, 9/21/28	250,000	241,186
Intercontinental Exchange, Inc., 4.6%, 3/15/33	350,000	348,858
Jefferies Financial Group, Inc., 2.625%, 10/15/31	450,000	362,008
JPMorgan Chase & Co., (3 mo. USD SOFR + 0.695%) (D), 1.04%, 2/4/27	650,000	582,551
KeyBank NA, 5%, 1/26/33	250,000	232,009
KeyCorp, 4.1%, 4/30/28	400,000	369,157
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	170,769
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	105,716
LPL Holdings, Inc. (A), 4%, 3/15/29	250,000	224,433
M&T Bank Corp., 3.55%, 7/26/23	250,000	248,083
Morgan Stanley, (SOFR + 1.990%) (D) (E), 2.188%, 4/28/26	175,000	164,741
Morgan Stanley, (SOFR + 1.020%) (D), 1.928%, 4/28/32	500,000	397,104
Morgan Stanley, (5 year CMT + 2.430%) (D), 5.948%, 1/19/38	600,000	602,188
Nasdaq, Inc., 1.65%, 1/15/31	450,000	357,768
Old Republic International Corp., 3.85%, 6/11/51	300,000	219,400
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	250,000	198,208
PNC Bank NA (E), 2.7%, 10/22/29	250,000	215,651
Public Storage, 1.95%, 11/9/28	250,000	219,032
Realty Income Corp., 4.85%, 3/15/30	400,000	397,377
Regions Financial Corp., 1.8%, 8/12/28	500,000	414,931
State Street Corp., (SOFR + 1.490%) (D), 3.031%, 11/1/34	250,000	218,121
Synchrony Financial, 7.25%, 2/2/33	275,000	252,613

See accompanying Notes to Financial Statements.

18

Madison Funds | April 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	$300,000	$214,023
Truist Bank, 2.25%, 3/11/30	325,000	266,722
Truist Financial Corp., (SOFR+0.609%) (D), 1.267%, 3/2/27	500,000	442,593
Truist Financial Corp., (SOFR + 1.852%) (D), 5.122%, 1/26/34	400,000	387,180
U.S. Bancorp, (SOFR + 1.660%) (D), 4.548%, 7/22/28	500,000	485,265
U.S. Bancorp, (SOFR + 1.600%) (D), 4.839%, 2/1/34	525,000	501,905
Wells Fargo & Co., (SOFR+2.000%) (D), 2.188%, 4/30/26	350,000	329,455
Wells Fargo & Co., (SOFR+2.020%) (D), 5.389%, 4/24/34	350,000	355,018
Welltower OP LLC, 2.05%, 1/15/29	500,000	420,621
Weyerhaeuser Co., 3.375%, 3/9/33	300,000	265,499
		21,426,642

Health Care - 2.1%
Amgen, Inc., 5.65%, 3/2/53	400,000	414,074
Block, Inc., 2.75%, 6/1/26	450,000	407,367
Centene Corp., 2.45%, 7/15/28	500,000	434,594
Cigna Group, 4.9%, 12/15/48	500,000	469,924
CVS Health Corp., 5.125%, 7/20/45	500,000	472,513
Gartner, Inc. (A), 4.5%, 7/1/28	400,000	375,849
Health Care Service Corp. (A), 2.2%, 6/1/30	250,000	209,581
Humana, Inc., 1.35%, 2/3/27	250,000	221,409
PerkinElmer, Inc., 0.55%, 9/15/23	425,000	417,660
UnitedHealth Group, Inc., 2.3%, 5/15/31	300,000	259,236
UnitedHealth Group, Inc., 3.7%, 8/15/49	250,000	205,393
Zoetis, Inc., 3%, 5/15/50	250,000	180,024
		4,067,624

Industrials - 2.8%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	600,000	476,739
Ball Corp., 4.875%, 3/15/26	475,000	470,386
Boeing Co., 2.196%, 2/4/26	400,000	371,246
Boeing Co., 5.805%, 5/1/50	350,000	348,934
Carrier Global Corp., 3.577%, 4/5/50	200,000	149,255
Martin Marietta Materials, Inc., 3.2%, 7/15/51	500,000	354,969
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	307,684
Quanta Services, Inc., 2.9%, 10/1/30	500,000	433,315
TD SYNNEX Corp., 1.75%, 8/9/26	500,000	438,036
TD SYNNEX Corp., 2.65%, 8/9/31	250,000	196,059
Textron, Inc., 2.45%, 3/15/31	250,000	211,715
TransDigm, Inc. (A), 6.25%, 3/15/26	475,000	477,659
United Rentals North America, Inc., 5.5%, 5/15/27	500,000	496,796
Vontier Corp., 1.8%, 4/1/26	300,000	268,284

WRKCo, Inc., 3.9%, 6/1/28	$350,000	$334,934
WRKCo, Inc. (E), 3%, 6/15/33	300,000	244,823
		5,580,834

Information Technology - 2.0%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,115
Dell International LLC/EMC Corp.,8.35%, 7/15/46	87,000	107,109
Dell International LLC/EMC Corp. (A),3.45%, 12/15/51	625,000	410,686
Fiserv, Inc., 3.5%, 7/1/29	750,000	697,584
HP Inc., 2.65%, 6/17/31	600,000	488,542
Iron Mountain, Inc. (A), 4.5%, 2/15/31	275,000	239,086
Lam Research Corp., 1.9%, 6/15/30	200,000	169,272
Marvell Technology, Inc., 4.2%, 6/22/23	500,000	499,015
Oracle Corp., 3.95%, 3/25/51	750,000	565,865
Salesforce, Inc., 2.9%, 7/15/51	500,000	355,045
VMware, Inc., 2.2%, 8/15/31	500,000	395,636
		3,936,955

Materials - 0.6%
Arconic Corp. (A), 6%, 5/15/25	250,000	248,553
Celanese U.S. Holdings LLC, 6.165%,7/15/27	250,000	252,667
International Flavors & Fragrances, Inc. (A) (E), 3.468%, 12/1/50	500,000	342,664
LYB International Finance III LLC,3.625%, 4/1/51	400,000	283,397
		1,127,281
Utilities - 2.2%
AES Corp., 1.375%, 1/15/26	400,000	362,191
Berkshire Hathaway Energy Co., 1.65%,5/15/31	350,000	283,044
DTE Electric Co., 5.4%, 4/1/53	500,000	528,924
Duke Energy Corp., 3.75%, 9/1/46	500,000	392,687
Duke Energy Progress LLC, 3.7%,10/15/46	1,000,000	796,828
Florida Power & Light Co., 2.875%,12/4/51	700,000	498,728
Indiana Michigan Power Co., 5.625%,4/1/53	250,000	265,691
Interstate Power & Light Co., 3.5%,9/30/49	250,000	185,839
NextEra Energy Capital Holdings, Inc.,1.9%, 6/15/28	500,000	439,855
PECO Energy Co., 3.05%, 3/15/51	750,000	535,737
		4,289,524

Total Corporate Notes and Bonds
( Cost $62,304,735 )		55,805,104

FOREIGN CORPORATE BONDS - 2.8%
Communication Service - 0.2%
Alibaba Group Holding Ltd. (E), 2.125%, 2/9/31	500,000	414,798

Consumer Discretionary - 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. (A), 4.75%, 10/20/28	$250,000	$242,483

Energy - 0.1%
Enbridge, Inc., 5.7%, 3/8/33	250,000	259,277

Financials - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	500,000	448,168
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	240,674
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	500,000	444,041
Bank of Montreal, 5.203%, 2/1/28	400,000	406,005
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (D), 5.475%, 2/22/31	500,000	508,449
Royal Bank of Canada, 4.9%, 1/12/28	400,000	401,945
Toronto-Dominion Bank, 5.156%, 1/10/28	400,000	403,858
Toronto-Dominion Bank, 4.456%, 6/8/32	300,000	288,880
UBS Group AG, (1 year CMT + 2.050%) (A) (D), 4.703%, 8/5/27	400,000	385,622
		3,527,642

Health Care - 0.5%
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	163,736
Royalty Pharma PLC, 3.55%, 9/2/50	500,000	342,262
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	500,000	372,584
		878,582
Materials - 0.1%
Nutrien Ltd., 5.8%, 3/27/53	250,000	259,491

Total Foreign Corporate Bonds
( Cost $6,059,869 )		5,582,273

MORTGAGE BACKED SECURITIES - 25.0%
Fannie Mae - 14.0%
3%, 9/1/30 Pool # 890696	287,861	275,906
3%, 12/1/30 Pool # AL8924	142,891	136,974
7%, 11/1/31 Pool # 607515	3,667	3,725
3.5%, 12/1/31 Pool # MA0919	98,415	96,702
6.5%, 3/1/32 Pool # 889072	12,250	12,637
6.5%, 5/1/32 Pool # 636758	750	774
7%, 5/1/32 Pool # 644591	384	384
6.5%, 6/1/32 Pool # 545691	19,583	20,447
3.5%, 8/1/32 Pool # MA3098	127,820	124,357
3.5%, 9/1/32 Pool # MA3126	90,105	87,664
5.5%, 11/1/33 Pool # 555880	26,748	27,419
5%, 5/1/34 Pool # 780890	11,761	11,958
4%, 2/1/35 Pool # MA2177	247,950	241,641
5%, 8/1/35 Pool # 829670	26,293	26,543

See accompanying Notes to Financial Statements.

19

Madison Funds | April 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
5%, 9/1/35 Pool # 835699	$28,266	$28,489
5%, 9/1/35 Pool # 820347	40,220	40,972
3.5%, 12/1/35 Pool # MA2473	245,134	236,624
4.5%, 12/1/35 Pool # 745147	4,071	4,070
5%, 12/1/35 Pool # 850561	10,135	10,280
2.5%, 9/1/36 Pool # FS4049	731,590	680,547
6%, 11/1/36 Pool # 902510	33,900	35,546
6%, 10/1/37 Pool # 947563	32,152	33,828
6.5%, 12/1/37 Pool # 889072	23,982	25,259
4.5%, 5/1/38 Pool # MA5013	1,250,000	1,241,024
6.5%, 8/1/38 Pool # 987711	58,828	62,543
3%, 11/1/39 Pool # MA3831	103,298	95,957
4%, 9/1/40 Pool # AE3039	263,111	257,050
4%, 1/1/41 Pool # AB2080	196,307	191,785
2.5%, 5/1/41 Pool # MA4334	1,321,901	1,177,552
5.5%, 7/1/41 Pool # AL6588	190,673	197,341
4%, 9/1/41 Pool # AJ1406	93,970	91,835
4%, 10/1/41 Pool # AJ4046	269,574	264,782
3.5%, 11/1/41 Pool # AB3867	101,603	96,811
2.5%, 3/1/42 Pool # CB3076	701,363	618,739
2.5%, 3/1/42 Pool # MA4571	1,836,809	1,623,856
4%, 3/1/42 Pool # AL1998	406,309	397,086
3.5%, 6/1/42 Pool # AO4134	440,685	419,903
3.5%, 8/1/42 Pool # AP2133	210,758	200,818
3%, 9/1/42 Pool # AP6568	52,845	48,562
3.5%, 9/1/42 Pool # AB6228	124,460	118,591
4%, 10/1/42 Pool # AP7363	282,794	276,278
3.5%, 1/1/43 Pool # AQ9326	259,305	247,072
3%, 2/1/43 Pool # AL3072	422,233	388,011
3.5%, 3/1/43 Pool # AT0310	208,120	198,302
3.5%, 4/1/43 Pool # AT2887	208,748	198,845
4%, 1/1/45 Pool # AS4257	64,656	62,925
4.5%, 10/1/46 Pool # MA2783	34,041	33,823
3%, 1/1/47 Pool # BE0108	343,879	315,226
2.5%, 12/1/47 Pool # FM3165	703,124	618,024
3%, 8/1/48 Pool # FS0517	831,403	761,970
3%, 1/1/49 Pool # FS4296	792,736	728,536
4%, 11/1/50 Pool # FM5530	613,697	590,975
2%, 1/1/52 Pool # FS0173	767,327	643,045
2.5%, 3/1/52 Pool # BV4133	586,784	507,300
3%, 3/1/52 Pool # CB3115	941,863	850,032
2.5%, 4/1/52 Pool # FS4138	496,202	430,642
3.5%, 5/1/52 Pool # FS1866	963,353	895,862
4%, 5/1/52 Pool # CB3678	965,261	921,887
4%, 5/1/52 Pool # CB3627	1,216,962	1,162,184
4%, 5/1/52 Pool # FS1818	727,275	695,045
4%, 5/1/52 Pool # FS1704	463,762	446,759
3.5%, 6/1/52 Pool # CB3845	956,024	889,899

3.5%, 7/1/52 Pool # FS2812	$619,016	$580,608
3.5%, 8/1/52 Pool # CB4361	975,161	907,711
4.5%, 8/1/52 Pool # CB4383	974,204	955,614
4.5%, 8/1/52 Pool # FS2605	494,787	482,998
4.5%, 9/1/52 Pool # FS2821	731,358	717,224
5%, 10/1/52 Pool # MA4785	960,963	954,098
5.5%, 10/1/52 Pool # MA4786	939,798	946,465
5%, 11/1/52 Pool # MA4806	969,858	962,917
		27,637,258

Freddie Mac - 11.0%
4.5%, 2/1/25 Pool # J11722	13,046	13,046
4.5%, 5/1/25 Pool # J12247	28,157	28,141
8%, 6/1/30 Pool # C01005	271	286
6.5%, 1/1/32 Pool # C62333	8,543	8,821
2.5%, 2/1/32 Pool # ZS8641	213,915	201,180
3.5%, 8/1/32 Pool # C91485	115,281	112,257
4%, 5/1/33 Pool # G18693	193,924	191,739
4.5%, 6/1/34 Pool # C01856	154,903	154,938
2.5%, 6/1/35 Pool # RC1421	327,887	303,760
2%, 1/1/36 Pool # SB0546	548,309	495,126
6.5%, 11/1/36 Pool # C02660	3,340	3,524
5.5%, 1/1/37 Pool # G04593	98,572	102,127
5.5%, 11/1/37 Pool # A68787	64,579	66,972
5.5%, 12/1/38 Pool # G05267	158,096	163,804
4.5%, 8/1/39 Pool # G08361	159,273	159,705
3.5%, 11/1/40 Pool # G06168	145,820	139,122
2%, 3/1/41 Pool # RB5105	991,106	852,285
2.5%, 6/1/41 Pool # SC0151	813,637	724,777
4%, 10/1/41 Pool # Q04092	285,927	279,634
4.5%, 3/1/42 Pool # G07491	178,241	178,722
3%, 9/1/42 Pool # C04233	249,409	229,446
3%, 2/1/43 Pool # Q15767	179,730	165,346
3%, 4/1/43 Pool # V80026	188,233	173,163
3%, 4/1/43 Pool # V80025	190,542	175,288
3.5%, 8/1/44 Pool # Q27927	202,609	191,999
3%, 7/1/45 Pool # G08653	296,778	273,007
3.5%, 8/1/45 Pool # Q35614	221,105	208,909
3%, 11/1/45 Pool # G08675	244,798	225,138
3%, 1/1/46 Pool # G08686	310,614	285,476
3%, 10/1/46 Pool # G60722	327,059	299,929
3.5%, 11/1/47 Pool # Q52079	267,867	252,550
2.5%, 4/1/48 Pool # QA2240	832,844	731,197
3%, 7/1/49 Pool # QA1033	372,909	337,193
2.5%, 6/1/51 Pool # QC2842	950,127	821,478
2.5%, 1/1/52 Pool # SD7552	3,208,298	2,794,495
3.5%, 4/1/52 Pool # SD0960	1,188,166	1,106,206
3.5%, 5/1/52 Pool # QE2363	712,191	660,948

3.5%, 5/1/52 Pool # RA7380	$721,510	$671,605
3%, 8/1/52 Pool # SD7556	1,627,606	1,470,176
5.5%, 11/1/52 Pool # SD8268	1,682,267	1,694,200
5.5%, 11/1/52 Pool # SD1859	970,532	985,368
4.5%, 12/1/52 Pool # SD1921	1,237,449	1,215,988
5%, 12/1/52 Pool # RA8278	1,467,100	1,458,864
5%, 2/1/53 Pool # SD2334	346,679	344,710
5.5%, 2/1/53 Pool # SD2172	592,907	601,123
		21,553,768

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	3,217	3,298
6.5%, 4/20/31 Pool # 3068	1,663	1,736
4%, 4/15/39 Pool # 698089	11,320	11,130
		16,164
Total Mortgage Backed
Securities
( Cost $51,264,796 )		49,207,190

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 29.2%
U.S. Treasury Bonds - 9.5%
6.625%,, 2/15/27	2,000,000	2,207,344
5.375%, 2/15/31	1,250,000	1,411,914
4.500%, 5/15/38	1,250,000	1,391,064
2.250%, 5/15/41	4,250,000	3,385,557
3.750%, 8/15/41	4,500,000	4,504,570
3.000%, 5/15/45	1,000,000	873,047
3.000%, 5/15/47	750,000	652,851
3.375%, 11/15/48	500,000	467,617
1.250%, 5/15/50	3,000,000	1,746,680
1.875%, 2/15/51	3,010,000	2,057,382
		18,698,026

U.S. Treasury Notes - 19.7%
2.250%, 12/31/24	3,500,000	3,385,703
2.250%, 11/15/25	6,250,000	6,002,442
1.500%, 8/15/26	2,500,000	2,328,516
2.375%, 5/15/27	5,000,000	4,766,016
4.000%, 2/29/28	4,250,000	4,335,000
2.875%, 5/15/28	5,750,000	5,564,697
2.625%, 2/15/29	6,000,000	5,707,031
3.875%, 11/30/29	1,500,000	1,529,531
1.375%, 11/15/31	5,620,000	4,768,877
4.125%, 11/15/32	500,000	526,719
		38,914,532
Total U.S. Government and
Agency Obligations
(Cost $61,736,747)		57,612,558

See accompanying Notes to Financial Statements.

20

Madison Funds | April 30, 2023

Core Bond Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (G), 4.76%	392,391	$392,391
State Street Navigator Securities
Lending Government Money Market
Portfolio, (G) (H), 4.84%	1,960,018	1,960,018
Total Short-Term Investments
( Cost $2,352,409 )		2,352,409

TOTAL INVESTMENTS - 99.9%
( Cost $212,378,299** )		196,964,237
NET OTHER ASSETS AND LIABILITIES - 0.1%		119,418
TOTAL NET ASSETS - 100.0%		$197,083,655

**	Aggregate cost for Federal tax purposes was $212,504,459.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Stepped rate security. Rate shown is as of April 30, 2023.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate as of April 30,2023.
(D)	Floating rate or variable rate note. Rate shown is as of April 30, 2023.

(E)	All or a portion of these securities, with an aggregate fair value of $1,930,006, are on loan as part of a securities lending program. See footnote (H) and Note 11 for details on the securities lending program.
(F)	Restricted. The cost of security acquired on 12/17/19 is $500,000. The value is $441,329, representing 0.2% of net assets.

(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities.
IO	Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk
USD	United States Dollar.

Diyersified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 65.2%
Communication Service - 2.2%
Comcast Corp., Class A	82,800	$3,425,436

Consumer Discretionary - 5.5%
Home Depot, Inc.	11,550	3,471,237
Lowe's Cos., Inc.	5,425	1,127,478
McDonald's Corp.	7,300	2,158,975
Starbucks Corp.	16,700	1,908,643
		8,666,333

Consumer Staples - 6.5%
Archer-Daniels-Midland Co.	32,800	2,561,024
Coca-Cola Co.	28,350	1,818,653
PepsiCo, Inc.	9,825	1,875,494
Procter & Gamble Co.	11,300	1,767,094
Target Corp.	13,500	2,129,625
		10,151,890

Energy - 7.3%
Baker Hughes Co.	98,800	2,888,912
Chevron Corp.	21,600	3,641,328
EOG Resources, Inc.	19,950	2,383,426
Kinder Morgan, Inc.	148,500	2,546,775
		11,460,441

Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp., REIT	13,275	2,713,277

Financials - 13.0%
Aflac, Inc.	28,200	$1,969,770
BlackRock, Inc.	4,460	2,993,552
CME Group, Inc.	18,450	3,427,457
JPMorgan Chase & Co.	15,800	2,184,192
Morgan Stanley	38,250	3,441,352
Northern Trust Corp.	17,925	1,401,018
Travelers Cos., Inc.	13,800	2,499,732
U.S. Bancorp	70,900	2,430,452
		20,347,525
Health Care - 7.7%
Bristol-Myers Squibb Co.	31,600	2,109,932
Johnson & Johnson	22,350	3,658,695
Medtronic PLC	45,550	4,142,772
Pfizer, Inc.	52,700	2,049,503
		11,960,902

Industrials - 11.1%
Automatic Data Processing, Inc.	6,000	1,320,000
Caterpillar, Inc.	13,850	3,030,380
Emerson Electric Co.	18,600	1,548,636
Fastenal Co.	63,600	3,424,224
Honeywell International, Inc.	14,150	2,827,736
PACCAR, Inc.	19,675	1,469,526
Paychex, Inc.	9,600	1,054,656
Union Pacific Corp.	7,950	1,555,815
United Parcel Service, Inc., Class B	6,700	1,204,727
		17,435,700

Information Technology - 5.0%
Analog Devices, Inc.	7,125	$	$1,281,645
Cisco Systems, Inc.	78,600		3,713,850
Texas Instruments, Inc.	16,500		2,758,800
			7,754,295

Materials - 3.0%
Air Products & Chemicals, Inc.	10,950		3,223,242
Newmont Corp.	31,600		1,497,840
			4,721,082

Utilities - 2.2%
NextEra Energy, Inc.	44,200		3,387,046

Total Common Stocks
( Cost $79,351,750 )			102,023,927

	Par Value
ASSET BACKED SECURITIES - 1.1%
CCG Receivables Trust, Series 2020-1,
Class A2 (A), 0.54%, 12/14/27	$50,933	50,154
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/15/32	29,182	28,974
Chesapeake Funding II LLC, Series 2023-1A, Class A1 (A), 5.65%, 5/15/35	200,000	200,275
CNH Equipment Trust, Series 2023-A, Class A3, 4.81%, 8/15/28	250,000	251,064
Dell Equipment Finance Trust, Series 2021-1, Class A3 (A), 0.43%, 5/22/26	78,821	77,821
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	62,474	60,761

See accompanying Notes to Financial Statements.

21

Madison Funds | April 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)

Enterprise Fleet Financing LLC, Series 2023-1, Class A2 (A), 5.51%, 1/22/29	$250,000	$250,803
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.76%, 10/22/29	150,000	150,901
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	81,086	78,114
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	97,192	91,927
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	75,325	73,313
LAD Auto Receivables Trust, Series 2022- 1A, Class A (A), 5.21%, 6/15/27	149,397	148,296
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	150,000	141,154
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	91,667	91,600
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	90,675	90,504

Total Asset Backed Securities
( Cost $1,813,061 )		1,785,661

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	140,631	123,895
Federal Home Loan Mortgage Corp. REMICS, Series 3187, Class Z, 5%, 7/15/36	92,479	93,281
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (C), 5.565%, 10/25/33	77,923	77,440
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (C), 5.815%, 12/25/41	118,805	117,917
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	66,699	64,811
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4%, 5/25/31	95,241	93,834
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	34,432	35,580
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	779,754	123,604
Federal National Mortgage Association REMICS, Series 2016-21, Class BA, 3%, 3/25/42	12,757	12,584
Flagstar Mortgage Trust, Series 2021- 9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	81,216	71,012
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	163,847	134,879
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	28,543	25,940

JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	$192,618	$157,842
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.5%, 7/25/51	110,840	90,936
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	264,123	233,044
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	56,810	48,026
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	1,277	1,252
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	298,525	263,056
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	175,254	152,491
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.5%, 1/25/52	180,619	156,708
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	137,609	122,050
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	74,837	69,847
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	21,467	20,646

Total Collateralized Mortgage Obligations
( Cost $2,549,148 )		2,290,675

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	133,943	129,946
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	575,622
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.205%, 11/25/27	213,679	204,646
Federal National Mortgage Association-Aces, Series 2022-M1, Class A2 (B) (C), 1.725%, 10/25/31	250,000	204,321
FREMF Mortgage Trust, Series 2015- K44, Class B (A) (B) (C), 3.846%, 1/25/48	240,000	232,388
GSAMP Trust, Series 2006-S5, Class M5 (C), 7.488% 9/25/36	534,000	-

Total Commercial Mortgage- Backed Securities
( Cost $1,404,925 )		1,346,923

CORPORATE NOTES AND BONDS - 8.8%
Communication Services - 0.8%
AT&T, Inc., 2.25%, 2/1/32	125,000	102,042
AT&T, Inc., 4.75%, 5/15/46	200,000	179,257
Charter Communications Operating LLC/ Charter Communications Operating Capital, 4.908%, 7/23/25	200,000	197,978

Discovery Communications LLC, 5%, 9/20/37	$125,000	$109,234
eBay, Inc., 1.9%, 3/11/25	50,000	47,268
eBay, Inc., (D), 2.6%, 5/10/31	250,000	212,686
Expedia Group, Inc., 3.25%, 2/15/30	200,000	175,531
Meta Platforms, Inc., 3.85%, 8/15/32	100,000	94,235
T-Mobile USA, Inc., 0%, 0/0/0	100,000	93,797
		1,212,028

Consumer Discretionary - 0.8%
7-Eleven, Inc. (A), 1.8%, 2/10/31	100,000	80,030
General Motors Financial Co., Inc., 5.85%, 4/6/30	50,000	49,907
Hilton Domestic Operating Co., Inc. (A) (D), 5.375%, 5/1/25	100,000	99,703
Home Depot, Inc., 3.35%, 4/15/50	100,000	77,812
Lowe's Cos., Inc., 3%, 10/15/50	250,000	166,906
Lowe's Cos., Inc., 4.25%, 4/1/52	125,000	103,318
McDonald's Corp., 4.875%, 12/9/45	300,000	289,960
Southwest Airlines Co., 5.25%, 5/4/25	50,000	50,093
Southwest Airlines Co., 5.125%, 6/15/27	200,000	201,261
Tractor Supply Co., 1.75%, 11/1/30	125,000	100,146
		1,219,136

Consumer Staples - 0.5%
Conagra Brands, Inc., 0.5%, 8/11/23	150,000	147,951
GE HealthCare Technologies, Inc. (A), 6.377%, 11/22/52	100,000	112,367
Hormel Foods Corp., 1.8%, 6/11/30	100,000	84,316
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	75,000	59,632
Mars, Inc. (A), 2.375%, 7/16/40	250,000	177,730
Mars, Inc. (A), 3.95%, 4/1/49	200,000	171,242
Performance Food Group, Inc. (A), 5.5%, 10/15/27	50,000	49,006
Sysco Corp., 5.95%, 4/1/30	42,000	44,867
		847,111

Energy - 1.5%
ConocoPhillips Co., 4.15%, 11/15/34	129,000	120,343
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	150,000	136,164
Energy Transfer LP, 5.25%, 4/15/29	75,000	75,097
Enterprise Products Operating LLC, 5.35%, 1/31/33	125,000	129,940
Exxon Mobil Corp., 4.114%, 3/1/46	125,000	112,316
Kinder Morgan, Inc., 5.55%, 6/1/45	200,000	188,392
Marathon Petroleum Corp., 4.7%, 5/1/25	100,000	99,313
MPLX LP, 4.8%, 2/15/29	150,000	148,757
MPLX LP, 2.65%, 8/15/30	100,000	85,313
Phillips 66, 2.15%, 12/15/30	200,000	166,657
Phillips 66, 4.65%, 11/15/34	150,000	144,874
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	282,364

See accompanying Notes to Financial Statements.

22

Madison Funds | April 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
Valero Energy Corp., 6.625%, 6/15/37	$250,000	$273,797
Valero Energy Corp., 4%, 6/1/52	50,000	38,389
Valero Energy Partners LP 4.5%, 3/15/28	300,000	296,053
		2,297,769

Financials - 3.0%
Air Lease Corp., 1.875%, 8/15/26	100,000	88,752
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	200,000	189,994
Bank of America Corp., Series N, (SOFR + 0.910%) (C), 1.658%, 3/11/27	200,000	180,502
Bank of America Corp., (5 year CMT + 2.000%) (C), 3.846%, 3/8/37	150,000	129,558
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	74,652
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	100,000	85,174
BlackRock, Inc., 2.1%, 2/25/32	150,000	125,439
Capital One Financial Corp., (SOFR + 2.057%) (C), 4.927%, 5/10/28	125,000	121,312
Capital One Financial Corp., (SOFR + 1.790%) (C), 3.273%, 3/1/30	100,000	86,577
Cboe Global Markets, Inc., 3.65%, 1/12/27	130,000	126,593
Citigroup, Inc., (SOFR + 2.086%) (C), 4.91%, 5/24/33	75,000	73,405
Empower Finance 2020 LP (A) (D), 3.075%, 9/17/51	100,000	66,603
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	110,634
Fifth Third Bancorp, (SOFR + 1.660%) (C), 4.337%, 4/25/33	125,000	112,550
GLP Capital LP/GLP Financing II, Inc. (D), 3.25%, 1/15/32	100,000	82,063
Goldman Sachs BDC, Inc. (D), 2.875%, 1/15/26	100,000	91,396
Goldman Sachs Group, Inc., (SOFR+ 0.913%) (C), 1.948%, 10/21/27	200,000	178,850
Healthpeak OP LLC, 3.25%, 7/15/26	50,000	47,321
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (C), 2.487%, 8/15/36	200,000	142,765
Jefferies Financial Group, Inc., 2.625%, 10/15/31	125,000	100,558
JPMorgan Chase &, 2/4/27	200,000	179,247
KKR Group Finance Co. VIII LLC (A), 3.5%>, 8/25/50	125,000	85,384
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	25,000	17,619
Morgan Stanley, 3.875%, 1/27/26	100,000	97,513
Morgan Stanley, (SOFR + 1.020%) (C), 1.928%, 4/28/32	100,000	79,421
Morgan Stanley, (5 year CMT + 2.430%) (C), 5.948%), 1/19/38	100,000	100,365
Nasdaq, Inc., 1.65%, 1/15/31	175,000	139,132

Omega Healthcare Investors, Inc., 3.375%, 2/1/31	$100,000	$79,283
PNC Financial Services Group, Inc.,3.45%, 4/23/29	300,000	276,781
Public Storage, 1.85%, 5/1/28	100,000	88,697
Realty Income Corp., 4.85%, 3/15/30	100,000	99,344
Regions Financial Corp., 1.8%, 8/12/28	125,000	103,733
Synchrony Financial, 3.7%, 8/4/26	150,000	134,069
Synchrony Financial, 7.25%, 2/2/33	50,000	45,930
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	71,341
Truist Bank, 2.25%, 3/11/30	50,000	41,034
Truist Financial Corp., (SOFR + 0.609%) (C), 1.267%, 3/2/27	200,000	177,037
Truist Financial Corp., (SOFR + 1.852%) (C), 5.122%, 1/26/34	100,000	96,795
U.S. Bancorp, (SOFR+1.600%) (C), 4.839%, 2/1/34	75,000	71,701
Wells Fargo & Co., (SOFR+2.100%) (C), 2.393%, 6/2/28	100,000	90,008
Wells Fargo & Co., (SOFR+2.020%) (C), 5.389%, 4/24/34	150,000	152,150
Welltower OP LLC, 2.05%, 1/15/29	100,000	84,124
Weyerhaeuser Co., 3.375%, 3/9/33	150,000	132,750
		4,658,156

Health Care - 0.5%
Amgen, Inc., 5.65%, 3/2/53	100,000	103,519
Block, Inc., 2.75%, 6/1/26	100,000	90,526
Centene Corp., 2.45%, 7/15/28	150,000	130,378
Cigna Group, 4.375%, 10/15/28	50,000	49,553
CVS Health Corp., 5.125%, 7/20/45	250,000	236,256
Gartner, Inc. (A) (D), 4.5%, 7/1/28	100,000	93,962
Health Care Service Corp. (A), 2.2%, 6/1/30	50,000	41,916
UnitedHealth Group, Inc., 3.7%, 8/15/49	50,000	41,079
Zoetis, Inc., 3%, 5/15/50	100,000	72,010
		859,199

Industrials - 0.7%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	125,000	99,320
Boeing Co., 2.196%, 2/4/26	100,000	92,812
Boeing Co., 5.805%, 5/1/50	50,000	49,848
Martin Marietta Materials, Inc., 3.2%, 7/15/51	200,000	141,988
Quanta Services, Inc., 2.9%, 10/1/30	150,000	129,994
TD SYNNEX Corp., 2.65%, 8/9/31	50,000	39,212
Textron, Inc., 2.45%, 3/15/31	100,000	84,686
TransDigm, Inc. (A), 6.25%, 3/15/26	75,000	75,420
United Rentals North America, Inc., 5.5%, 5/15/27	200,000	198,718

Vulcan Materials Co., 3.5%, 6/1/30	$100,000	$91,633
WRKCo, Inc., 3.9%, 6/1/28	125,000	119,619
		1,123,250

Information Technology - 0.5%
Broadcom, Inc. (A), 3.187%, 11/15/36	10,000	7,595
Dell International LLC/EMC Corp., 8.35%, 7/15/46	19,000	23,392
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	150,000	98,565
HP, Inc., 2.65%, 6/17/31	200,000	162,847
Intel Corp., 3.734%, 12/8/47	272,000	214,561
Iron Mountain, Inc. (A), 4.5%, 2/15/31	50,000	43,470
Oracle Corp., 3.95%, 3/25/51	150,000	113,173
Salesforce, Inc., 2.9%, 7/15/51	100,000	71,009
		734,612

Materials - 0.2%
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	100,000	101,067
International Flavors & Fragrances, Inc. (A), 1.832%, 10/15/27	250,000	212,577
		313,644

Utilities - 0.3%
AES Corp., 1.375%, 1/15/26	150,000	135,822
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	101,087
Florida Power & Light Co., 2.875%, 12/4/51	150,000	106,870
Interstate Power & Light Co., 3.5%, 9/30/49	100,000	74,336
PECO Energy Co., 3.05%, 3/15/51	193,000	137,863
		555,978

Total Corporate Notes and Bonds
( Cost $15,594,911 )		13,820,883

FOREIGN CORPORATE BONDS - 0.8%
Financials - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	150,000	134,450
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	150,000	144,405
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	150,000	133,213
Bank of Montreal, Series E, 3.3%, 2/5/24	110,000	108,202
Bank of Montreal, 5.203%, 2/1/28	100,000	101,501
Royal Bank of Canada, 4.9%, 1/12/28	100,000	100,486
Toronto-Dominion Bank, 5.156%, 1/10/28	100,000	100,965
Toronto-Dominion Bank, 4.456%, 6/8/32	100,000	96,293
		919,515

See accompanying Notes to Financial Statements.

23

Madison Funds | April 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
Health Care - 0.2%
Royalty Pharma PLC, 2.2%, 9/2/30	$175,000	$143,269
Royalty Pharma PLC, 3.55%, 9/2/50	250,000	171,131
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	150,000	111,775
		426,175

Total Foreign Corporate Bonds
( Cost $1,516,431 )		1,345,690

LONG TERM MUNICIPAL BONDS - 0.4%
Hillsboro School District No 1J, General Obligation, 4.355%, 6/30/34	200,000	195,292
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	349,221
University of Massachusetts Building Authority Revenue, Series B, 6.573%, 5/1/39	35,000	35,042
Total Long Term Municipal Bonds
( Cost $627,419 )		579,555

MORTGAGE BACKED SECURITIES - 9.5%
Fannie Mae - 5.8%
3%, 9/1/30 Pool # 890696	60,358	57,851
3%, 12/1/30 Pool # AL8924	95,261	91,316
7%, 11/1/31 Pool # 607515	3,667	3,725
3.5%, 12/1/31 Pool # MA0919	156,787	154,059
7%, 5/1/32 Pool # 644591	614	615
3.5%, 8/1/32 Pool # MA3098	42,607	41,452
3.5%, 9/1/32 Pool # MA3126	36,660	35,667
5.5%, 10/1/33 Pool # 254904	19,082	19,747
4%, 2/1/35 Pool # MA2177	107,445	104,711
5%, 8/1/35 Pool # 829670	15,286	15,432
5%, 9/1/35 Pool # 820347	23,991	24,439
5%, 9/1/35 Pool # 835699	17,594	17,733
3%, 12/1/35 Pool # AS6267	80,485	75,369
5%, 12/1/35 Pool # 850561	6,169	6,258
4%, 6/1/36 Pool # AL8618	76,620	74,669
2.5%, 9/1/36 Pool # FS4049	243,863	226,849
5.5%, 9/1/36 Pool # 831820	34,186	34,936
5.5%, 10/1/36 Pool # 901723	4,324	4,356
5.5%, 12/1/36 Pool # 903059	32,224	32,764
4.5%, 5/1/38 Pool # MA5013	700,000	694,973
3%, 11/1/39 Pool # MA3831	51,649	47,978
2.5%, 5/1/41 Pool # MA4334	206,547	183,992
4.5%, 7/1/41 Pool # AB3274	57,958	58,053
5.5%, 7/1/41 Pool # AL6588	57,202	59,202
2.5%, 3/1/42 Pool # CB3076	233,788	206,247
2.5%, 3/1/42 Pool # MA4571	229,601	202,982
3.5%, 6/1/42 Pool # AO4134	103,286	98,415
4%, 6/1/42 Pool # MA1087	61,963	60,535

3.5%, 8/1/42 Pool # AO8100	$33,546	$31,964
3.5%, 8/1/42 Pool # AP2133	63,227	60,246
4%, 10/1/42 Pool # AP7363	121,198	118,405
3%, 2/1/43 Pool # AB8486	103,499	95,110
3%, 2/1/43 Pool # AB8563	68,457	62,907
3%, 2/1/43 Pool # AL3072	128,905	118,457
3%, 3/1/43 Pool # AB8818	100,715	92,551
3.5%, 3/1/43 Pool # AT0310	59,463	56,658
4%, 1/1/45 Pool # MA2145	106,637	103,782
4%, 1/1/45 Pool # AS4257	34,029	33,119
4.5%, 2/1/45 Pool # MA2193	54,034	53,468
3.5%, 12/1/45 Pool # AS6309	51,085	48,169
3%, 1/1/47 Pool # BE0108	114,626	105,075
2.5%, 12/1/47 Pool # FM3165	234,375	206,008
3.5%, 12/1/47 Pool # MA3210	108,732	102,591
4%, 7/1/48 Pool # MA3415	28,054	27,199
3%, 8/1/48 Pool # FS0517	207,851	190,493
3%, 1/1/49 Pool # FS4296	247,730	227,668
4%, 11/1/50 Pool # FM5530	204,566	196,991
2%, 1/1/52 Pool # CB2601	1,004,332	841,669
2.5%, 3/1/52 Pool # BV4133	187,771	162,336
3%, 3/1/52 Pool # CB3115	282,559	255,010
2.5%, 4/1/52 Pool # FS4138	396,962	344,513
3.5%, 5/1/52 Pool # FS1866	240,838	223,966
4%, 5/1/52 Pool # CB3627	486,785	464,873
4%, 5/1/52 Pool # CB3678	241,315	230,472
4%, 5/1/52 Pool # FS1704	139,129	134,028
4%, 5/1/52 Pool # FS1818	242,425	231,682
3.5%, 6/1/52 Pool # CB3845	239,006	222,475
4.5%, 8/1/52 Pool # CB4383	243,551	238,903
4.5%, 8/1/52 Pool # FS2605	247,393	241,499
5%, 10/1/52 Pool # MA4785	240,241	238,524
5.5%, 10/1/52 Pool # MA4786	187,960	189,293
5%, 11/1/52 Pool # MA4806	484,929	481,458
		9,065,887

Freddie Mac - 3.7%
4.5%, 2/1/25 Pool # J11722	3,261	3,262
4.5%, 5/1/25 Pool # J12247	3,017	3,015
8%, 6/1/30 Pool # C01005	501	530
6.5%, 1/1/32 Pool # C62333	12,815	13,231
2.5%, 2/1/32 Pool # ZS8641	142,610	134,120
2.5%, 6/1/35 Pool # RC1421	109,296	101,253
2%, 1/1/36 Pool # SB0546	438,647	396,101
4.5%, 8/1/39 Pool # G08361	79,637	79,852
3.5%, 11/1/40 Pool # G06168	77,351	73,798
2%, 3/1/41 Pool # RB5105	396,442	340,914
2.5%, 6/1/41 Pool # SC0151	203,409	181,194
4.5%, 9/1/41 Pool # Q03516	47,440	47,445
4%, 10/1/41 Pool # Q04092	67,583	66,095

3%, 8/1/42 Pool # G08502	$69,148	$63,613
3%, 9/1/42 Pool # C04233	45,918	42,243
3%, 4/1/43 Pool # V80025	127,028	116,858
3%, 4/1/43 Pool # V80026	125,489	115,442
3.5%, 8/1/44 Pool # Q27927	157,022	148,799
3%, 7/1/45 Pool # G08653	98,926	91,002
3.5%, 8/1/45 Pool # Q35614	110,552	104,455
3%, 10/1/46 Pool # G60722	106,294	97,477
4%, 3/1/47 Pool # Q46801	39,673	38,607
3.5%, 12/1/47 Pool # Q52955	141,737	133,610
2.5%, 4/1/48 Pool # QA2240	185,077	162,488
3%, 7/1/49 Pool # QA1033	110,865	100,247
2.5%, 1/1/52 Pool # SD7552	916,657	798,427
3.5%, 4/1/52 Pool # SD0960	475,267	442,483
3.5%, 5/1/52 Pool # RA7380	240,503	223,868
3.5%, 5/1/52 Pool # QE2363	237,397	220,316
3%, 8/1/52 Pool # SD7556	406,901	367,544
5.5%, 11/1/52 Pool # SD8268	240,324	242,029
5.5%, 11/1/52 Pool # SD1859	145,580	147,805
5%, 12/1/52 Pool # RA8278	244,517	243,144
5%, 2/1/53 Pool # SD2334	247,628	246,222
5.5%, 2/1/53 Pool # SD2172	197,636	200,374
		5,787,863

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	4,503	4,617
6.5%, 4/20/31 Pool # 3068	2,771	2,893
		7,510

Total Mortgage Backed
Securities ( Cost $15,486,169 )		14,861,260

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 9.9%
U.S. Treasury Bonds - 2.9%
6.625%, 2/15/27	700,000	772,570
2.250%, 5/15/41	1,500,000	1,194,902
3.750%, 8/15/41	400,000	400,406
3.000%, 5/15/42	400,000	356,563
2.500%, 2/15/45	500,000	400,254
2.500%, 5/15/46	200,000	159,047
3.000%, 2/15/48	250,000	217,940
1.250%, 5/15/50	1,250,000	727,783
1.875%, 2/15/51	500,000	341,758
		4,571,223

U.S. Treasury Notes - 7.0%
2.000%, 8/15/25	1,000,000	957,070
2.250%, 11/15/25	1,500,000	1,440,586
3.875%, 1/15/26	750,000	750,410
1.500%, 8/15/26	1,000,000	931,406
2.375%, 5/15/27	200,000	190,641

See accompanying Notes to Financial Statements.

24

Madison Funds | April 30, 2023

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2,3)
4.000%, 2/29/28	$2,000,000	$2,040,000
2.875%, 5/15/28	1,500,000	1,451,660
2.625%, 2/15/29	1,000,000	951,172
3.875%, 11/30/29	1,250,000	1,274,610
1.375%, 11/15/31	1,100,000	933,410
		10,920,965
Total U.S. Government and
Agency Obligations ( Cost $16,920,497 )		15,492,188

	Shares
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (E), 4.76%	2,579,877	2,579,877
State Street Navigator Securities Lending Government Money Market Portfolio, (E) (F), 4.84%	517,968	517,968
Total Short-Term Investments
( Cost $3,097,845 )		3,097,845

Value (Note 2,3)

TOTAL INVESTMENTS - 100.1% ( Cost $138,362,156** )	$156,644,607
NET OTHER ASSETS AND LIABILITIES - (0.1%)	(152,916)

TOTAL NET ASSETS - 100.0%	$156,491,691

**	Aggregate cost for Federal tax purposes was $138,699,157.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate as of April 30, 2023.
(C)	Floating rate or variable rate note. Rate shown is as of April 30, 2023.
(D)	All or a portion of these securities, with an aggregate fair value of $509,305, are on loan as part of a securities lending program. See footnote (F) and Note 11 for details on the securities lending program.

(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.
BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities.
IO	Interest Only.
LLC	Limited Liability Company.
LP	Limited Partnership.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR 30 A	30-day SOFR Average.
STACR	Structured Agency Credit Risk
USD	United States Dollar.

See accompanying Notes to Financial Statements.

25

Madison Funds | April 30, 2023

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 75.0%
Communication Services - 5.8%
Alphabet, Inc., Class C * (A)	32,500	$3,517,150
Comcast Corp., Class A (A)	60,000	2,482,200
Lumen Technologies, Inc.	189,000	447,930
T-Mobile U.S., Inc. * (A)	41,400	5,957,460
		12,404,740

Consumer Discretionary - 9.0°%
Amazon.com, Inc. * (A)	48,300	5,093,235
Las Vegas Sands Corp. * (A)	116,000	7,406,600
Lowe's Cos., Inc. (A)	20,000	4,156,600
Nordstrom, Inc.	168,000	2,597,280
		19,253,715

Consumer Staples - 7.1%
Archer-Daniels-Midland Co. (A)	56,000	4,372,480
Constellation Brands, Inc., Class A (A)	18,500	4,245,195
Keurig Dr Pepper, Inc. (A)	85,000	2,779,500
Target Corp. (A)	24,000	3,786,000
		15,183,175

Energy - 12.8%
APA Corp.	145,300	5,354,305
Baker Hughes Co.	178,000	5,204,720
Diamondback Energy, Inc. (A)	25,000	3,555,000
EOG Resources, Inc.	32,000	3,823,040
EQT Corp. (A)	96,000	3,344,640
Transocean Ltd. *	1,050,000	6,195,000
		27,476,705

Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp., REIT (A)	26,700	5,457,213

Financials - 8.9%
BlackRock, Inc. (A)	6,200	4,161,440

CME Group, Inc. (A)	29,100	$5,405,907
JPMorgan Chase & Co. (A)	35,000	4,838,400
PayPal Holdings, Inc. * (A)	62,000	4,712,000
		19,117,747

Health Care - 11.0%
AmerisourceBergen Corp. (A)	28,000	4,671,800
CVS Health Corp. (A)	54,300	3,980,733
Danaher Corp. (A)	23,000	5,448,930
Elevance Health, Inc. (A)	7,000	3,280,550
Medtronic PLC (A)	69,100	6,284,645
		23,666,658

Industrials - 3.9%
3M Co.	7,000	743,540
Fastenal Co. (A)	53,000	2,853,520
Jacobs Solutions, Inc. (A)	22,000	2,540,120
United Parcel Service, Inc., Class B (A)	12,000	2,157,720
		8,294,900
Information Technology - 5.1%
Adobe, Inc. * (A)	15,200	5,738,912
Ciena Corp. * (A)	111,500	5,133,460
		10,872,372
Materials - 4.2%
Barrick Gold Corp. (A)	258,000	4,912,320
Newmont Corp. (A)	89,000	4,218,600
		9,130,920

Utilities - 4.7%
AES Corp. (A)	216,000	5,110,560
NextEra Energy, Inc. (A)	65,000	4,980,950
		10,091,510

Total Common Stocks
( Cost $173,828,973 )		160,949,655

EXCHANGE TRADED FUNDS - 1.6%
Stock Funds - 1.6%
VanEck Gold Miners ETF (A)	100,000	$3,358,000

Total Exchange Traded Funds
( Cost $3,162,781 )		3,358,000

SHORT-TERM INVESTMENTS - 25.0%
State Street Institutional U.S.
Government Money Market Fund, Premier Class, (B), 4.76%	53,662,073	53,662,073

Total Short-Term Investments
( Cost $53,662,073 )		53,662,073
TOTAL PUT OPTIONS PURCHASED - 0.2% (Cost 1,335,185)		528,900

TOTAL INVESTMENTS - 101.8% ( Cost $231,989,012** )		218,498,628
TOTAL CALL & PUT OPTIONS WRITTEN - (1.5%)		(3,261,090)
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(580,196)
TOTAL NET ASSETS - 100.0%		$214,657,342

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $232,070,651.
(A)	All or a portion of these securities' positions, with a value of $139,941.840, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

Purchased Option Contracts Outstanding at April 30, 2023

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Put Options Purchased
S&P 500 Index	$4,000.00	5/19/23	410	$164,000,000	$528,900	$1,335,185	$(806,285)
Total Put Options Purchased					$528,900	$1,335,185	$(806,285)

Written Option Contracts Outstanding at April 30, 2023

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Call Options Written
Adobe, Inc.	$400.00	5/19/23	(105)	$(4,200,000)	$(18,847)	$(66,214)	$47,367
Adobe, Inc.	405.00	6/16/23	(47)	(1,903,500)	(31,020)	(35,436)	4,416
AES Corp.	26.00	5/19/23	(1,080)	(2,808,000)	(16,200)	(63,699)	47,499
AES Corp.	30.00	5/19/23	(820)	(2,460,000)	—	(44,260)	44,260
Alphabet, Inc, Class C.	105.00	5/19/23	(325)	(3,412,500)	(161,688)	(64,977)	(96,711)
Amazon.com, Inc.	110.00	5/19/23	(483)	(5,313,000)	(72,209)	(138,606)	66,397
American Tower Corp., REIT	220.00	5/19/23	(150)	(3,300,000)	(7,500)	(50,245)	42,745
American Tower Corp., REIT	220.00	6/16/23	(117)	(2,574,000)	(24,570)	(50,890)	26,320

See accompanying Notes to Financial Statements.

26

Madison Funds | April 30, 2023

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

AmerisourceBergen Corp.	$160.00	5/19/23	(80)	$(1,280,000)	$(74,800)	$(28,917)	$(45,883)
AmerisourceBergen Corp.	165.00	5/19/23	(200)	(3,300,000)	(100,000)	(83,502)	(16,498)
Archer-Daniels-Midland Co.	80.00	5/19/23	(150)	(1,200,000)	(10,125)	(30,606)	20,481
Archer-Daniels-Midland Co.	80.00	6/16/23	(180)	(1,440,000)	(28,800)	(26,815)	(1,985)
Archer-Daniels-Midland Co.	85.00	6/16/23	(230)	(1,955,000)	(8,050)	(54,963)	46,913
Barrick Gold Corp.	22.00	6/16/23	(2,580)	(5,676,000)	(41,280)	(113,999)	72,719
BlackRock, Inc.	680.00	6/16/23	(62)	(4,216,000)	(111,600)	(89,843)	(21,757)
Ciena Corp.	55.00	7/21/23	(585)	(3,217,500)	(27,787)	(118,889)	91,102
CME Group, Inc.	200.00	6/16/23	(218)	(4,360,000)	(13,080)	(61,932)	48,852
Comcast Corp., Class A	42.50	7/21/23	(600)	(2,550,000)	(74,700)	(47,856)	(26,844)
Constellation Brands, Inc., Class A	230.00	5/19/23	(185)	(4,255,000)	(60,125)	(62,709)	2,584
CVS Health Corp.	80.00	5/19/23	(275)	(2,200,000)	(7,562)	(33,479)	25,917
CVS Health Corp.	80.00	6/16/23	(268)	(2,144,000)	(19,698)	(47,964)	28,266
Danaher Corp.	260.00	6/16/23	(170)	(4,420,000)	(14,450)	(113,739)	99,289
Danaher Corp.	260.00	9/15/23	(60)	(1,560,000)	(37,800)	(35,538)	(2,262)
Diamondback Energy, Inc.	140.00	5/19/23	(250)	(3,500,000)	(141,250)	(106,947)	(34,303)
Elevance Health, Inc.	480.00	6/16/23	(70)	(3,360,000)	(75,600)	(58,728)	(16,872)
EQT Corp.	35.00	6/16/23	(960)	(3,360,000)	(193,440)	(119,002)	(74,438)
Fastenal Co.	55.00	5/19/23	(530)	(2,915,000)	(31,800)	(71,004)	39,204
Jacobs Solutions, Inc.	120.00	7/21/23	(220)	(2,640,000)	(73,700)	(62,867)	(10,833)
JPMorgan Chase & Co.	145.00	6/16/23	(160)	(2,320,000)	(24,640)	(43,035)	18,395
JPMorgan Chase & Co.	145.00	7/21/23	(190)	(2,755,000)	(57,950)	(54,617)	(3,333)
Keurig Dr Pepper, Inc.	36.00	5/19/23	(425)	(1,530,000)	—	(27,187)	27,187
Keurig Dr Pepper, Inc.	37.00	7/21/23	(425)	(1,572,500)	—	(31,437)	31,437
Las Vegas Sands Corp.	60.00	5/19/23	(1,160)	(6,960,000)	(536,500)	(184,237)	(352,263)
Lowe’s Cos., Inc.	210.00	5/19/23	(200)	(4,200,000)	(74,500)	(93,353)	18,853
Medtronic PLC	85.00	5/19/23	(240)	(2,040,000)	(155,400)	(45,754)	(109,646)
Medtronic PLC	85.00	6/16/23	(231)	(1,963,500)	(177,293)	(45,962)	(131,331)
Medtronic PLC	92.50	6/16/23	(185)	(1,711,250)	(46,805)	(42,087)	(4,718)
Newmont Corp.	52.50	5/19/23	(445)	(2,336,250)	(7,565)	(48,073)	40,508
Newmont Corp.	55.00	5/19/23	(445)	(2,447,500)	(3,115)	(48,834)	45,719
NextEra Energy, Inc.	75.00	5/19/23	(150)	(1,125,000)	(41,250)	(26,442)	(14,808)
NextEra Energy, Inc.	77.50	5/19/23	(150)	(1,162,500)	(18,375)	(32,845)	14,470
NextEra Energy, Inc.	77.50	6/16/23	(350)	(2,712,500)	(70,000)	(54,435)	(15,565)
PayPal Holdings, Inc.	80.00	6/16/23	(620)	(4,960,000)	(169,570)	(135,761)	(33,809)
T-Mobile U.S., Inc.	150.00	6/16/23	(414)	(6,210,000)	(67,896)	(153,428)	85,532
Target Corp.	170.00	5/19/23	(240)	4,080,000	(40,200)	(142,743)	102,543
United Parcel Service, Inc., Class B	190.00	5/19/23	(120)	(2,280,000)	(2,700)	(78,904)	76,204
VanEck Gold Miners ETF	32.00	5/19/23	(500)	(1,600,000)	(105,750)	(49,650)	(56,100)
VanEck Gold Miners ETF	34.00	5/19/23	(500)	(1,700,000)	(44,500)	(50,465)	5,965
Total Call Options Written					$(3,121,690)	$(3,272,875)	$151,185

Put Options Written

S&P 500 Index$	3,800.00	5/19/23	(410)$	(155,800,000)	$(139,400)	$(452,223)	$312,823
Total Put Options Written					$(139,400)	$(452,223)	$312,823
Total Options Written, at Value					$(3,261,090)	$(3,725,098)	$464,008

See accompanying Notes to Financial Statements.

27

Madison Funds | April 30, 2023

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 98.9%
Communication Service - 3.3%
Comcast Corp., Class A	202,000	$8,356,740

Consumer Discretionary - 8.5%
Home Depot, Inc.	28,100	8,445,174
Lowe's Cos., Inc.	13,900	2,888,837
McDonald's Corp.	18,100	5,353,075
Starbucks Corp.	41,800	4,777,322
		21,464,408

Consumer Staples - 10.0%
Archer-Daniels-Midland Co.	81,300	6,347,904
Coca-Cola Co.	71,000	4,554,650
PepsiCo, Inc.	24,600	4,695,894
Procter & Gamble Co.	28,200	4,409,916
Target Corp.	33,600	5,300,400
		25,308,764

Energy - 11.0%
Baker Hughes Co.	241,000	7,046,840
Chevron Corp.	50,100	8,445,858
EOG Resources, Inc.	49,600	5,925,712
Kinder Morgan, Inc.	368,000	6,311,200
		27,729,610

Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp., REIT	32,200	6,581,358

Financials - 19.7%

Aflac, Inc.	70,600	$4,931,410
BlackRock, Inc.	10,900	7,316,080
CME Group, Inc.	45,000	8,359,650
JPMorgan Chase & Co.	38,800	5,363,712
Morgan Stanley	93,000	8,367,210
Northern Trust Corp.	45,200	3,532,832
Travelers Cos., Inc.	33,700	6,104,418
U.S. Bancorp	173,000	5,930,440
		49,905,752

Health Care - 11.5%
Bristol-Myers Squibb Co.	78,700	5,254,799
Johnson & Johnson	54,500	8,921,650
Medtronic PLC	109,500	9,959,025
Pfizer, Inc.	131,200	5,102,368
		29,237,842

Industrials - 17.0%
Automatic Data Processing, Inc.	15,300	3,366,000
Caterpillar, Inc.	33,700	7,373,560
Emerson Electric Co.	46,900	3,904,894
Fastenal Co.	154,500	8,318,280
Honeywell International, Inc.	34,500	6,894,480
PACCAR, Inc.	48,900	3,652,341
Paychex, Inc.	24,700	2,713,542
Union Pacific Corp.	20,000	3,914,000
United Parcel Service, Inc., Class B	16,500	2,966,865
		43,103,962

Information Technology - 7.5%
Analog Devices, Inc.	18,100	3,255,828

Cisco Systems, Inc.	191,000	$9,024,750
Texas Instruments, Inc.	40,500	6,771,600
		19,052,178

Materials - 4.6%
Air Products & Chemicals, Inc.	26,500	7,800,540
Newmont Corp.	79,900	3,787,260
		11,587,800

Utilities - 3.2%
NextEra Energy, Inc.	107,000	8,199,410

Total Common Stocks ( Cost $209,253,259 )		250,527,824

SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S.
Government Money Market Fund,
Premier Class, (A), 4.76%	2,473,934	2,473,934

Total Short-Term Investments ( Cost $2,473,934 )		2,473,934

TOTAL INVESTMENTS - 99.9% ( Cost $211,727,193** )		253,001,758
NET OTHER ASSETS AND LIABILITIES -	0.1%	288,333
TOTAL NET ASSETS - 100.0%		$253,290,091

**	Aggregate cost for Federal tax purposes was $213,303,915.
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

28

Madison Funds | April 30, 2023

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 97.2%
Communication Services - 9.4%
Alphabet, Inc., Class C *	221,619	$23,983,608
Liberty Broadband Corp., Class C *	88,869	7,534,314
		31,517,922

Consumer Discretionary - 12.3%
Amazon.com, Inc. *	109,815	11,579,992
Lowe's Cos., Inc.	69,252	14,392,643
NIKE, Inc., Class B	25,777	3,266,462
TJX Cos., Inc.	152,283	12,002,946
		41,242,043

Consumer Staples - 4.5%
Dollar Tree, Inc. *	97,659	15,011,165

Financials - 31.4%
Capital Markets - 4.9% Brookfield Asset Management Ltd.,
Class A	58,087	1,948,819
Brookfield Corp., Class A	232,345	7,541,919
Charles Schwab Corp.	133,310	6,964,114
		16,454,852

Commercial Banks - 2.7%
US Bancorp	268,931	9,218,955

Financial Services -8.6%
Berkshire Hathaway, Inc., Class B *	40,289	$13,236,951
Fiserv, Inc. *	127,714	15,596,433
		28,833,384

Insurance -11.7%
Arch Capital Group Ltd. *	275,291	20,666,095
Marsh & McLennan Cos., Inc.	53,109	9,569,711
Progressive Corp.	67,157	9,160,215
		39,396,021

IT Services - 3.5%
Visa, Inc., Class A	49,841	11,599,496
		105,502,708

Health Care - 12.6%
Alcon, Inc. *	180,375	13,073,580
Becton Dickinson & Co.	57,581	15,219,234
Danaher Corp.	29,845	7,070,579
Elevance Health, Inc.	14,766	6,920,086
		42,283,479

Industrials - 15.3%
Copart, Inc. *	135,190	10,686,769
Ferguson PLC	40,961	5,768,128
Jacobs Solutions, Inc.	92,582	10,689,518
PACCAR, Inc.	184,754	13,799,276
Parker-Hannifin Corp.	31,560	10,253,213
		51,196,904

Information Technology - 11.7%
Accenture PLC, Class A	41,852	$11,730,697
Adobe, Inc. *	13,959	5,270,360
Analog Devices, Inc.	77,405	13,923,611
TE Connectivity Ltd.	68,861	8,426,521
		39,351,189

Total Common Stocks
( Cost $201,674,770 )		326,105,410
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (A), 4.76%	9,068,817	9,068,817
Total Short-Term Investments
( Cost $9,068,817 )		9,068,817

TOTAL INVESTMENTS - 99.9%
( Cost $210,743,587** )		335,174,227
NET OTHER ASSETS AND LIABILITIES - 0.1%		399,056
TOTAL NET ASSETS - 100.0%		$335,573,283

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $211,646,439.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

29

Madison Funds | April 30, 2023

Sustainable Equity Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 95.4%
Communication Services - 6.8%
Alphabet, Inc., Class C *	3,484	$377,038
Walt Disney Co. *	1,943	199,158
		576,196

Consumer Discretionary - 8.4°%
Home Depot, Inc.	664	199,558
McDonald's Corp.	277	81,923
NIKE, Inc., Class B	1,722	218,212
TJX Cos., Inc.	2,606	205,405
		705,098

Consumer Staples - 11.8%
Costco Wholesale Corp.	641	322,564
Estee Lauder Cos., Inc., Class A	317	78,210
Nestle SA, ADR	1,094	140,317
PepsiCo, Inc.	432	82,465
Procter & Gamble Co.	635	99,301
Target Corp.	1,715	270,541
		993,398

Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp., REIT	567	115,889

Financials - 13.9%
BlackRock, Inc.	234	157,061
JPMorgan Chase & Co.	1,639	226,575

Progressive Corp.	1,465	$199,826
U.S. Bancorp	6,884	235,983
Visa, Inc., Class A	1,516	352,819
		1,172,264

Health Care - 16.4%
Becton Dickinson & Co.	797	210,655
Bristol-Myers Squibb Co.	2,971	198,374
Danaher Corp.	1,215	287,846
Eli Lilly & Co.	889	351,919
UnitedHealth Group, Inc.	547	269,173
Vertex Pharmaceuticals, Inc. *	186	63,376
		1,381,343

Industrials - 5.9%
Jacobs Solutions, Inc.	1,985	229,188
Union Pacific Corp.	567	110,962
United Parcel Service, Inc., Class B	863	155,176
		495,326

Information Technology - 22.7%
Accenture PLC, Class A	614	172,098
Analog Devices, Inc.	1,067	191,932
Apple, Inc.	2,242	380,422
Cisco Systems, Inc.	1,924	90,909
Microsoft Corp.	1,770	543,850
Oracle Corp.	1,801	170,591
QUALCOMM, Inc.	1,510	176,368
TE Connectivity Ltd.	1,492	182,576
		1,908,746

Materials - 5.2%
Ecolab, Inc.	1,026	$172,204
Linde PLC	722	266,743
		438,947

Utilities - 2.9%
NextEra Energy, Inc.	3,227	247,285

Total Common Stocks ( Cost $8,245,309 )		8,034,492

SHORT-TERM INVESTMENTS - 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (A), 4.76%	382,542	382,542

Total Short-Term Investments ( Cost $382,542 )		382,542
TOTAL INVESTMENTS - 100.0%
( Cost $8,627,851** )		8,417,034
NET OTHER ASSETS AND LIABILITIES - 0.0%		3,571
TOTAL NET ASSETS - 100.0%		$8,420,605

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $8,676,520.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

30

Madison Funds | April 30, 2023

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 92.6%
Communication Services - 6.2%
Liberty Broadband Corp., Class C *	322,231	$27,318,744
Liberty Media Corp.-Liberty Formula One, Class A *	133,808	8,668,083
Take-Two Interactive Software, Inc. *	79,324	9,859,180
		45,846,007

Consumer Discretionary - 14.5%
CarMax, Inc. *	405,803	28,418,384
Floor & Decor Holdings, Inc., Class A *	254,983	25,330,011
Ross Stores, Inc.	376,651	40,199,961
Thor Industries, Inc.	153,436	12,124,513
		106,072,869

Consumer Staples - 5.7%
Brown-Forman Corp., Class B	104,293	6,788,431
Dollar Tree, Inc. *	226,111	34,755,522
		41,543,953

Financials - 27.8%
Capital Markets - 5.0%
Brookfield Asset Management Ltd.,
Class A (A)	102,319	3,432,803
Brookfield Corp., Class A (A)	409,277	13,285,131
Moelis & Co., Class A	523,973	19,848,097
		36,566,031

Commercial Banks -1.9%
Glacier Bancorp, Inc.	422,783	$14,049,079

Insurance - 20.9%
Arch Capital Group Ltd. *	805,170	60,444,112
Brown & Brown, Inc.	503,402	32,414,055
Markel Corp. *	14,629	20,020,225
Progressive Corp.	173,621	23,681,905
W R Berkley Corp.	286,258	16,866,321
		153,426,618
		204,041,728

Health Care - 3.4%
Laboratory Corp. of America Holdings	109,934	24,923,137

Industrials - 15.6%
Armstrong World Industries, Inc.	136,018	9,338,996
Carlisle Cos., Inc.	145,189	31,339,046
Copart, Inc. *	384,523	30,396,543
Expeditors International of Washington, Inc.	126,644	14,417,153
PACCAR, Inc.	388,298	29,001,977
		114,493,715

Information Technology - 19.4%
Amphenol Corp., Class A	287,910	21,728,568
Arista Networks, Inc. *	192,798	30,878,528
CDW Corp.	138,464	23,482,110
Gartner, Inc. *	130,205	39,381,804

Microchip Technology, Inc.	112,787	$8,232,323
MKS Instruments, Inc.	225,703	18,929,710
		142,633,043

Total Common Stocks
( Cost $394,676,306 )		679,554,452
SHORT-TERM INVESTMENTS - 7.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (B), 4.76%	54,450,048	54,450,048
State Street Navigator Securities Lending Government Money Market Portfolio, (B) (C), 4.84%	168,481	168,481

Total Short-Term Investments
( Cost $54,618,529 )		54,618,529

TOTAL INVESTMENTS - 100.1%
( Cost $449,294,835** )		734,172,981
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(586,076)
TOTAL NET ASSETS - 100.0%		$733,586,905

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $449,785,307 .
(A)	All or a portion of these securities, with an aggregate fair value of $3,228,588, are on loan as part of a securities lending program. See footnote (C) and Note 11 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

31

Madison Funds | April 30, 2023

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 95.5%
Communication Services - 9.1%
Cogent Communications Holdings, Inc.	70,198	$4,846,470
Gogo, Inc. *	271,870	3,645,777
Magnite, Inc. *	295,060	2,773,564
Radius Global Infrastructure, Inc., Class A *	310,630	4,563,154
		15,828,965

Consumer Discretionary - 10.2%
Ollie's Bargain Outlet Holdings, Inc. *	55,219	3,603,040
OneSpaWorld Holdings Ltd. *	594,269	7,131,228
Revolve Group, Inc. * (A)	122,623	2,532,165
Shake Shack, Inc., Class A *	80,291	4,400,749
		17,667,182

Consumer Staples - 10.3%
Edgewell Personal Care Co.	113,532	4,957,942
Hain Celestial Group, Inc. *	154,502	2,770,221
Primo Water Corp.	384,441	5,839,659
Simply Good Foods Co. *	117,242	4,264,092
		17,831,914

Financials - 7.7%
Arch Capital Group Ltd. *	30,422	2,283,779
Axis Capital Holdings Ltd.	84,414	4,772,768
BRP Group, Inc., Class A *	147,286	3,710,134
Texas Capital Bancshares, Inc. *	50,583	2,541,796
		13,308,477

Health Care - 6.4%
Encompass Health Corp.	111,458	7,150,031
Globus Medical, Inc., Class A *	66,365	3,858,461
		11,008,492

Industrials - 19.7%
Armstrong World Industries, Inc.	48,034	3,298,015
Carlisle Cos., Inc.	14,871	3,209,905

Concrete Pumping Holdings, Inc. *	131,400	$913,230
Core & Main, Inc., Class A *	51,294	1,336,722
Crane Co. *	31,831	2,294,060
Crane NXT Co.	31,831	1,507,516
Helios Technologies, Inc.	51,009	3,067,681
Hillman Solutions Corp. *	448,010	3,763,284
Robert Half International, Inc.	35,779	2,611,867
Saia, Inc. *	9,996	2,976,509
WillScot Mobile Mini Holdings Corp. *	180,214	8,181,716
Xometry, Inc., Class A *	66,953	929,977
		34,090,482

Information Technology - 26.2%
Communications Equipment - 2.5%
Ciena Corp. *	95,181	4,382,133

Electronic Equipment, Instruments &
Components - 4.5%
CTS Corp.	92,427	3,624,063
National Instruments Corp.	73,206	4,262,785
		7,886,848

Semiconductors & Semiconductor
Equipment - 5.4%
Entegris, Inc.	52,115	3,904,456
FormFactor, Inc. *	93,388	2,550,426
Power Integrations, Inc.	39,213	2,853,922
		9,308,804

Software -13.8%
Alteryx, Inc., Class A *	66,798	2,747,402
Box, Inc., Class A *	165,940	4,390,773
CommVault Systems, Inc. *	71,155	4,146,202
Model N, Inc. *	103,393	3,184,504
New Relic, Inc. *	49,256	3,520,326
PTC, Inc. *	46,807	5,887,853
		23,877,060
		45,454,845

Materials - 5.9%
Chemours Co.	43,838	$1,274,371
Huntsman Corp.	64,478	1,727,365
Olin Corp.	59,410	3,291,314
Summit Materials, Inc., Class A *	140,604	3,853,956
		10,147,006

Total Common Stocks
( Cost $138,186,830 )		165,337,363
SHORT-TERM INVESTMENTS - 5.5%
State Street Institutional U.S.
Government Money Market Fund, Premier Class, (B), 4.76%	7,664,338	7,664,338
State Street Navigator Securities Lending Government Money Market Portfolio, (B) (C), 4.84%	1,923,635	1,923,635

Total Short-Term Investments
( Cost $9,587,973 )		9,587,973
TOTAL INVESTMENTS - 101.0%
( Cost $147,774,803** )		174,925,336
NET OTHER ASSETS AND LIABILITIES - (1.0%)		(1,746,237)
TOTAL NET ASSETS - 100.0%		$173,179,099

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $149,071,681.
(A)	All or a portion of these securities, with an aggregate fair value of $2,483,289, are on loan as part of a securities lending program. See footnote (C) and Note 11 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

32

Madison Funds | April 30, 2023

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2,3)
COMMON STOCKS - 97.4%
Australia - 1.8%
Treasury Wine Estates Ltd.	25,988	$239,479

Brazil - 2.3°%
Itau Unibanco Holding SA, ADR *	29,225	150,509
Pagseguro Digital Ltd., Class A *	17,198	169,228
		319,737

Canada - 5.6%
Cameco Corp.	11,927	327,873
Canadian Pacific Kansas City Ltd.	2,421	190,872
Manulife Financial Corp. (A)	12,649	249,818
		768,563

China - 7.1%
Alibaba Group Holding Ltd., ADR * Ping An Insurance Group Co. of China	3,175	268,891
Ltd., Class H	52,378	381,703
Tencent Holdings Ltd.	7,340	324,701
		975,295

Denmark - 2.0%
Genmab AS *	651	267,420

France - 10.6%
Air Liquide SA	1,394	250,868
Airbus SE	2,591	363,720
EssilorLuxottica SA	788	155,769
Hermes International	65	141,046
LVMH Moet Hennessy Louis Vuitton SE	204	196,031
STMicroelectronics NV	2,914	124,952
Worldline SA *	4,979	216,479
		1,448,865

Germany - 11.3%
adidas AG	1,528	268,674
Deutsche Telekom AG	11,894	286,778
KION Group AG	7,390	305,115
SAP SE, ADR	2,075	280,685
Siemens AG	1,634	268,075
Symrise AG	1,195	144,113
		1,553,440

Hong Kong - 1.8%
AIA Group Ltd.	22,344	243,799

India - 7.5%
HDFC Bank Ltd., ADR	5,792	$404,281
Infosys Ltd., ADR	10,518	163,450
Larsen & Toubro Ltd., GDR	15,731	456,823
		1,024,554

Ireland - 2.2%
Kerry Group PLC, Class A	2,859	301,039

Israel - 1.1%
CyberArk Software Ltd. *	1,221	152,137

Italy - 1.4%
Ferrari NV	680	189,475

Japan - 15.0%
CyberAgent, Inc.	18,584	162,092
Keyence Corp.	367	165,631
Lasertec Corp.	1,200	165,755
Murata Manufacturing Co. Ltd.	3,188	185,584
Nidec Corp.	2,500	123,875
Pan Pacific International Holdings Corp.	13,700	256,763
Shin-Etsu Chemical Co. Ltd.	7,500	214,662
Shiseido Co. Ltd.	3,000	150,492
Sony Group Corp.	3,446	327,372
Toray Industries, Inc.	52,879	299,857
		2,052,083

Mexico - 3.7%
Grupo Mexico SAB de CV, Series B	65,349	319,594
Wal-Mart de Mexico SAB de CV, ADR	4,582	187,724
		507,318

Netherlands - 3.8%
ASML Holding NV	435	277,034
NXP Semiconductors NV	1,480	242,335
		519,369

Norway - 1.1%
Norsk Hydro ASA	21,202	155,979

Singapore - 1.9%
DBS Group Holdings Ltd.	10,600	262,897

Switzerland - 5.7%
Lonza Group AG	382	237,751
Nestle SA	1,103	141,417

Partners Group Holding AG	207	$201,008
Sika AG	721	198,262
		778,438

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,986	167,420

United Kingdom - 10.3%
AstraZeneca PLC	2,171	319,458
Diageo PLC	5,212	238,097
London Stock Exchange Group PLC	2,039	213,771
Prudential PLC	18,842	288,658
Shell PLC	11,322	348,319
		1,408,303

Total Common Stocks
( Cost $14,007,674 )		13,335,610
Short-Term Investments - 4.4%
United States - 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, (B), 4.76%	274,368	274,368
State Street Navigator Securities Lending Government Money Market Portfolio, (B) (C), 4.84%	332,445	332,445
Total Short-Term Investments
( Cost $606,813 )		606,813
TOTAL INVESTMENTS - 101.8%
( Cost $14,614,487** )		13,942,423
NET OTHER ASSETS AND LIABILITIES - (1.8%)		(243,658)
TOTAL NET ASSETS - 100.0%		$13,698,765

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $14,704,695.
(A)	All or a portion of these securities, with an aggregate fair value of $521,346, are on loan as part of a securities lending program. See footnote (C) and Note 11 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

33

Madison Funds | April 30, 2023

Statements of Assets and Liabilities as of April 30, 2023 (unaudited)

	Conservative	Moderate	Aggressive	Tax-Free	Tax-Free	High Quality	Core	Diversified
	Allocation	Allocation	Allocation	Virginia	National	Bond	Bond	Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in unaffiliated securities, at fair valuers†§	$32,069,822	$72,195,675	$41,050,706	$18,003,261	$17,596,047	$92,635,327	$196,964,237	$156,644,607
Investments in affiliated securities, at fair value1‡	18,105,378	31,098,068	13,340,357	–	–	–	–	–
Cash	–	–	–	135,100	183,308	–	874,048	–
Receivables:
Fund shares sold	.3,464	22,401	12,680	534	5,000	173,299	125,159	13,565
Dividends and Interest	32,271	42,270	10,708	241,203	229,355	475,568	1,433,065	566,522
Total assets	50,210,935	103,358,414	54,414,451	18,380,098	18,013,710	93,284,194	199,396,509	157,224,694
Liabilities:
Payables:
Fund shares repurchased	16,154	124,083	36,505	887	1,670	26,442	32,949	52,745
Upon return of securities loaned	787,276	3,189,408	74,000	–	–	3,909,375	1,960,018	517,968
Advisory agreement fees	8,126	16,505	8,931	7,609	5,933	21,862	63,189	84,244
Administrative services agreement fees	10,157	20,631	11,164	5,326	5,191	12,419	12,928	25,921
Trustee fees	1,057	2,136	1,109	368	365	1,608	3,513	3,370
Distribution fees - Class C	8,436	3,719	1,320	–	–	–	–	13,888
Shareholder service fees	8,543	15,565	7,781	–	–	–	6,232	33,360
Dividends	–	–	–	1,411	3,141	–	234,025	1,507
Total liabilities	839,749	3,372,047	140,810	15,601	16,300	3,971,706	2,312,854	733,003
Net assets applicable to outstanding capital stock	$49,371,186	$99,986,367	$54,273,641	$18,364,497	$17,997,410	$89,312,488	$197,083,655	$156,491,691
Net assets consist of:
Paid-in capital	$53,990,183	$100,919,697	$53,343,400	$19,004,323	$18,284,626	$95,796,083	$219,081,089	$137,046,759
Accumulated distributable earnings (loss)	(4,618,997)	(933,330)	930,241	(639,826)	(287,216)	(6,483,595)	(21,997,434)	19,444,932
Net Assets	$49,371,186	$99,986,367	$54,273,641	$18,364,497	$17,997,410	$89,312,488	$197,083,655	$156,491,691
Class A Shares:
Net Assets	$35,360,212	$93,798,349	$52,157,066				$33,428,211	$133,756,225
Shares of beneficial interest outstanding	3,812,036	9,311,298	5,038,335				3,681,578	9,274,965
Net Asset Value and redemption price per share	$9.28	$10.07	$10.35				$9.08	$14.42
Sales charge of offering price[2]	0.57	0.61	0.63				0.43	0.88
Maximum offering price per share	$9.85	$10.68	$10.98				$9.51	$15.30
Class C Shares:
Net Assets	$14,010,974	$6,188,018	$2,116,575					$22,735,466
Shares of beneficial interest outstanding	1,484,663	619,169	212,126					1,560,147
Net Asset Value and redemption price per share[3]	$9.44	$9.99	$9.98					$14.57
Class Y Shares:
Net Assets				$18,364,497	$17,997,410	$70,315,673	$7,107,014
Shares of beneficial interest outstanding				1,707,976	1,789,087	6,817,544	787,181
Net Asset Value and redemption price per share[3]				$10.75	$10.06	$10.31	$9.03
Class I Shares:
Net Assets						$18,996,815	$55,966,328
Shares of beneficial interest outstanding						1,829,923	6,226,315
Net Asset Value and redemption price per share[3]						$10.38	$8.99
Class R6 Shares:
Net Assets							$100,582,102
Shares of beneficial interest outstanding							11,195,672
Net Asset Value and redemption price per share[3]							$8.98

† Cost of Investments in unaffiliated securities	31,995,110	$70,835,251	$40,464,405	$18,529,378	$17,866,661	$97,481,970	$212,378,299	$138,362,156
‡ Cost of investments in affiliated securities[1]	20,051,705	$31,971,437	$12,496,478	$–	$–	$–	$–	$–
§ Fair Value of securities on loan	773,981	$3,484,826	$386,523	$–	$–	$3,837,467	$1,930,006	$509,305

[1]	See Note 14 for information on affiliated issuers.
[2]	Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation and Diversified Income Funds and 4.50% for the Core Bond Fund.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

34

Madison Funds | April 30, 2023

Statements of Assets and Liabilities as of April 30, 2023 (unaudited)

	Covered Call &	Dividend
	Equity Income	Income	Investors	Sustainable	Mid-Cap	Small Cap	International
	Fund	Fund	Fund	Equity	Fund	Fund	Stock Fund
Assets:
Investments in unaffiliated securities, at fair valuers†§	$218,498,628	$253,001,758	$335,174,227	$8,417,034	$734,172,981	$174,925,336	$13,942,423
Investments in affiliated securities, at fair value1‡	–	–	–	–	–	–	–
Foreign currency (cost of $11,462) (Note 2)	–	–	–	–	–	–	11,569
Receivables:
Investments sold	35,538	–	–	–	–	413,196	36,941
Fund shares sold	788,769	43,249	286,779	1,660	831,845	11,202	1,279
Dividends and Interest	179,561	503,647	480,788	7,640	-	5,604	72,768
Total assets	219,502,496	253,548,654	335,941,794	8,426,334	735,004,826	175,355,338	14,064,980
Liabilities:
Payables:
Investments purchased	1,380,007	–	–	–	–	–	62
Fund shares repurchased	20,791	56,645	115,992	-	694,140	92,082	16,098
Upon return of securities loaned	–	–	–	–	168,481	1,923,635	332,445
Advisory agreement fees	146,980	149,010	189,896	4,843	438,213	128,471	11,774
Administrative services agreement fees	20,515	36,499	38,602	699	90,732	27,773	3,364
Trustee fees	2,792	6,263	6,271	187	14,020	3,810	244
Distribution fees - Class C	7,171	–	–	–	–	–	–
Shareholder service fees	5,808	10,146	17,750	–	12,335	468	2,228
Options written, at value (premium received $3,725,098) (Note 7)	3,261,090	–	–	–	–	–	–
Total liabilities	4,845,154	258,563	368,511	5,729	1,417,921	2,176,239	366,215
Net assets applicable to outstanding capital stock	$214,657,342	$253,290,091	$335,573,283	$8,420,605	$733,586,905	$173,179,099	$13,698,765
Net assets consist of:
Paid-in capital	$222,584,764	$208,634,313	$202,219,182	$9,076,471	$439,931,199	$154,359,053	$15,225,485
Accumulated distributable earnings (loss)	(7,927,422)	44,655,778	133,354,101	(655,866)	293,655,706	18,820,046	(1,526,720)
Net Assets	$214,657,342$	$253,290,091	$335,573,283	$8,420,605	$733,586,905	$173,179,099	$13,698,765

Class A Shares:
Net Assets	$17,725,983	$54,514,888	$94,280,978		$65,699,632	$3,434,547	$12,898,451
Shares of beneficial interest outstanding	1,838,249	1,996,223	3,825,442		5,379,511	384,101	1,450,787
Net Asset Value and redemption price per share	$9.64	$27.31	$24.65		$12.21	$8.94	$8.89
Sales charge of offering price[2]	0.59	1.67	1.50		0.74	0.55	0.54
Maximum offering price per share	$10.23	$28.98	$26.15		$12.95	$9.49	$9.43
Class C Shares:
Net Assets	$11,971,907
Shares of beneficial interest outstanding	1,388,780
Net Asset Value and redemption price per share[3]	$8.62
Class Y Shares:
Net Assets	$52,987,502	$138,864,369	$94,511,481	$86,879	$262,047,086	$157,217,269	$800,314
Shares of beneficial interest outstanding	5,261,129	5,082,385	3,827,291	10,059	19,847,408	17,307,611	90,839
Net Asset Value and redemption price per share[3]	$10.07	$27.32	$24.69	$8.64	$13.20	$9.08	$8.81
Class I Shares:
Net Assets	$129,746,374	$43,531,159	$88,598,811	$8,333,726	$308,343,229	$12,316,790
Shares of beneficial interest outstanding	12,881,659	1,594,187	3,602,260	964,701	23,313,194	1,354,111
Net Asset Value and redemption price per share[3]	$10.07	$27.31	$24.60	$8.64	$13.23	$9.10
Class R6 Shares:
Net Assets	$2,225,576	$16,379,675	$58,182,013		$97,496,958	$210,493
Shares of beneficial interest outstanding	216,882	599,755	2,338,912		7,168,148	23,110
Net Asset Value and redemption price per share[3]	$10.26	$27.31	$24.88		$13.60	$9.11

† Cost of Investments in unaffiliated securities	$231,989,012	$211,727,193	$210,743,587	$8,627,851	$449,294,835	$147,774,803	$14,614,487
‡ Cost of investments in affiliated securities[1]	$–	$–	$–	$–	$–	$–	$–
§ Fair Value of securities on loan	$-	$-	$–	$–	$3,228,588	$2,483,289	$521,346

[1]	See Note 14 for information on affiliated issuers.
[2]	Sales charge of offering price is 5.75% for the Covered Call & Equity Income, Dividend Income, Investors, Mid Cap, Small Cap and International Stock funds.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

35

Madison Funds | April 30, 2023

Statements of Operations for the Six Months Ended April 30, 2023 (unaudited)

	Conservative	Moderate	Aggressive	Tax-Free	Tax-Free	High Quality	Core
	Allocation	Allocation	Allocation	Virginia	National	Bond	Bond	Diversified
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Income Fund
Investment Income:
Interest	$63,820	$179,525	$105,465	$242,707	$246,299	$827,548	$3,105,319	$835,966
Dividends
Unaffiliated issuers	428,142	848,351	451,063	–	–	–	–	1,757,024
Affiliated issuers[1]	212,008	320,107	115,587	–	–	–	–	–
Less: Foreign taxes withheld/reclaimed	–	–	–	–	–	–	–	–
Income from securities lending	10,853	17,171	7,193	–	–	4,115	4,892	1,508
Total investment income	714,823	1,365,154	679,308	242,707	246,299	831,663	3,110,211	2,594,498
Expenses:[2]
Advisory agreement fees	50,352	101,308	53,451	45,581	35,722	118,571	373,727	523,514
Administrative services agreement fees	62,940	126,635	66,813	31,907	31,257	67,656	76,830	161,081
Trustee fees	2,127	4,296	2,233	740	736	3,235	7,066	6,778
Distribution fees - Class B3	2,572	6,738	3,905	–	–	–	473	4,970
Distribution fees - Class C	53,541	23,350	8,404	–	–	–	–	85,336
Shareholder service fees - Class A	42,588	111,286	59,149	–	–	–	40,713	168,274
Shareholder service fees - Class B3	857	2,235	1,272	–	–	–	158	1,645
Shareholder service fees - Class C	17,847	7,678	2,794	–	–	–	–	28,222
Otherexpenses	2,268	4,625	2,400	791	785	3,399	8,050	7,336
Total expenses	235,092	388,151	200,421	79,019	68,500	192,861	507,017	987,156
Net Investment Income (Loss)	479,731	977,003	478,887	163,688	177,799	638,802	2,603,194	1,607,342
Net Realized and Unrealized Gain (loss) on Investments Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	(702,072)	(582,755)	25,159	–	(20,287)	(571,239)	(2,948,597)	1,222,763
Capital gain distributions received from underlying funds
Affiliated Issuers[1]	217,127	680,422	469,881	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	2,300,119	4,189,276	1,996,768	715,411	746,289	3,127,862	11,894,534	1,365,664
Affiliated Issuers[1]	754,794	1,207,344	478,195	–	–	–	–	–
Net Realized and Unrealized Gain on Investments	2,569,968	5,494,287	2,970,003	715,411	726,002	2,556,623	8,945,937	2,588,427
Net Increase in Net Assets from Operations	$3,049,699	$6,471,290	$3,448,890	$879,099	$903,801	$3,195,425	$11,549,131	$4,195,769

[1]	See Note 14 for information on affiliated issuers.
[2]	See Note 5 for information on expense, including any waivers.
[3]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

36

Madison Funds | April 30, 2023

Statements of Operations for the Six Months Ended April 30, 2023 (unaudited)

	Covered Call &
	Equity Income	Dividend Income	Investors	Sustainable	Mid-Cap	Small Cap	International
	Fund	Fund	Fund	Equity	Fund	Fund	Stock Fund
Investment Income:
Interest	$868,557	$63,857	$189,024	$9,027	$793,396	$235,262	$4,347
Dividends
Unaffiliated issuers	1,254,476	4,557,393	1,671,165	70,974	3,452,684	651,287	129,185
Less: Foreign taxes withheld/reclaimed	(8,505)	3,195	(13,975)	(522)	(17,633)	(7,998)	(9,266)
Income from securities lending	1,190	–	1,204	12	1,576	1,229	719
Total investment income	–	4,624,445	1,847,418	79,491	4,230,023	879,780	124,985
Expenses:[1]
Advisory agreement fees	713,943	1,011,476	1,094,510	31,516	2,603,791	806,679	68,641
Administrative services agreement fees	100,876	244,840	225,300	4,544	545,183	174,461	19,612
Trustee fees	5,621	12,600	12,629	374	28,236	7,676	492
Distribution fees - Class B2	–	–	–	–	1,198	–	302
Distribution fees - Class C	37,508	–	–	–	–	–	–
Shareholder service fees - Class A	19,566	68,174	112,412	–	80,581	4,134	14,884
Shareholder service fees - Class B2	–	–	–	–	398	–	100
Shareholder service fees - Class C	12,503	–	–	–	–	–	–
Other expenses	6,238	13,813	13,788	419	31,280	8,287	569
Total expenses before reimbursement/waiver	896,255	1,350,903	1,458,639	36,853	3,290,667	1,001,237	104,600
Total expenses	896,255	1,350,903	1,458,639	36,853	3,290,667	1,001,237	104,600
Net Investment Income (Loss)	1,219,463	3,273,542	388,779	42,638	939,356	(121,457)	20,385
Net Realized and Unrealized Gain (loss) on Investments Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	(2,110,240)	–	–	–	–	–	–
Options written	6,172,405	–	–	–	–	–	–
Unaffiliated issuers	3,266,593	4,232,931	9,829,745	(270,085)	9,653,481	(7,284,976)	(257,311)
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options purchased	(806,285)	–	–	–	–	–	–
Options written	1,894,438	–	–	–	–	–	–
Unaffiliated issuers	5,104,752	(3,701,380)	22,671,262	716,488	36,811,482	12,393,236	2,720,199
Net Realized and Unrealized Gain on Investments	13,521,663	531,551	32,501,007	446,403	46,464,963	5,108,260	2,462,888
Net Increase in Net Assets from Operations	$14,741,126	$3,805,093	$32,889,786	$489,041	$47,404,319	$4,986,803	$2,483,273

[1]	See Note 5 for information on expense.
[2]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

37

Madison Funds | April 30, 2023

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	(unaudited)		(unaudited)		(unaudited)
	Six-Months		Six-Months		Six-Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	4/30/23	10/31/22	4/30/23	10/31/22	4/30/23	10/31/22

Net Assets at beginning of period	$50,698,246	$68,674,779	$102,432,212	$134,584,040	$53,196,313	$67,457,807
Increase (decrease) in net assets from operations:
Net investment income	479,731	1,046,490	977,003	2,921,677	478,887	1,723,030
Net realized gain (loss)	(484,945)	(2,038,488)	97,667	(1,740,427)	495,040	(1,076,941)
Net change in unrealized appreciation (depreciation)	3,054,913	(8,727,716)	5,396,620	(20,097,682)	2,474,963	(10,639,076)
Net increase (decrease) in net assets from operations	3,049,699	(9,719,714)	6,471,290	(18,916,432)	3,448,890	(9,992,987)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(494,437)	(2,896,934)	(1,270,120)	(9,265,098)	(604,964)	(5,578,440)
Class B1	(6,339)	(124,933)	(23,787)	(461,958)	(11,337)	(293,779)
Class C	(144,691)	(1,086,716)	(45,347)	(630,540)	(13,768)	(267,464)
Total distributions	(645,467)	(4,108,583)	(1,339,254)	(10,357,596)	(630,069)	(6,139,683)
Capital Stock transactions:
Class A Shares
Shares sold	2,294,477	3,553,577	5,122,418	5,228,672	3,296,035	2,746,022
Issued to shareholders in reinvestment of distributions	493,618	2,893,391	1,266,452	9,241,256	604,612	5,574,873
Shares redeemed	(4,175,123)	(7,772,703)	(9,907,519)	(14,743,825)	(3,310,052)	(5,512,896)
Net increase (decrease) from capital stock transactions	(1,387,028)	(1,325,735)	(3,518,649)	(273,897)	590,595	2,807,999
Class B Shares[1]
Shares sold	–	–	136	–	–	–
Issued to shareholders in reinvestment of distributions	6,339	124,209	23,787	461,958	11,337	293,779
Shares redeemed	(1,363,629)	(1,001,064)	(3,694,652)	(2,363,573)	(2,050,380)	(1,160,857)
Net increase (decrease) from capital stock transactions	(1,357,290)	(876,855)	(3,670,729)	(1,901,615)	(2,039,043)	(867,078)
Class C Shares
Shares sold	12,175	148,454	48,537	198,048	19,235	58,419
Issued to shareholders in reinvestment of distributions	144,691	1,086,000	45,347	630,540	13,768	267,464
Shares redeemed	(1,143,840)	(3,180,100)	(482,387)	(1,530,876)	(326,048)	(395,628)
Net increase (decrease) from capital stock transactions	(986,974)	(1,945,646)	(388,503)	(702,288)	(293,045)	(69,745)
Total increase (decrease) from capital stock transactions	(3,731,292)	(4,148,236)	(7,577,881)	(2,877,800)	(1,741,493)	1,871,176
Total increase (decrease) in net assets	(1,327,060)	(17,976,533)	(2,445,845)	(32,151,828)	1,077,328	(14,261,494)
Net Assets at end ofperiod	$49,371,186	$50,698,246	$99,986,367	$102,432,212	$54,273,641	$53,196,313

Capital Share transactions:
Class A Shares
Shares sold	249,252	347,177	514,833	487,941	323,007	247,936
Issued to shareholders in reinvestment of distributions	54,190	277,414	131,239	809,217	61,134	472,047
Shares redeemed	(455,822)	(790,078)	(999,988)	(1,374,621)	(328,676)	(507,542)
Net increase from capital shares transactions	(152,380)	(165,487)	(353,916)	(77,463)	55,465	212,441
Class B Shares[1]
Shares sold	–	–	14	–	–	–
Issued to shareholders in reinvestment of distributions	693	11,599	2,480	40,701	1,188	25,748
Shares redeemed	(145,166)	(96,359)	(373,956)	(223,984)	(207,172)	(107,932)
Net (decrease) from capital shares trasactions	(144,473)	(84,760)	(371,462)	(183,283)	(205,984)	(82,184)
Class C Shares
Shares sold	1,308	14,568	4,943	18,435	1,968	5,478
Issued to shareholders in reinvestment of distributions	15,604	101,369	4,724	55,456	1,442	23,421
Shares redeemed	(122,491)	(309,187)	(48,792)	(147,467)	(33,002)	(37,876)
Net increase (decrease) in shares outstanding	(105,579)	(193,250)	(39,125)	(73,576)	(29,592)	(8,977)

[1]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated.

See accompanying Notes to Financial Statements.

38

Madison Funds | April 30, 2023

Statements of Changes in Net Assets - continued

	Tax-Free Virginia Fund		Tax-Free National Fund		High Quality Bond Fund
	(unaudited)		(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/23	10/31/22	4/30/23	10/31/22	4/30/23	10/31/22
Net Assets at beginning of period	$17,745,739	$20,620,165	$17,620,800	$22,330,541	$76,785,728	$115,682,091
Increase (decrease) in net assets from operations:
Net investment income (loss)	163,688	319,039	177,799	330,070	638,802	1,007,456
Net realized gain (loss)	–	(117,216)	(20,287)	124,906	(571,239)	(1,222,043)
Net change in unrealized appreciation (depreciation)	715,411	(2,252,119)	746,289	(2,209,896)	3,127,862	(8,236,007)
Net increase (decrease) in net assets from operations	879,099	(2,050,296)	903,801	(1,754,920)	3,195,425	(8,450,594)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class Y	(161,588)	(386,059)	(300,506)	(511,811)	(444,472)	(1,548,617)
Class I	–	–	–	–	(135,440)	(48,210)
Total distributions	(161,588)	(386,059)	(300,506)	(511,811)	(579,912)	(1,596,827)
Capital Stock transactions:
Class Y Shares
Shares sold	223,308	1,026,139	151,410	121,515	15,775,965	12,678,510
Issued to shareholders in reinvestment of distributions	156,431	374,618	275,396	466,025	413,837	1,462,216
Shares redeemed	(478,492)	(1,838,828)	(653,491)	(3,030,550)	(9,600,021)	(58,547,690)
Net increase (decrease) from capital stock transactions	(98,753)	(438,071)	(226,685)	(2,443,010)	6,589,781	(44,406,964)
Class I Shares[1]
Shares sold					7,480,689	16,591,606
Issued to shareholders in reinvestment of distributions					135,440	48,210
Shares redeemed					(4,294,663)	(1,081,794)
Net increase (decrease) from capital stock transactions					3,321,466	15,558,022
Total increase (decrease) from capital stock transactions	(98,753)	(438,071)	(226,685)	(2,443,010)	9,911,247	(28,848,942)
Total increase (decrease) in net assets	618,758	(2,874,426)	376,610	(4,709,741)	12,526,760	(38,896,363)
Net Assets at end of period	$18,364,497	$17,745,739	$17,997,410	$17,620,800	$89,312,488	$76,785,728

Capital Share transactions:
Class Y Shares
Shares sold	20,839	91,964	14,949	11,444	1,539,418	1,188,647
Issued to shareholders in reinvestment of distributions	14,554	33,715	27,445	44,347	40,530	136,655
Shares redeemed	(44,545)	(169,466)	(64,993)	(278,618)	(941,472)	(5,524,145)
Net increase (decrease) in shares outstanding	(9,152)	(43,787)	(22,599)	(222,827)	638,476	(4,198,843)
Class I Shares[1]
Shares sold					733,079	1,600,987
Issued to shareholders in reinvestment of distributions					13,166	4,751
Shares redeemed					(416,541)	(105,519)
Net increase (decrease) in shares outstanding					329,704	1,500,219

[1]	The High Quality Bond Fund the Class commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

39

Madison Funds | April 30, 2023

Statements of Changes in Net Assets - continued

	Core Bond Fund		Diversified Income Fund		Covered Call & Equity Income Fund
	(unaudited)		(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/23	10/31/22	4/30/23	10/31/22	4/30/23	10/31/22
Net Assets at beginning of period	$179,795,322	$188,561,966	$161,841,486	$184,230,359	$135,198,709	$90,673,553
Increase (decrease) in net assets from operations:
Net investment income	2,603,194	3,430,538	1,607,342	2,637,620	1,219,463	784,696
Net realized gain (loss)	(2,948,597)	(1,427,445)	1,222,763	9,543,799	7,328,758	8,056,553
Net change in unrealized appreciation (depreciation)	11,894,534	(32,166,556)	1,365,664	(26,835,849)	6,192,905	(5,670,872)
Net increase (decrease) in net assets from operations	11,549,131	(30,163,463)	4,195,769	(14,654,430)	14,741,126	3,170,377
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(384,099)	(811,781)	(9,348,787)	(17,995,280)	(635,450)	(956,245)
Class B1	(881)	(5,399)	(149,845)	(509,475)	–	–
Class C	–	–	(1,467,708)	(2,359,561)	(430,197)	(604,419)
Class Y	(92,257)	(203,820)	–	–	(1,724,166)	(4,920,548)
Class I2[2]	(724,216)	(2,094,211)	–	–	(3,762,486)	(374,635)
Class R6[3]	(1,364,456)	(1,495,620)	–	–	(49,286)	(38,689)
Total distributions	(2,565,909)	(4,610,831)	(10,966,340)	(20,864,316)	(6,601,585)	(6,894,536)
Capital Stock transactions:
Class A Shares
Shares sold	731,737	1,547,576	5,577,385	5,843,321	3,290,190	1,383,461
Issued to shareholders in reinvestment of distributions	379,093	802,544	9,305,310	17,918,652	608,232	909,181
Shares redeemed	(2,304,369)	(5,732,779)	(11,911,875)	(15,332,901)	(933,572)	(2,447,952)
Net increase (decrease) from capital stock transactions	(1,193,539)	(3,382,659)	2,970,820	8,429,072	2,964,850	(155,310)
Class B Shares[1]
Shares sold	–	–	–	6,834
Issued to shareholders in reinvestment of distributions	881	5,399	149,845	509,475
Shares redeemed	(259,260)	(199,292)	(2,855,529)	(2,044,670)
Net increase (decrease) from capital stock transactions	(258,379)	(193,893)	(2,705,684)	(1,528,361)
Class C Shares
Shares sold			947,340	5,510,771	3,440,775	1,200,319
Issued to shareholders in reinvestment of distributions			1,467,708	2,359,561	396,929	564,331
Shares redeemed			(1,259,408)	(1,641,170)	(626,199)	(1,269,549)
Net increase (decrease) from capital stock transactions			1,155,640	6,229,162	3,211,505	495,101
Class Y Shares
Shares sold	616,196	1,603,451			21,735,306	51,694,990
Issued to shareholders in reinvestment of distributions	78,873	175,815			1,638,923	4,897,158
Shares redeemed	(897,351)	(4,060,800)			(9,464,732)	(81,897,013)
Net increase (decrease) from capital stock transactions	(202,282)	(2,281,534)			13,909,497	(25,304,865)
Class I Shares[2]
Shares sold	12,280,445	41,315,224			61,231,669	74,565,269
Issued to shareholders in reinvestment of distributions	683,269	842,112			3,762,486	374,635
Shares redeemed	(5,241,083)	(116,800,578)			(15,163,224)	(1,962,558)
Net increase (decrease) from capital stock transactions	7,722,631	(74,643,242)			49,830,931	72,977,346
Class R6 Shares[3]
Shares sold	2,250,042	106,822,028			1,739,772	778,390
Issued to shareholders in reinvestment of distributions	32,154	359,960			49,285	38,689
Shares redeemed	(45,516)	(673,010)			(386,748)	(580,036)
Net increase (decrease) from capital stock transactions	2,236,680	106,508,978			1,402,309	237,043
Total increase (decrease) from capital stock transactions	8,305,111	26,007,650	1,420,776	13,129,873	71,319,092	48,249,315
Total increase (decrease) in net assets	17,288,333	(8,766,644)	(5,349,795)	(22,388,873)	79,458,633	44,525,156
Net Assets at end of period	$197,083,655	$179,795,322	$156,491,691	$161,841,486	$214,657,342	$135,198,709
Capital Share transactions:
Class A Shares
Shares sold	81,454	155,132	376,486	356,241	341,775	148,304
Issued to shareholders in reinvestment of distributions	42,149	82,985	638,181	1,068,262	65,395	99,627
Shares redeemed	(256,962)	(594,846)	(809,310)	(949,568)	(97,779)	(262,224)
Net increase (decrease) from capital shares transactions	(133,359)	(356,729)	205,357	474,935	309,391	(14,293)

See accompanying Notes to Financial Statements.

40

Madison Funds | April 30, 2023

Statements of Changes in Net Assets April 30, 2023

	Core Bond Fund		Diversified Income Fund		Covered Call & Equity Income Fund
	(unaudited)		(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/23	10/31/22	4/30/23	10/31/22	4/30/23	10/31/22
Class B Shares[1]
Shares sold	–	–	–	407
Issued to shareholders in reinvestment of distributions	98	548	10,174	29,941
Shares redeemed	(28,766)	(20,730)	(190,334)	(123,765)
Net increase (decrease) from capital shares transactions	(28,668)	(20,182)	(180,160)	(93,417)
Class C Shares
Shares sold			64,053	322,310	402,750	142,295
Issued to shareholders in reinvestment of distributions			99,703	138,984	47,535	68,398
Shares redeemed			(84,706)	(100,492)	(73,588)	(152,399)
Net increase (decrease) in shares outstanding			79,050	360,802	376,697	58,294
Class Y Shares
Shares sold	69,524	161,349			2,189,606	5,324,240
Issued to shareholders in reinvestment of distributions	8,819	18,215			168,819	518,816
Shares redeemed	(99,789)	(408,905)			(959,017)	(8,712,400)
Net increase (decrease) in shares outstanding	(21,446)	(229,341)			1,399,408	(2,869,344)
Class I Shares[2]
Shares sold	1,371,820	4,414,200			6,187,868	8,014,034
Issued to shareholders in reinvestment of distributions	76,696	89,031			386,857	42,128
Shares redeemed	(590,271)	(12,041,206)			(1,535,136)	(214,092)
Net increase (decrease) in shares outstanding	858,245	(7,537,975)			5,039,589	7,842,070
Class R6 Shares[3]
Shares sold	254,515	10,977,262			170,941	79,952
Issued to shareholders in reinvestment of distributions	3,609	38,148			4,946	4,021
Shares redeemed	(5,128)	(72,734)			(37,558)	(59,161)
Net increase (decrease) in shares outstanding	252,996	10,942,676			138,329	24,812

[1]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated.
[2]	For the Covered Call & Equity Income Fund, Class I Shares commenced operations effective March 1, 2022
[3]	For the Core Bond Fund, Class R6 Shares commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

41

Madison Funds | April 30, 2023

Statements of Changes in Net Assets

	Dividend Income Fund		Investors Fund		Sustainable Equity
	(unaudited)		(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/23	10/31/22	4/30/23	10/31/22	4/30/23	10/31/22
Net Assets at beginning of period	$301,287,528	$323,218,081	$300,404,105	$409,629,139	$9,279,877	$–
Increase (decrease) in net assets from operations:
Net investment income	3,273,542	5,732,136	388,779	694,069	42,638	36,333
Net realized gain (loss)	4,232,931	20,856,681	9,829,745	17,929,737	(270,085)	(200,624)
Net change in unrealized appreciation (depreciation)	(3,701,380)	(38,239,764)	22,671,262	(59,414,605)	716,488	(927,305)
Net increase (decrease) in net assets from operations	3,805,093	(11,650,947)	32,889,786	(40,790,799)	489,041	(1,091,596)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(4,393,473)	(6,667,407)	(5,361,393)	(7,952,408)	–
Class Y1	(13,218,651)	(20,557,682)	(5,634,351)	(8,508,606)	(384)
Class I1	(4,602,074)	(7,455,004)	(4,540,678)	(8,192,065)	(52,927)
Class R6	(1,588,690)	(338,133)	(3,481,988)	(6,338,361)	–
Total distributions	(23,802,888)	(35,018,226)	(19,018,410)	(30,991,440)	(53,311)
Capital Stock transactions:
Class A Shares
Shares sold	497,175	1,353,503	1,194,957	2,304,397
Issued to shareholders in reinvestment of distributions	4,380,553	6,648,315	5,343,606	7,929,632
Shares redeemed	(2,525,583)	(5,685,683)	(4,645,979)	(10,848,230)
Net increase (decrease) from capital stock transactions	2,352,145	2,316,135	1,892,584	(614,201)
Class Y Shares[1]
Shares sold	19,074,683	67,297,042	5,386,764	11,979,387	–	751,690
Issued to shareholders in reinvestment of distributions	13,050,140	20,231,086	5,142,831	7,809,980	384	–
Shares redeemed	(48,212,691)	(83,610,162)	(9,402,631)	(22,273,113)	–	(651,589)
Net increase (decrease) from capital stock transactions	(16,087,868)	3,917,966	1,126,964	(2,483,746)	384	100,101
Class I Shares[1]
Shares sold	8,313,279	40,881,645	20,907,601	22,998,164	612,817	10,624,016
Issued to shareholders in reinvestment of distributions	4,556,166	7,378,193	4,415,273	8,192,065	52,927	–
Shares redeemed	(25,197,918)	(50,753,760)	(12,082,410)	(44,840,267)	(1,961,130)	(352,644)
Net increase (decrease) from capital stock transactions	(12,328,473)	(2,493,922)	13,240,464	(13,650,038)	(1,295,386)	10,271,372
Class R6 Shares
Shares sold	1,091,394	31,254,703	2,426,681	4,409,527
Issued to shareholders in reinvestment of distributions	185,710	247,345	3,481,988	6,338,361
Shares redeemed	(3,212,550)	(10,503,607)	(870,879)	(31,442,698)
Net increase (decrease) from capital stock transactions	(1,935,446)	20,998,441	5,037,790	(20,694,810)
Total increase (decrease) from capital stock transactions	(27,999,642)	24,738,620	21,297,802	(37,442,795)	(1,295,002)	10,371,473
Total increase (decrease) in net assets	(47,997,437)	(21,930,553)	35,169,178	(109,225,034)	(859,272)	9,279,877
Net Assets at end of period	$253,290,091	$301,287,528	$335,573,283	$300,404,105	$8,420,605	$9,279,877
Capital Share transactions:
Class A Shares
Shares sold	17,672	43,919	50,048	90,971
Issued to shareholders in reinvestment of distributions	157,763	210,630	236,025	284,624
Shares redeemed	(88,840)	(182,749)	(194,048)	(420,299)
Net increase (decrease) from capital shares transactions	86,595	71,800	92,025	(44,704)
Class Y Shares[1]
Shares sold	674,422	2,212,227	225,318	454,793	–	75,171
Issued to shareholders in reinvestment of distributions	469,860	640,928	226,856	280,028	47	–
Shares redeemed	(1,729,559)	(2,693,339)	(393,604)	(863,903)	–	(65,159)
Net increase (decrease) in shares outstanding	(585,277)	159,816	58,570	(129,082)	47	10,012
Class I Shares[1]
Shares sold	292,671	1,306,452	875,544	912,090	72,789	1,160,479
Issued to shareholders in reinvestment of distributions	164,136	234,132	195,626	294,679	6,478	–
Shares redeemed	(905,825)	(1,608,639)	(506,290)	(1,808,445)	(233,424)	(41,621)
Net increase (decrease) in shares outstanding	(449,018)	(68,055)	564,880	(601,676)	(154,157)	1,118,858
Class R6 Shares
Shares sold	40,676	1,012,123	99,694	180,272
Issued to shareholders in reinvestment of distributions	6,693	8,194	152,585	225,404
Shares redeemed	(116,237)	(351,693)	(36,403)	(1,181,769)
Net increase (decrease) in shares outstanding	(68,868)	668,624	215,876	(776,093)

[1]	The Sustainable Equity Fund was launched on December 31, 2021, with Class Y and Class I Shares commenced operations effective January 3, 2022.

See accompanying Notes to Financial Statements.

42

Madison Funds | April 30, 2023

Statements of Changes in Net Assets

	Mid Cap Fund		Small Cap Fund		International Stock Fund
	(unaudited)		(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/23	10/31/22	4/30/23	10/31/22	4/30/23	10/31/22
Net Assets at beginning of period	$681,139,846	$733,809,804	$183,678,969	$280,340,485	$11,700,503	$17,610,653
Increase (decrease) in net assets from operations:
Net investment income (loss)	939,356	(859,725)	(121,457)	(589,131)	20,385	43,445
Net realized gain (loss)	9,653,481	13,753,629	(7,284,976)	9,386,807	(257,311)	(576,040)
Net change in unrealized appreciation (depreciation)	36,811,482	(87,607,703)	12,393,236	(70,026,964)	2,720,199	(3,912,758)
Net increase (decrease) in net assets from operations	47,404,319	(74,713,799)	4,986,803	(61,229,288)	2,483,273	(4,445,353)
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(1,324,546)	(3,577,154)	(179,025)	(1,075,866)	(32,804)	(4,272,257)
Class B1	(15,919)	(68,390)	–	–	–	(91,028)
Class Y	(4,921,978)	(11,660,270)	(8,397,631)	(55,515,240)	(3,683)	(243,016)
Class I	(5,343,152)	(12,986,283)	(665,129)	(4,955,880)	–	–
Class R6[2]	(1,689,800)	(4,870,186)	(8,456)	–	–	–
Total distributions	(13,295,395)	(33,162,283)	(9,250,241)	(61,546,986)	(36,487)	(4,606,301)
Capital Stock transactions:
Class A Shares
Shares sold	2,288,738	10,602,851	117,100	258,742	275,001	424,828
Issued to shareholders in reinvestment of distributions	1,320,820	3,562,690	178,626	1,073,140	32,703	4,263,291
Shares redeemed	(4,224,937)	(15,290,783)	(181,270)	(593,902)	(589,532)	(1,761,058)
Net increase (decrease) from capital stock transactions	(615,379)	(1,125,242)	114,456	737,980	(281,828)	2,927,061
Class B Shares[1]
Shares sold	–	1,125			–	–
Issued to shareholders in reinvestment of distributions	15,919	68,390			–	91,028
Shares redeemed	(659,890)	(468,073)			(164,756)	(135,525)
Net increase (decrease) from capital stock transactions	(643,971)	(398,558)			(164,756)	(44,497)
Class Y Shares
Shares sold	23,493,783	66,622,409	2,523,989	7,861,874	97,095	89,662
Issued to shareholders in reinvestment of distributions	4,842,873	11,403,175	8,224,379	54,219,458	3,683	243,016
Shares redeemed	(32,128,101)	(50,798,380)	(15,924,608)	(38,826,238)	(102,718)	(73,738)
Net increase (decrease) from capital stock transactions	(3,791,445)	27,227,204	(5,176,240)	23,255,094	(1,940)	258,940
Class I Shares
Shares sold	46,702,015	101,753,752	1,180,678	6,826,690
Issued to shareholders in reinvestment of distributions	5,228,821	12,839,515	665,129	4,955,880
Shares redeemed	(32,547,937)	(82,754,329)	(3,075,578)	(9,830,152)
Net increase (decrease) from capital stock transactions	19,382,899	31,838,938	(1,229,771)	1,952,418
Class R6 Shares[2]
Shares sold	17,507,297	20,457,282	47,442	188,005
Issued to shareholders in reinvestment of distributions	598,094	1,715,908	8,456	–
Shares redeemed	(14,099,360)	(24,509,408)	(775)	(18,739)
Net increase (decrease) from capital stock transactions	4,006,031	(2,336,218)	55,123	169,266
Total increase (decrease) from capital stock transactions	18,338,135	55,206,124	(6,236,432)	26,114,758	(448,524)	3,141,504
Total increase (decrease) in net assets	52,447,059	(52,669,958)	(10,499,870)	(96,661,516)	1,998,262	(5,910,150)
Net Assets at end of period	$733,586,905	$681,139,846	$173,179,099	$183,678,969	$13,698,765	$11,700,503
Capital Share transactions:
Class A Shares
Shares sold	187,427	853,186	12,588	24,838	32,068	48,354
Issued to shareholders in reinvestment of distributions	113,668	259,293	20,771	88,543	4,093	433,261
Shares redeemed	(349,905)	(1,286,440)	(19,887)	(54,458)	(70,338)	(194,563)
Net increase (decrease) from capital shares transactions	(48,810)	(173,961)	13,472	58,923	(34,177)	287,052
Class B Shares[1]
Shares sold	–	121			–	–
Issued to shareholders in reinvestment of distributions	1,836	6,576			–	9,663
Shares redeemed	(70,692)	(50,037)			(19,908)	(16,156)
Net increase (decrease) from capital shares transactions	(68,856)	(43,340)			(19,908)	(6,493)

[1]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated
[2]	For the Small Cap Fund, Class R6 Shares commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

43

Madison Funds | April 30, 2023

Statements of Changes in Net Assets April 30, 2023

	Mid Cap Fund		Small Cap Fund		International Stock Fund
	(unaudited)		(unaudited)		(unaudited)
	Six-Months	Year	Six-Months	Year	Six-Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/23	10/31/22	4/30/23	10/31/22	4/30/23	10/31/22
Class Y Shares
Shares sold	1,784,779	5,111,948	268,761	682,696	11,490	10,411
Issued to shareholders in reinvestment of distributions	386,194	773,621	942,082	4,422,468	465	24,950
Shares redeemed	(2,468,583)	(3,784,461)	(1,686,443)	(3,490,516)	(12,542)	(9,025)
Net increase (decrease) in shares outstanding	(297,610)	2,101,108	(475,600)	1,614,648	(587)	26,336
Class I Shares
Shares sold	3,554,529	7,687,795	125,977	588,372
Issued to shareholders in reinvestment of distributions	416,307	870,476	76,102	404,232
Shares redeemed	(2,479,922)	(6,288,127)	(329,788)	(903,789)
Net increase (decrease) in shares outstanding	1,490,914	2,270,144	(127,709)	88,815
Class R6 Shares[1]
Shares sold	1,307,860	1,493,443	5,008	19,316
Issued to shareholders in reinvestment of distributions	46,328	113,336	966	–
Shares redeemed	(1,040,495)	(1,793,973)	(87)	(2,093)
Net increase (decrease) in shares outstanding	313,693	(187,194)	5,887	17,223

[1]	For the Small Cap Fund, Class R6 Shares commenced operations effective March 1, 2022.

See accompanying Notes to Financial Statements.

44

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND
	(unaudited)		CLASS A						(unaudited)		CLASS C
	Six-Months		Year Ended October 31,						Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020	2019		2018	Ended 4/30/23		2022	2021	2020	2019		2018
Net Asset Value at beginning of period	$8.85		$11.12	$11.15	$10.96	$10.39		$10.97	$9.00		$11.30	$11.32	$11.11	$10.48		$11.06
Income from Investment Operations:
Net investment income	0.10		0.20	0.10	0.13 [1]	0.36	[1,2]	0.19	0.06		0.13	0.01	0.04 [1]	0.29	[1,2]	0.11
Net realized and unrealized gain (loss) on investments	0.46		(1.77)	0.63	0.46	0.68	[2]	(0.26)	0.47		(1.81)	0.64	0.48	0.68	[2]	(0.27)
Total from investment operations	0.56		(1.57)	0.73	0.59	1.04		(0.07)	0.53		(1.68)	0.65	0.52	0.97		(0.16)
Less Distributions From:
Net investment income	(0.13)		(0.19)	(0.18)	(0.19)	(0.18)		(0.24)	(0.09)		(0.11)	(0.09)	(0.10)	(0.05)		(0.15)
Capital gains	–		(0.51)	(0.58)	(0.21)	(0.29)		(0.27)	–		(0.51)	(0.58)	(0.21)	(0.29)		(0.27)
Total distributions	(0.13)		(0.70)	(0.76)	(0.40)	(0.47)		(0.51)	(0.09)		(0.62)	(0.67)	(0.31)	(0.34)		(0.42)
Net increase (decrease) in net asset value	0.43		(2.27)	(0.03)	0.19	0.57		(0.58)	0.44		(2.30)	(0.02)	0.21	0.63		(0.58)
Net Asset Value at end of period	$9.28		$8.85	$11.12	$11.15	$10.96		$10.39	$9.4	[4]	$9.00	$11.30	$11.32	$11.11		$10.48
Total Return (%)[3]	6.34	[4]	(15.00)	6.72	5.62	10.37		(0.75)	5.95	[4]	(15.67)	5.91	4.89	9.50		(1.51)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$35,360		$35,084	$45,932	$44,146	$42,662		$42,247	$14,011		$14,315	$20,154	$20,137	$20,303		$20,001
Ratios of expenses to average net assets (%)	0.71	[5]	0.71	0.71	0.70	0.70		0.70	1.46	[5]	1.46	1.46	1.45	1.45		–
Ratio of net investment income to average net assets (%)	2.12	[5]	1.97	0.86	1.19	3.38	[2]	1.74	1.38	[5]	1.27	0.11	0.45	2.60	[2]	0.99
Portfolio turnover (%)[6]	33	[4]	84	63	73	57		63	33	[4]	84	63	73	57		63

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain (loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.17, $0.87, and 1.64%, respectively, for the class A Shares and $0.10, $0.87, and 0.89%, respectively, for the class C shares.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

45

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	MODERATE ALLOCATION FUND
	(unaudited)		CLASS A						(unaudited)		CLASS C
	Six-Months		Year Ended October 31,						Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020	2019		2018	Ended 4/30/23		2022	2021	2020	2019		2018
Net Asset Value at beginning of period	$9.59		$12.22	$11.85	$11.76	$11.59		$12.20	$9.49		$12.09	$11.70	$11.61	$11.47		$12.07
Income from Investment Operations:
Net investment income	0.10		0.28	0.09	0.12 [1]	0.51	[1,2]	0.17	0.06		0.19	(0.01)	0.02 [1]	0.42	[1,2]	0.08
Net realized and unrealized gain (loss) on investments	0.51		(1.94)	1.35	0.43	0.60	[2]	(0.17)	0.51		(1.92)	1.34	0.44	0.59	[2]	(0.16)
Total from investment operations	0.61		(1.66)	1.44	0.55	1.11		–	0.57		(1.73)	1.33	0.46	1.01		(0.08)
Less Distributions From:
Net investment income	(0.13)		(0.29)	(0.13)	(0.17)	(0.17)		(0.17)	(0.07)		(0.19)	–	(0.08)	(0.10)		(0.08)
Capital gains	–		(0.68)	(0.94)	(0.29)	(0.77)		(0.44)	–		(0.68)	(0.94)	(0.29)	(0.77)		(0.44)
Total distributions	(0.13)		(0.97)	(1.07)	(0.46)	(0.94)		(0.61)	(0.07)		(0.87)	(0.94)	(0.37)	(0.87)		(0.52)
Net increase (decrease) in net asset value	0.48		(2.63)	0.37	0.09	0.17		(0.61)	0.50		(2.60)	0.39	0.09	0.14		(0.60)
Net Asset Value at end of period	$10.07		$9.59	$12.22	$11.85	$11.76		$11.59	$9.99		$9.49	$12.09	$11.70	$11.61		$11.47
Total Return (%)[3]	6.464		(14.88)	12.66	4.75	10.69		(0.12)	6.044		(15.47)	11.79	3.99	9.78		(0.82)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$93,798		$92,669	$119,035	$111,135	$112,916		$108,459	$6,188		$6,244	$8,849	$9,230	$9,607		$9,338
Ratios of expenses to average net assets (%)	0.71	[5]	0.71	0.71	0.70	0.70		0.70	1.46	[5]	1.46	1.46	1.45	1.45		1.45
Ratio of net investment income to average net assets (%)	1.98	[5]	2.54	0.70	0.96	4.42	[2]	1.39	1.23	[5]	1.83	(0.03)	0.22	3.68	[2]	0.62
Portfolio turnover (%)[6]	43	[4]	95	71	87	64		75	43	[4]	95	71	87	64		75

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

[2]	In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain (loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.17, $0.94, and 1.39%, respectively, for the class A Shares and $0.08, $0.93, and 0.64%, respectively, for the class C shares.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

46

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	AGGRESSIVE ALLOCATION FUND
	(unaudited)		CLASS A						(unaudited)		CLASS C
	Six-Months		Year Ended October 31,						Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020	2019		2018	Ended 4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$9.83		$12.75	$11.81	$12.02	$12.01		$12.71	$9.45		$12.29	$11.42	$11.63	$11.66	$12.36
Income from Investment Operations:
Net investment income	0.09		0.33	0.08	0.10 [1]	0.56	[1,2]	0.14	0.04		0.24	(0.01)	0.03 [1]	0.48 [1,2]	0.04
Net realized and unrealized gain (loss) on investments	0.55		(2.07)	1.89	0.33	0.57	[2]	(0.11)	0.55		(2.00)	1.82	0.30	0.54 [2]	(0.11)
Total from investment operations	0.64		(1.74)	1.97	0.43	1.13		0.03	0.59		(1.76)	1.81	0.33	1.02	(0.07)
Less Distributions From:
Net investment income	(0.12)		(0.34)	(0.09)	(0.16)	(0.14)		(0.15)	(0.06)		(0.24)	–	(0.06)	(0.07)	(0.05)
Capital gains	–		(0.84)	(0.94)	(0.48)	(0.98)		(0.58)	–		(0.84)	(0.94)	(0.48)	(0.98)	(0.58)
Total distributions	(0.12)		(1.18)	(1.03)	(0.64)	(1.12)		(0.73)	(0.06)		(1.08)	(0.94)	(0.54)	(1.05)	(0.63)
Net increase (decrease) in net asset value	0.52		(2.92)	0.94	(0.21)	0.01		(0.70)	0.53		(2.84)	0.87	(0.21)	(0.03)	(0.70)
Net Asset Value at end of period	$10.35		$9.83	$12.75	$11.81	$12.02		$12.01	$9.98		$9.45	$12.29	$11.42	$11.63	$11.66
Total Return (%)[3]	6.61	[4]	(15.22)	17.33	3.59	10.93		0.06	6.24	[4]	(15.84)	16.39	2.88	10.11	(0.74)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$52,157		$48,969	$60,837	$56,089	$54,974		$51,274	$2,117		$2,283	$3,082	$2,655	$2,263	$2,160
Ratios of expenses to average net assets (%)	0.70	[5]	0.71	0.71	0.70	0.70		0.70	1.47	[5]	1.46	1.46	1.45	1.45	1.45
Ratio of net investment income to average net assets (%)	1.82	[5]	2.89	0.62	0.78	4.77	[2]	1.08	1.11	[5]	2.23	(0.14)	(0.01)	4.15 [2]	0.32
Portfolio turnover (%)[6]	40	[4]	99	84	105	79		71	40	[4]	99	84	105	79	71

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain(loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.15, $0.98, and 1.25%, respectively, for the class A Shares and $0.07, $0.95, and 0.50%, respectively, for the class C shares.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

47

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	TAX-FREE VIRGINIA FUND
	(unaudited)		CLASS Y
	Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$10.33		$11.71	$11.89	$11.71	$11.08	$11.49
Income from Investment Operations:
Net investment income	0.09		0.18	0.19	0.20 [1]	0.23 [1]	0.24
Net realized and unrealized gain (loss) on investments	0.42		(1.34)	(0.17)	0.18	0.63	(0.41)
Total from investment operations	0.51		(1.16)	0.02	0.38	0.86	(0.17)
Less Distributions From:
Net investment income	(0.09)		(0.18)	(0.19)	(0.20)	(0.23)	(0.24)
Capital gains	–		(0.04)	(0.01)	–	–	–
Total distributions	(0.09)		(0.22)	(0.20)	(0.20)	(0.23)	(0.24)
Net increase (decrease) in net asset value	0.42		(1.38)	(0.18)	0.18	0.63	(0.41)
Net Asset Value at end of period	$10.75		$10.33	$11.71	$11.89	$11.71	$11.08
Total Return (%)[2]	4.98	[3]	(10.01)	0.10	3.24	7.78	(1.52)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$18,364		$17,746	$20,620	$21,572	$22,225	$20,868
Ratios of expenses to average net assets (%)	0.87	[4]	0.86	0.86	0.85	0.85	0.85
Ratio of net investment income to average net assets (%)	1.79	[4]	1.65	1.57	1.66	1.96	2.09
Portfolio turnover (%)[5]	9	[3]	17	10	7	22	26

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	TAX-FREE NATIONAL FUND
	(unaudited)		CLASS Y
	Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$9.73		$10.98	$11.08	$10.96	$10.41	$10.85
Income from Investment Operations:
Net investment income	0.10		0.18	0.18	0.21 [1]	0.24 [1]	0.24
Net realized and unrealized gain (loss) on investments	0.40		(1.15)	(0.10)	0.15	0.61	(0.41)
Total from investment operations	0.50		(0.97)	0.08	0.36	0.85	(0.17)
Less Distributions From:
Net investment income	(0.10)		(0.18)	(0.18)	(0.21)	(0.24)	(0.24)
Capital gains	(0.07)		(0.10)	–	(0.03)	(0.06)	(0.03)
Total distributions	(0.17)		(0.28)	(0.18)	(0.24)	(0.30)	(0.27)
Net increase (decrease) in net asset value	0.33		(1.25)	(0.10)	0.12	0.55	(0.44)
Net Asset Value at end of period	$10.06		$9.73	$10.98	$11.08	$10.96	$10.41
Total Return (%)[2]	5.13	[3]	(8.98)	0.75	3.36	8.20	(1.56)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$17,997		$17,621	$22,331	$23,377	$23,807	$23,325
Ratios of expenses to average net assets (%)	0.77	[4]	0.76	0.76	0.75	0.75	0.75
Ratio of net investment income to average net assets (%)	1.99	[4]	1.74	1.65	1.91	2.19	2.25
Portfolio turnover (%)[5]	10	[3]	10	18	13	26	31

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

48

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	HIGH QUALITY BOND FUND
			CLASS Y					CLASS I
	(unaudited)							(unaudited)		Period Ended
	Six-Months		Year Ended October 31,					Six-Months		October 31,
	Ended 4/30/23		2022	2021	2020	2019	2018	Ended 4/30/23		2022*
Net Asset Value at beginning of period	$9.99		$11.15	$11.42	$11.11	$10.64	$10.93	$10.05		$10.84
Income from Investment Operations:
Net investment income	0.08		0.13	0.10	0.13 [1]	0.21 [1]	0.18	0.08		0.09
Net realized and unrealized gain (loss) on investments	0.31		(1.11)	(0.24)	0.32	0.47	(0.30)	0.33		(0.79)
Total from investment operations	0.39		(0.98)	(0.14)	0.45	0.68	(0.12)	0.41		(0.70)
Less Distributions From:
Net investment income	(0.07)		(0.12)	(0.10)	(0.14)	(0.21)	(0.17)	(0.08)		(0.09)
Capital gains	–		(0.06)	(0.03)	–	–	–	–		–
Total distributions	(0.07)		(0.18)	(0.13)	(0.14)	(0.21)	(0.17)	(0.08)		(0.09)
Net increase (decrease) in net asset value	0.32		(1.16)	(0.27)	0.31	0.47	(0.29)	0.33		(0.79)
Net Asset Value at end of period	$10.31		$9.99	$11.15	$11.42	$11.11	$10.64	$10.38		$10.05
Total Return (%)[2]	3.93	[3]	(8.88)	(1.21)	4.08	6.43	(1.09)	4.05	[3]	(6.44)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$70,316		$61,707	$115,682	$184,881	$90,407	$89,253	$18,99	[7]	$15,078
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.51	[4]	0.50	0.50	0.49	0.49	0.49	0.41	[4]	0.41 [4]
After reimbursement of expenses by Adviser (%)	0.51	[4]	0.46	0.40	0.46	0.49	0.49	0.41	[4]	0.41 [4]
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	1.59	[4]	1.04	0.76	1.17	1.88	1.64	1.69	[4]	1.32 [4]
After reimbursement of expenses by Adviser (%)	1.59	[4]	1.07	0.86	1.20	1.88	1.64	1.69	[4]	1.32 [4]
Portfolio turnover (%)[5]	20	[3]	23	13	21	20	31	20	[3]	23 [3]

*	Class I shares commenced operations effective March 1, 2022.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

49

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	CORE BOND FUND
	(unaudited)		CLASS A					(unaudited)		CLASS Y
	Six-Months		Year Ended October 31,					Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020	2019	2018	Ended 4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$8.65		$10.45	$10.78	$10.28	$9.55	$10.03	$8.60		$10.39	$10.71	$10.25	$9.52	$9.99
Income from Investment Operations:
Net investment income (loss)	0.11		0.16	0.14	0.18 [1]	0.24 [1]	0.21	0.11		0.13	(0.02)	0.20 [1]	0.25 [1]	0.24
Net realized and unrealized gain (loss) on investments	0.42		(1.75)	(0.12)	0.53	0.74	(0.46)	0.43		(1.69)	0.10	0.52	0.75	(0.45)
Total from investment operations	0.53		(1.59)	0.02	0.71	0.98	(0.25)	0.54		(1.56)	0.08	0.72	1.00	(0.21)
Less Distributions From:
Net investment income	(0.10)		(0.15)	(0.14)	(0.19)	(0.25)	(0.23)	(0.11)		(0.17)	(0.19)	(0.24)	(0.27)	(0.26)
Capital gains	–		(0.06)	(0.21)	(0.02)	–	(0.00)[2]	–		(0.06)	(0.21)	(0.02)	–	(0.00)[2]
Total distributions	(0.10)		(0.21)	(0.35)	(0.21)	(0.25)	(0.23)	(0.11)		(0.23)	(0.40)	(0.26)	(0.27)	(0.26)
Net increase (decrease) in net asset value	0.43		(1.80)	(0.33)	0.50	0.73	(0.48)	0.43		(1.79)	(0.32)	0.46	0.73	(0.47)
Net Asset Value at end of period	$9.08		$8.65	$10.45	$10.78	$10.28	$9.55	$9.03		$8.60	$10.39	$10.71	$10.25	$9.52
Total Return (%)[3]	6.18	[4]	(15.47)	0.21	7.00	10.37	(2.45)	6.35	[4]	(15.25)	0.73	7.13	10.67	(2.12)
Ratios/Supplemental Data:
Net Assets at end of period (in 000‘s)	$33,428		$32,990	$43,577	$47,304	$28,902	$29,605	$7,107		$6,954	$10,783	$102,811	$121,000	$138,186
Ratios of expenses to average net assets (%)	0.85	[5]	0.85	0.87	0.90	0.90	0.90	0.61	[5]	0.60	0.65	0.65	0.65	0.65
Ratio of net investment income to average net assets (%)	2.39	[5]	1.57	1.31	1.78	2.35	2.20	2.63	[5]	1.80	1.65	2.03	2.60	2.44
Portfolio turnover (%)[6]	17	[4]	21	30	61	36	26	17	[4]	21	30	61	36	26

	CLASS I					CLASS R6
	(unaudited)		Year Ended	Period Ended
	Six-Months		October 31,	October 31,		Year Ended		Period Ended
	Ended 4/30/23		2022	2021*		April 30, 2023		April 30, 2022**

Net Asset Value at beginning of period	$8.56		$10.36	$10.39		$8.56		$9.90
Income from Investment Operations:
Net investment income	0.12		0.17	0.11		0.12		0.13
Net realized and unrealized gain (loss) on investments	0.43		(1.72)	(0.02)		0.42		(1.33)
Total from investment operations	0.55		(1.55)	0.09		0.54		(1.20)
Less Distributions From:
Net Investment Income	(0.12)		(0.19)	(0.12)		(0.12)		(0.14)
Capital gains	–		(0.06)	–		–		–
Total distributions	(0.12)		(0.25)	(0.12)		(0.12)		(0.14)
Net increase (decrease) in net asset value	0.43		(1.80)	(0.03)		0.42		(1.34)
Net Asset Value at end of period	$8.99		$8.56	$10.36		$8.98		$8.56
Total Return (%)[3]	6.43	[4]	(15.20)	0.88	[4]	6.36	[4]	(12.22)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$55,966		$45,963	$133,692		$100,582		$93,641
Ratios of expenses to average net assets (%)	0.50	[5]	0.50	0.50	[5]	0.43	[5]	0.42 [5]
Ratio of net investment income to average net assets (%)	2.74	[5]	1.77	1.57	[5]	2.82	[5]	2.20 [5]
Portfolio turnover (%)[6]	17	[4]	21	30	[4]	17	[4]	21 [4]

*	Class I shares commenced operations effective March 1, 2021.
**	Class R6 shares commenced operations effective March 1, 2022.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Amounts represent less than $(0.005) per share.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

50

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	DIVERSIFIED INCOME FUND
	(unaudited)		CLASS A					(unaudited)		CLASS C
	Six-Months		Year Ended October 31,					Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020	2019	2018	Ended 4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$15.06		$18.42	$15.52	$16.37	$15.98	$15.93	$15.21		$18.58	$15.65	$16.48	$16.07	$16.03
Income from Investment Operations:
Net investment income	0.16		0.27	0.23	0.26 [1]	0.28 [1]	0.28	0.11		0.14	0.09	0.15 [1]	0.16 [1]	0.16
Net realized and unrealized gain (loss) on investments	0.24		(1.54)	3.11	(0.04)	1.64	0.30	0.24		(1.55)	3.14	(0.03)	1.66	0.29
Total from investment operations	0.40		(1.27)	3.34	0.22	1.92	0.58	0.35		(1.41)	3.23	0.12	1.82	0.45
Less Distributions From:
Net investment income	(0.15)		(0.28)	(0.24)	(0.27)	(0.29)	(0.29)	(0.10)		(0.15)	(0.10)	(0.15)	(0.17)	(0.17)
Capital gains	(0.89)		(1.81)	(0.20)	(0.80)	(1.24)	(0.24)	(0.89)		(1.81)	(0.20)	(0.80)	(1.24)	(0.24)
Total distributions	(1.04)		(2.09)	(0.44)	(1.07)	(1.53)	(0.53)	(0.99)		(1.96)	(0.30)	(0.95)	(1.41)	(0.41)
Net increase (decrease) in net asset value	(0.64)		(3.36)	2.90	(0.85)	0.39	0.05	(0.64)		(3.37)	2.93	(0.83)	0.41	0.04
Net Asset Value at end of period	$14.42		$15.06	$18.42	$15.52	$16.37	$15.98	$14.57		$15.21	$18.58	$15.65	$16.48	$16.07
Total Return (%)[2]	2.64	[3]	(7.92)	21.74	1.27	13.51	3.63	2.25	[3]	(8.62)	20.82	0.62	12.72	2.77
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$133,756		$136,578	$158,336	$134,213	$139,683	$131,127	$22,735		$22,524	$20,812	$16,888	$16,090	$14,647
Ratios of expenses to average net assets (%)	1.11	[4]	1.11	1.11	1.10	1.10	1.10	1.86	[4]	1.86	1.85	1.85	1.84	1.85
Ratio of net investment income to average net assets (%)	2.10	[4]	1.61	1.27	1.66	1.80	1.72	1.36	[4]	0.88	0.52	0.91	1.05	0.97
Portfolio turnover (%)[5]	19	[3]	32	34	31	34	27	19	[3]	32	34	31	34	27

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

51

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	COVERED CALL & EQUITY INCOME FUND
	(unaudited)		CLASS A					(unaudited)		CLASS C
	Six-Months		Year Ended October 31,					Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020	2019	2018	Ended 4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$9.19		$9.60	$7.80	$7.84	$8.52	$8.88	$8.27		$8.74	$7.19	$7.31	$8.04	$8.47
Income from Investment Operations:
Net investment income (loss)	0.13		0.05	0.02	(0.09)[1]	0.03 [1]	0.06	0.33		0.05	(0.08)	(0.18)[1]	(0.05)[1]	(0.10)
Net realized and unrealized gain on investments	0.70		0.17	2.37	0.60	0.05	0.30	0.39		0.10	2.21	0.60	0.07	0.38
Total from investment operations	0.83		0.22	2.39	0.51	0.08	0.36	0.72		0.15	2.13	0.42	0.02	0.28
Less Distributions From:
Net investment income	(0.38)		(0.43)	(0.43)	(0.39)	(0.44)	(0.43)	(0.37)		(0.42)	(0.42)	(0.38)	(0.43)	(0.42)
Capital gains	–		(0.20)	(0.16)	(0.16)	(0.32)	(0.29)	–		(0.20)	(0.16)	(0.16)	(0.32)	(0.29)
Total distributions	(0.38)		(0.63)	(0.59)	(0.55)	(0.76)	(0.72)	(0.37)		(0.62)	(0.58)	(0.54)	(0.75)	(0.71)
Net increase (decrease) in net asset value	0.45		(0.41)	1.80	(0.04)	(0.68)	(0.36)	0.35		(0.47)	1.55	(0.12)	(0.73)	(0.43)
Net Asset Value at end of period	$9.64		$9.19	$9.60	$7.80	$7.84	$8.52	$8.62		$8.27	$8.74	$7.19	$7.31	$8.04
Total Return (%)[2]	9.28	[3]	2.50	31.18	7.10	1.46	3.96	8.88	[3]	1.92	30.17	6.31	0.68	3.21
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$17,726		$14,044	$14,811	$11,996	$13,748	$16,035	$11,972		$8,365	$8,336	$7,156	$8,191	$9,638
Ratios of expenses to average net assets (%)	1.26	[4]	1.26	1.26	1.25	1.25	1.25	2.01	[4]	2.01	2.01	2.01	2.00	2.00
Ratio of net investment income to average net assets (%)	1.27	[4]	0.57	0.09	0.70	1.05	0.47	0.52	[4]	(0.18)	(0.66)	(0.05)	0.29	(0.28)
Portfolio turnover (%)[5]	46	[3]	99	162	108	116	130	46	[3]	99	162	108	116	130

	CLASS Y							CLASS I			CLASS R6
			Year Ended October 31,							Year
	(unaudited)							(unaudited)		Ended	(unaudited)		Year Ended October 31,
	Six-Months							Six-Months		October	Six-Months
	Ended							Ended		31,	Ended
	4/30/23		2022	2021	2020	2019	2018	4/30/23		2022*	4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$9.57		$9.95	$8.05	$8.06	$8.73	$9.06	$9.57		$9.79	$9.74		$10.12	$8.17	$8.16	$8.81	$9.13
Income from Investment Operations:
Net investment income (loss)	0.05		(0.21)	0.04	(0.39)[1]	0.12 [1]	0.10	0.14		0.38	0.06		0.04	0.17	(0.45)[1]	0.18 [1]	0.06
Net realized and unrealized gain (loss) on investments	0.84		0.46	2.45	0.94	(0.02)	0.29	0.75		(0.18)	0.85		0.23	2.37	1.02	(0.06)	0.34
Total from investment operations	0.89		0.25	2.49	0.55	0.10	0.39	0.89		0.20	0.91		0.27	2.54	0.57	0.12	0.40
Less Distributions From:
Net investment income	(0.39)		(0.43)	(0.43)	(0.40)	(0.45)	(0.43)	(0.39)		(0.42)	(0.39)		(0.45)	(0.43)	(0.40)	(0.45)	(0.43)
Capital gains	–		(0.20)	(0.16)	(0.16)	(0.32)	(0.29)	–		–	–		(0.20)	(0.16)	(0.16)	(0.32)	(0.29)
Total distributions	(0.39)		(0.63)	(0.59)	(0.56)	(0.77)	(0.72)	(0.39)		(0.42)	(0.39)		(0.65)	(0.59)	(0.56)	(0.77)	(0.72)
Net increase (decrease) in net asset value	0.50		(0.38)	1.90	(0.01)	(0.67)	(0.33)	0.50		(0.22)	0.52		(0.38)	1.95	0.01	(0.65)	(0.32)
Net Asset Value at end of period	$10.07		$9.57	$9.95	$8.05	$8.06	$8.73	$10.07		$9.57	$10.26		$9.74	$10.12	$8.17	$8.16	$8.81
Total Return (%)[2]	9.50	[3]	2.78	31.54	7.34	1.60	4.29	9.51	[3]	2.22	9.583		2.89	31.69	7.51	1.82	4.37
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$52,988		$36,964	$66,982	$59,966	$102,018	$106,576	$129,746		$75,060	$2,226		$765	$544	$1,439	$2,385	$2,388
Ratios of expenses to average net assets (%)	1.01	[4]	1.01	1.01	1.01	1.00	1.00	0.96	[4]	0.96 [4]	0.88	[4]	0.88	0.88	0.87	0.87	0.87
Ratio of net investment income to average net assets (%)	1.52	[4]	0.84	0.34	0.98	1.28	0.73	1.54	[4]	1.06 [4]	1.58	[4]	0.95	0.60	1.10	1.41	0.85
Portfolio turnover (%)[5]	46	[3]	99	162	108	116	130	46	[3]	99 [3]	46	[3]	99	162	108	116	130

*	Class I shares commenced operations effective March 1, 2022.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

52

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	DIVIDEND INCOME FUND
	CLASS A*								CLASS Y
	(unaudited)				Period Ended		(unaudited)
	Six-Months		Year Ended October 31,		October 31,		Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020*		Ended 4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$29.27		$34.13	$26.10	$25.17		$29.29		$34.19	$26.14	$27.65	$27.01	$26.18
Income from Investment Operations:
Net investment income	0.30		0.52	0.39	0.16	[1]	0.34		0.60	0.50	0.51 [1]	0.46 [1]	0.47
Net realized and unrealized gain (loss) on investments	0.07		(1.73)	8.06	0.98		0.05		(1.73)	8.03	(0.88)	3.12	1.42
Total from investment operations	0.37		(1.21)	8.45	1.14		0.39		(1.13)	8.53	(0.37)	3.58	1.89
Less Distributions From:
Net investment income	(0.32)		(0.44)	(0.42)	(0.21)		(0.35)		(0.56)	(0.48)	(0.45)	(0.43)	(0.47)
Capital gains	(2.01)		(3.21)	–	–		(2.01)		(3.21)	–	(0.69)	(2.51)	(0.59)
Total distributions	(2.33)		(3.65)	(0.42)	(0.21)		(2.36)		(3.77)	(0.48)	(1.14)	(2.94)	(1.06)
Net Increase (decrease) in net asset value	(1.96)		(4.86)	8.03	0.93		(1.97)		(4.90)	8.05	(1.51)	0.64	0.83
Net Asset Value at end of period	$27.31		$29.27	$34.13	$26.10		$27.32		$29.29	$34.19	$26.14	$27.65	$27.01
Total Return (%)[2]	1.14	[3]	(4.23)	32.52	4.53	[3]	1.23	[3]	(3.98)	32.81	(1.42)	15.48	7.35
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$54,515		$55,902	$62,716	$51,207		$138,864		$165,998	$188,287	$171,733	$220,725	$111,457
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.16	[4]	1.16	1.16	1.17	[4]	0.92	[4]	0.91	0.91	1.02	1.10	1.10
After reimbursement of expenses by Adviser (%).	1.16	[4]	1.16	1.16	1.17	[4]	0.92	[4]	0.91	0.91	0.93	0.95	0.95
Ratio of net investment income (loss) to average net assets
Before reimbursement of expenses by Adviser (%)	2.03	[4]	1.64	1.25	1.09	[4]	2.28	[4]	1.89	1.50	1.72	1.64	1.60
After reimbursement and waiver of expenses by Adviser (%)	2.03	[4]	1.64	1.25	1.09	[4]	2.28	[4]	1.89	1.50	1.81	1.79	1.75
Portfolio turnover (%)[5]	14	[3]	33	31	33	[3]	14	[3]	33	31	33	28	32

	CLASS I						CLASS R6
	(unaudited)				Period Ended		(unaudited)		Year Ended
	Six-Months		Year Ended October 31,		October 31,		Six-Months		October 31,
	Ended 4/30/23		2022	2021	2020**		Ended 4/30/23		2022***
Net Asset Value at beginning of period	$29.27		$34.20	$26.14	$27.19		$29.28		$31.05
Income from Investment Operations:
Net investment income	0.36		0.63	0.52	0.06	[1]	0.33		0.39
Net realized and unrealized gain (loss) on investments	0.06		(1.73)	8.05	(1.02)		0.09		(1.72)
Total from investment operations	0.42		(1.10)	8.57	(0.96)		0.42		(1.33)
Less Distributions From:
Net investment income	(0.37)		(0.62)	(0.51)	(0.09)		(0.38)		(0.44)
Capital gains	(2.01)		(3.21)	–	–		(2.01)		–
Total distributions	(2.38)		(3.83)	(0.51)	(0.09)		(2.39)		(0.44)
Net Increase (decrease) in net asset value	(1.96)		(4.93)	8.06	(1.05)		(1.97)		(1.77)
Net Asset Value at end of period	$27.31		$29.27	$34.20	$26.14		$27.31		$29.28
Total Return (%)[3]	1.32	[3]	(3.88)	32.95	(3.53)[3]		1.32	[3]	(4.25)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$43,531		$59,812	$72,215	$51,725		$16,380		$19,575
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.82	[4]	0.81	0.81	0.82	[4]	0.74	[4]	0.73 [4]
After reimbursement of expenses by Adviser (%).	0.82	[4]	0.81	0.81	0.82	[4]	0.74	[4]	0.73 [4]
Ratio of net investment income (loss) to average net assets (%)
Before reimbursement of expenses by Adviser (%)	2.39	[4]	2.02	1.60	1.55	[4]	2.46	[4]	2.03 [4]
After reimbursement and waiver of expenses by Adviser (%)	2.39	[4]	2.02	1.60	1.55	[4]	2.46	[4]	2.03 [4]
Portfolio turnover (%)[6]	14	[3]	33	31	33	[3]	14	[3]	33 [3]

*	Class A shares commenced operations effective June 1, 2020.
**	Class I shares commenced operations effective September 1, 2020.
***	Class R6 shares commenced operations effective March 1, 2022.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

53

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	INVESTORS FUND
	CLASS A							CLASS Y
	(unaudited)							(unaudited)
	Six-Months		Year Ended October 31,					Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020	2019	2018	Ended 4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$23.65		$28.72	$23.81	$23.76	$23.85	$23.22	$23.72		$28.78	$23.84	$23.83	$23.92	$23.29
Income from Investment Operations:
Net investment income [1] (loss)	0.00	[2]	(0.01)	(0.01)	0.04 [1]	0.06 [1]	0.05	0.03		0.05	0.12	0.141	0.121	0.11
Net realized and unrealized gain (loss) on investments	2.45		(2.92)	7.29	1.31	3.39	1.87	2.45		(2.93)	7.24	1.29	3.39	1.87
Total from investment operations	2.45		(2.93)	7.28	1.35	3.45	1.92	2.48		(2.88)	7.36	1.43	3.51	1.98
Less Distributions From:
Net investment income	–		–	–	–	(0.10)	(0.03)	(0.06)		(0.04)	(0.05)	(0.12)	(0.16)	(0.09)
Capital gains	(1.45)		(2.14)	(2.37)	(1.30)	(3.44)	(1.26)	(1.45)		(2.14)	(2.37)	(1.30)	(3.44)	(1.26)
Total distributions	(1.45)		(2.14)	(2.37)	(1.30)	(3.54)	(1.29)	(1.51)		(2.18)	(2.42)	(1.42)	(3.60)	(1.35)
Net increase (decrease) in net asset value	1.00		(5.07)	4.91	0.05	(0.09)	0.63	0.97		(5.06)	4.94	0.01	(0.09)	0.63
Net Asset Value at end of period	$24.65		$23.65	$28.72	$23.81	$23.76	$23.85	$24.69		$23.72	$28.78	$23.84	$23.83	$23.92
Total Return (%)[3]	10.91	[4]	(11.33)	32.37	5.75	18.37	8.50	11.02	[4]	(11.13)	32.72	6.06	18.63	8.75
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$94,281		$88,286	$108,515	$88,934	$86,476	$78,043	$94,511		$89,391	$112,166	$157,991	$244,443	$208,942
Ratios of expenses to average net
assets (%)	1.16	[5]	1.16	1.16	1.18	1.20	1.20	0.92	[5]	0.91	0.91	0.94	0.95	0.95
Ratio of net investment income to average net assets (%)	0.02	[5]	(0.05)	(0.03)	0.18	0.23	0.22	0.27	[5]	0.21	0.25	0.54	0.47	0.47
Portfolio turnover (%)[6]	15	[4]	18	17	41	23	40	15	[4]	18	17	41	23	40

	CLASS I						CLASS R6
	(unaudited)				Period Ended		(unaudited)
	Six-Months		Year Ended October 31,		October 31,		Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020*		Ended 4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$23.67		$28.75	$23.84	$24.51		$23.95		$29.09	$24.12	$24.06	$24.07	$23.44
Income from Investment Operations:
Net investment income	0.07		0.07	0.10	0.00	[1,2]	0.06		0.08	0.11	0.03 [1]	0.16 [1]	0.15
Net realized and unrealized gain (loss) on investments	2.42		(2.91)	7.28	(0.67)		2.46		(2.93)	7.37	1.45	3.43	1.88
Total from investment operations	2.49		(2.84)	7.38	(0.67)		2.52		(2.85)	7.48	1.48	3.59	2.03
Less Distributions From:
Net investment income	(0.11)		(0.10)	(0.10)	–		(0.14)		(0.15)	(0.14)	(0.12)	(0.16)	(0.14)
Capital gains	(1.45)		(2.14)	(2.37)	–		(1.45)		(2.14)	(2.37)	(1.30)	(3.44)	(1.26)
Total distributions	(1.56)		(2.24)	(2.47)	–		(1.59)		(2.29)	(2.51)	(1.42)	(3.60)	(1.40)
Net increase (decrease) in net asset value	0.93		(5.08)	4.91	(0.67)		0.93		(5.14)	4.97	0.06	(0.01)	0.63
Net Asset Value at end of period	$24.60		$23.67	$28.75	$23.84		$24.88		$23.95	$29.09	$24.12	$24.06	$24.07
Total Return (%)[3]	11.10	[4]	(11.03)	32.87	(2.73)[5]		11.15	[4]	(10.96)	32.96	6.21	18.88	8.90
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$88,599		$71,885	$104,617	$20,643		$58,182		$50,843	$84,331	$70,490	$8,063	$6,919
Ratios of expenses to average net assets (%)	0.82	[5]	0.81	0.81	0.82	[5]	0.74	[5]	0.73	0.73	0.74	0.77	0.77
Ratio of net investment income to average net assets (%)	0.35	[5]	0.31	0.30	0.02	[5]	0.44	[5]	0.41	0.39	0.26	0.65	0.64
Portfolio turnover (%)[6]	15	[4]	18	17	41	[4]	15	[4]	18	17	41	23	40

*	Class I shares commenced operations effective September 1, 2020.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Amounts represent less than $0.005 per share.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

54

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	SUSTAINABLE EQUITY FUND
	CLASS Y			CLASS I
	(unaudited)		Period Ended	(unaudited)		Period Ended
	Six-Months		October 31	Six-Months		October 31
	Ended 4/30/23		20221	Ended 4/30/23		20221
Net Asset Value at beginning of period	$8.21		$10.00	$8.22		$10.00
Income from Investment Operations:
Net investment loss	0.04		0.03	0.04		0.03
Net realized and unrealized gain (loss) on investments	0.43		(1.82)	0.43		(1.81)
Total from investment operations	0.47		(1.79)	0.47		(1.78)
Less Distributions From:
Net investment income	(0.04)		–	(0.05)		–
Total distributions	(0.04)		–	(0.05)		–
Net increase (decrease) in net asset value	0.43		(1.79)	0.42		(1.78)
Net Asset Value at end of period	$8.64		$8.21	$8.64		$8.22
Total Return (%)[2]	5.73	[3]	(17.90)[3]	5.71	[3]	(17.80)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$87		$82	$8,334		$9,198
Ratios of expenses to average net assets (%)	0.92	[4]	0.89 [4]	0.81	[4]	0.81	[4]
Ratio of net investment income to average net assets (%)	0.85	[4]	0.46 [4]	0.95	[4]	0.60	[4]
Portfolio turnover (%)[5]	16	[3]	12 [3]	16	[3]	12	3

[1]	The Sustainable Equity Fund was launched on December 31, 2021 and commenced operations effective January 3, 2022
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

55

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	MID CAP FUND
	CLASS A						CLASS Y
	(unaudited)						(unaudited)
	Six-Months	Year Ended October 31,					Six-Months		Year Ended October 31,
	Ended 4/30/23	2022	2021	2020	2019	2018	Ended 4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$11.68	$13.68	$10.26	$11.09	$9.77	$9.37	$12.58		$14.62	$10.89	$11.71	$10.23	$9.76
Income from Investment Operations:
Net investment loss	(0.02)	(0.09)	(0.07)	(0.08)[1]	(0.07)[1]	(0.06)	0.02		(0.03)	0.02	(0.03)[1]	(0.02)[1]	(0.01)
Net realized and unrealized gain (loss) on investments	0.80	(1.27)	3.91	(0.32)	2.07	0.81	0.85		(1.37)	4.13	(0.36)	2.18	0.83
Total from investment operations	0.78	(1.36)	3.84	(0.40)	2.00	0.75	0.87		(1.40)	4.15	(0.39)	2.16	0.82
Less Distributions From:
Net investment Income	–	–	–	–	–	–	–		(0.00)[2]	–	(0.00)[2]	–	–
Capital gains	(0.25)	(0.64)	(0.42)	(0.43)	(0.68)	(0.35)		(0.25)	(0.64)	(0.42)	(0.43)	(0.68)	(0.35)
Total distributions	(0.25)	(0.64)	(0.42)	(0.43)	(0.68)	(0.35)		(0.25)	(0.64)	(0.42)	(0.43)	(0.68)	(0.35)
Net increase (decrease) in net asset value	0.53	(2.00)	3.42	(0.83)	1.32	0.40	0.62		(2.04)	3.73	(0.82)	1.48	0.47
Net Asset Value at end of period	$12.21	$11.68	$13.68	$10.26	$11.09	$9.77	$13.20		$12.58	$14.62	$10.89	$11.71	$10.23
Total Return (%)[3]	6.75 [4]	(10.62)	38.24	(3.81)	22.65	8.15	6.98	[4]	(10.17)	38.89	(3.52)	23.27	8.55
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$65,700	$63,417	$76,625	$58,782	$66,250	$59,519	$262,047		$253,477	$263,892	$323,841	$463,768	$351,716
Ratios of expenses to average net assets (%)	1.40 [5]	1.40	1.39	1.40	1.40	1.40	0.95	[5]	0.95	0.95	0.97	0.98	0.98
Ratio of net investment income to average net assets (%)	(0.20)[5]	(0.59)	(0.50)	(0.64)	(0.59)	(0.51)	0.25	[5]	(0.14)	(0.04)	(0.20)	(0.18)	(0.09)
Portfolio turnover (%)[6]	9 [4]	24	24	24	25	27	9	[4]	24	24	24	25	27

	CLASS I					CLASS R6
	(unaudited)				Period Ended	(unaudited)
	Six-Months		Year Ended October 31,		October 31	Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020*	Ended 4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$12.60		$14.64	$10.90	$11.21	$12.94		$15.04	$11.19	$11.99	$10.44	$9.94
Income from Investment Operations:
Net investment income (loss)	0.02		0.002	(0.03)	(0.01)[1]	0.03		0.01	0.02	(0.02)[1]	(0.10)[1]	0.01
Net realized and unrealized gain (loss) on investments	0.86		(1.38)	4.19	(0.30)	0.88		(1.43)	4.27	(0.35)	2.33	0.84
Total from investment operations	0.88		(1.38)	4.16	(0.31)	0.91		(1.42)	4.29	(0.37)	2.23	0.85
Less Distributions From:
Net Investment Income	–		(0.02)	(0.00)[2]	–	–		(0.04)	(0.02)	(0.00)[2]	–	–
Capital gains	(0.25)		(0.64)	(0.42)	–	(0.25)		(0.64)	(0.42)	(0.43)	(0.68)	(0.35)
Total distributions	(0.25)		(0.66)	(0.42)	–	(0.25)		(0.68)	(0.44)	(0.43)	(0.68)	(0.35)
Net increase (decrease) in net asset value	0.63		(2.04)	3.74	(0.31)	0.66		(2.10)	3.85	(0.80)	1.55	0.50
Net Asset Value at end of period	$13.23		$12.60	$14.64	$10.90	$13.60		$12.94	$15.04	$11.19	$11.99	$10.44
Total Return (%)[3]	7.05	[4]	(10.08)	39.01	(2.77)[4]	7.10	[4]	(10.07)	39.20	(3.26)	23.49	8.71
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$308,343		$274,918	$286,235	$61,805	$97,497		$88,723	$105,878	$91,562	$55,417	$12,886
Ratios of expenses to average net assets (%)	0.85	[5]	0.85	0.85	0.86 [5]	0.77	[5]	0.77	0.77	0.77	0.76	0.77
Ratio of net investment income to average net assets (%)	0.34	[5]	(0.04)	(0.01)	(0.43)[5]	0.42	[5]	0.05	0.14	(0.03)	(0.06)	0.12
Portfolio turnover (%)[6]	9	[4]	24	24	24 [4]	9	[4]	24	24	24	25	27

*	Class I shares commenced operations effective September 1, 2020
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Amounts represent less than $0.005 per share.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

56

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	SMALL CAP FUND
	CLASS A								CLASS Y
	(unaudited)				Period		Inception		(unaudited)				Period
	Six-Months				Ended		to		Six-Months	Year Ended			Ended		Year Ended
	Ended	Year Ended October 31,			October 31		September		Ended	October 31,			October 31,		September 30,
	4/30/23	2022	2021	2020	2019[2]		30, 2019[1]		4/30/23	2022	2021	2020	2019[2]		2019	2018[4]
Net Asset Value at beginning of period	$9.22	$15.55	$11.04	$11.14	$10.82		$10.53		$9.35	$15.69	$11.11	$11.19	$10.87		$15.56	$15.03
Income from Investment Operations:
Net investment income (loss)	(0.01)	(0.05)	(0.09)	(0.02)[4]	(0.01)[4]		(0.01)[4]		(0.01)	(0.03)	(0.07)	0.023	(0.01)[4]		(0.04)[4]	(0.08)
Net realized and unrealized gain (loss) on investments	0.21	(2.81)	5.46	0.36	0.33		0.30		0.22	(2.84)	5.51	0.35	0.33		(1.39)	2.21
Total from investment operations	0.20	(2.86)	5.37	0.34	0.32		0.29		0.21	(2.87)	5.44	0.37	0.32		(1.43)	2.13
Less Distributions From:
Net investment income	–	–	–	–	–		–		–	(0.00)[4]	–	(0.01)	–		–	–
Capital gains	(0.48)	(3.47)	(0.86)	(0.44)	–		–		(0.48)	(3.47)	(0.86)	(0.44)	–		(3.26)	(1.60)
Total distribution	(0.48)	(3.47)	(0.86)	(0.44)	–		–		(0.48)	(3.47)	(0.86)	(0.45)	–		(3.26)	(1.60)
Net increase (decrease) in net asset value	(0.28)	(6.33)	4.51	(0.10)	0.32		0.29		(0.27)	(6.34)	4.58	(0.08)	0.32		(4.69)	0.53
Net Asset Value at end of period	$8.94	$9.22	$15.55	$11.04	$11.14		$10.82		$9.08	$9.35	$15.69	$11.11	$11.19		$10.87	$15.56
Total Return (%)[6]	2.41 [7]	(23.74)	50.17	3.02	2.96	[7]	2.75	[7]	2.49 [7]	(23.55)	50.50	3.27	2.94	[7]	(8.81)	15.29
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,435	$3,417	$4,847	$2,958	$3,457		$3,420		$157,217	$166,238	$253,625	$215,890	$263,527		$274,824	$543,961
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.34 [8]	1.35	1.39	1.51	1.50	[8]	1.50	[8]	1.11 [8]	1.10	1.15	1.26	1.25	[8]	1.29	1.21
After reimbursement of expenses by Adviser (%)	1.34 [8]	1.35	1.38	1.47	1.46	[8]	1.46	[8]	1.11 [8]	1.10	1.14	1.22	1.21	[8]	1.29	1.21
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	(0.37)[8]	(0.52)	(0.67)	(0.18)	(1.07)[8]		(1.28)[8]		(0.14)[8]	(0.27)	(0.42)	0.08	(0.82)[8]		(0.36)	(0.57)
After reimbursement of expenses by Adviser (%).	(0.37)[8]	(0.52)	(0.66)	(0.14)	(1.03)[8]		(1.24)[8]		(0.14)[8]	(0.27)	(0.40)	0.12	(0.78)[8]		(0.36)	(0.57)
Portfolio turnover (%)[9]	15 [7]	41	44	47	3		73		15 [7]	41	44	47	37		73	49

	CLASS I				CLASS R6
	(unaudited)	Year Ended	Year Ended		Year Ended		Year Ended
	Six-Months	October 31,	October 31,		April 30,		October 31,
	Ended 4/30/23	2022	2021*		2023		2022**
Net Asset Value at beginning of period	$9.36	$15.70	$14.41		$9.36		$11.30
Income from Investment Operations:
Net investment income (loss)	(0.00)[5]	(0.02)	(0.03)		(0.00)[5]		(0.00)[5]
Net realized and unrealized gain (loss) on investments	0.22	(2.83)	1.32		0.23		(1.94)
Total from investment operations	0.22	(2.85)	1.29		0.23		(1.94)
Less Distributions From:
Net investment income	–	(0.02)	–		–		–
Capital gains	(0.48)	(3.47)	–		(0.48)		–
Total distributions	(0.48)	(3.49)	–		(0.48)		–
Net increase (decrease) in net asset value	(0.26)	(6.34)	1.29		(0.25)		(1.94)
Net Asset Value at end of period	$9.10	$9.36	$15.70		$9.11		$9.36
Total Return (%)[6]	2.71 [7]	(23.52)	8.95	[7]	2.71	[7]	(17.17)[7]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$12,317	$13,863	$21,868		$210		$161
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.01 [8]	1.00	1.00	[8]	0.93	[8]	0.928
After reimbursement of expenses by Adviser (%).	1.01 [8]	1.00	1.00	[8]	0.93	[8]	0.928
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	(0.03)[8]	(0.16)	(0.36)	[8]	0.03	[8]	(0.06)[8]
After reimbursement of expenses by Adviser (%).	(0.03)[8]	(0.16)	(0.36)	[8]	0.03	[8]	(0.06)[8]
Portfolio turnover (%)[9]	15 [7]	41	447		15	[7]	41 [7]

*	Class I shares commenced operations effective March 1, 2021.
**	Class R6 shares commenced operations effective March 1, 2022.
[1]	For accounting purposes, the Small Cap Fund Class A is treated as having commenced investment operations on August 31, 2019.
[2]	Disclosure represents the period October 1, 2019 to October 31, 2019.
[3]	The financial highlights prior to August 31, 2019 are those of the Broadview Opportunity Fund, the accounting survivor of the reorganization of the Madison Small Cap Fund and Broadview Opportunity Fund. The net asset values and other per share information of the Broadview Opportunity Fund have been restated by the conversion ratio of 2.469195 for Class Y shares to reflect those of the legal survivor of the reorganization, the Madison Small Cap Fund.
4	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[5]	Amounts represent less than $ (0.005) per share.
[6]	Total return without applicable sales charge.
[7]	Not annualized.
[8]	Annualized.
[9]	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.

57

Madison Funds | April 30, 2023

Financial Highlights for a Share of Beneficial Interest Outstanding - continued

	INTERNATIONAL STOCK FUND
	CLASS A							CLASS Y
	(unaudited)							(unaudited)
	Six-Months		Year Ended October 31,					Six-Months		Year Ended October 31,
	Ended 4/30/23		2022	2021	2020	2019	2018	Ended 4/30/23		2022	2021	2020	2019	2018
Net Asset Value at beginning of period	$7.34		$13.67	$11.83	$13.53	$12.92	$14.00	$7.28		$13.64	$11.83	$13.57	$12.96	$14.04
Income from Investment Operations:
Net investment income (loss)	0.01		0.08	0.07	0.06 [1]	0.18 [1]	0.16	0.04		(1.21)	0.41	1.30 [1]	0.62 [1]	2.47
Net realized and unrealized gain (loss) on investments	1.56		(2.78)	2.35	(0.89)	0.99	(1.12)	1.53		(1.46)	2.05	(2.10)	0.58	(3.40)
Total from investment operations	1.57		(2.70)	2.42	(0.83)	1.17	(0.96)	1.57		(2.67)	2.46	(0.80)	1.20	(0.93)
Less Distributions From:
Net investment income	(0.02)		(0.07)	(0.06)	(0.19)	(0.19)	(0.12)	(0.04)		(0.13)	(0.13)	(0.26)	(0.22)	(0.15)
Capital gains	–		(3.56)	(0.52)	(0.68)	(0.37)	–	–		(3.56)	(0.52)	(0.68)	(0.37)	–
Total distributions	(0.02)		(3.63)	(0.58)	(0.87)	(0.56)	(0.12)	(0.04)		(3.69)	(0.65)	(0.94)	(0.59)	(0.15)
Net increase (decrease) in net asset value	1.55		(6.33)	1.84	(1.70)	0.61	(1.08)	1.53		(6.36)	1.81	(1.74)	0.61	(1.08)
Net Asset Value at end of period	$8.89		$7.34	$13.67	$11.83	$13.53	$12.92	$8.81		$7.28	$13.64	$11.83	$13.57	$12.96
Total Return (%)[2]	21.46	[3]	(26.52)	20.48	(6.78)	9.85	(6.94)	21.66	[3]	(26.39)	20.83	(6.58)	10.10	(6.72)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$12,898		$10,896	$16,375	$14,602	$17,209	$17,679	$800		$666	$888	$823	$1,310	$1,434
Ratios of expenses to average net assets (%)	1.61	[4]	1.61	1.61	1.60	1.60	1.60	1.36	[4]	1.36	1.36	1.36	1.35	1.35
Ratio of net investment income to average net assets (%)	0.30	[4]	0.30	0.53	0.50	1.42	1.14	0.57	[4]	0.55	0.79	0.73	1.67	1.12
Portfolio turnover (%)[5]	10	[3]	31	120	34	37	29	10	[3]	31	120	34	37	29

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

58

Madison Funds | April 30, 2023

Notes to the Financial Statements

1. ORGANIZATION

Madison Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. As of the date of this report, the Trust offers the following funds (individually, a “fund,” collectively, the “funds”), with the share classes listed:

Fund	Share Class(es) Offered[1]
Conservative Allocation[2]	Class A, Class C
Moderate Allocation[2]	Class A, Class C
Aggressive Allocation[2]	Class A, Class C
Tax-Free Virginia	Class Y
Tax-Free National	Class Y
High Quality Bond	Class Y, Class I
Core Bond	Class A, Class Y, Class I, Class R6
Diversified Income	Class A, Class C
Covered Call & Equity Income	Class A, Class C, Class Y, Class I, Class R6
Dividend Income	Class A, Class Y, Class I, Class R6
Investors	Class A, Class Y, Class I, Class R6
Sustainable Equity	Class Y, Class I
Mid Cap	Class A, Class Y, Class I, Class R6
Small Cap	Class A, Class Y, Class I, Class R6
International Stock	Class A, Class Y

[1]	As of the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated.
[2]	The Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds are collectively referred to herein as the “Allocation Funds”.

Each Class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each Class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses; is subject to its own sales charge, if any; and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that Class or other Class-specific matters.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”), the Fund’s investment adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time, on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

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Notes to the Financial Statements - continued

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Recently Issued Accounting Pronouncements:

In June 2022, the FASB issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Trust expects the ASU will not have a material impact on the Funds’ financial statements.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Share Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Foreign Currency Transactions: The fund’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.

Each fund, except the Tax-Free Virginia and Tax-Free National Funds, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments. The International Stock Fund had net realized gains of $534 related to foreign currency transactions.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund, except the Tax-Free Virginia and Tax-Free National Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The

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Notes to the Financial Statements - continued

funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. During the period ended April 30, 2023, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.

Cash Concentration: At times, the funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At April 30, 2023, there were no illiquid securities held in the funds.

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund may segregate cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2023, none of the funds had entered into such transactions.

Indemnifications: Under the funds’ organizational documents, the funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the funds enter into contracts that contain a variety of representations and provide general indemnifications. The funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.

3. Fair Value Measurements

Each fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended April 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of April 30, 2023, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of April 30, 2023, in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

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Fund[1]	Level 1	Level 2	Level 3	Value at 4/30/23
Conservative Allocation
Investment Companies	$48,074,729	$—	$—	$48,074,729
Short-Term Investments	2,100,471	—	—	2,100,471
	50,175,200	—	—	50,175,200

Moderate Allocation
Investment Companies	97,054,846	—	—	97,054,846
Short-Term Investments	6,238,897	—	—	6,238,897
	103,293,743	—	—	103,293,743

Aggressive Allocation
Investment Companies	50,873,147	—	—	50,873,147
Short-Term Investments	3,517,916	—	—	3,517,916
	54,391,063	—	—	54,391,063

Tax-Free Virginia
Municipal Bonds	—	18,003,261	—	18,003,261

Tax-Free National
Municipal Bonds	—	17,596,047	—	17,596,047

High Quality Bond
Corporate Notes and Bonds	—	31,994,157	—	31,994,157
U.S. Government and Agency Obligations	—	55,688,699	—	55,688,699
Short-Term Investments	4,952,471	—	—	4,952,471
	4,952,471	87,682,856	—	92,635,327

Core Bond
Asset Backed Securities	—	9,875,468	—	9,875,468
Collateralized Mortgage Obligations	—	9,812,312	—	9,812,312
Commercial Mortgage-Backed Securities	—	6,716,923	—	6,716,923
Corporate Notes and Bonds	—	55,805,104	—	55,805,104
Foreign Corporate Bonds	—	5,582,273	—	5,582,273
Mortgage Backed Securities	—	49,207,190	—	49,207,190
U.S. Government and Agency Obligations	—	57,612,558	—	57,612,558
Short-Term Investments	2,352,409	—	—	2,352,409
	2,352,409	194,611,828	—	196,964,237

Diversified Income
Common Stocks	102,023,927	—	—	102,023,927
Asset Backed Securities	—	1,785,661	—	1,785,661
Collateralized Mortgage Obligations	—	2,290,675	—	2,290,675
Commercial Mortgage-Backed Securities	—	1,346,923	—	1,346,923
Corporate Notes and Bonds	—	13,820,883	—	13,820,883
Foreign Corporate Bonds	—	1,345,690		1,345,690
Long Term Municipal Bonds	—	579,555	—	579,555
Mortgage Backed Securities	—	14,861,260	—	14,861,260
U.S. Government and Agency Obligations	—	15,492,188	—	15,492,188
Short-Term Investments	3,097,845	—	—	3,097,845
	105,121,772	51,522,835	—	156,644,607

Covered Call & Equity Income
Assets:
Common Stocks	160,949,655	—	—	160,949,655
Exchange Traded Funds	3,358,000	—	—	3,358,000
Short-Term Investments	53,662,073			53,662,073
Options Purchased	528,900			528,900
	218,498,628	—	—	218,498,628

Liabilities:
Options Written	(3,261,090)	—	—	(3,261,090)

Dividend Income
Common Stocks	250,527,824	—	—	250,527,824
Short-Term Investments	2,473,934	—	—	2,473,934
	253,001,758	—	—	253,001,758

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Fund[1]	Level 1	Level 2	Level 3	Value at 4/30/23
Investors
Common Stocks	$326,105,410	$—	$—	$326,105,410
Short-Term Investments	9,068,817	—	—	9,068,817
	335,174,227	—	—	335,174,227

Sustainable Equity
Common Stocks	8,034,492	—	—	8,034,492
Short-Term Investments	382,542	—	—	382,542
	8,417,034	—	—	8,417,034

Mid Cap
Common Stocks	679,554,452	—	—	679,554,452
Short-Term Investments	54,618,529	—	—	54,618,529
	734,172,981	—	—	734,172,981

Small Cap
Common Stocks	165,337,363	—	—	165,337,363
Short-Term Investments	9,587,973	—	—	9,587,973
	174,925,336			174,925,336

International Stock
Common Stocks
Australia	239,479	—	—	239,479
Brazil	319,737	—	—	319,737
Canada	768,563	—	—	768,563
China	975,295	—	—	975,295
Denmark	267,420	—	—	267,420
France	1,323,913	—	—	1,323,913
Germany	1,553,440	—	—	1,553,440
Hong Kong	243,799	—	—	243,799
India	1,024,554	—	—	1,024,554
Ireland	301,039	—	—	301,039
Israel	152,137	—	—	152,137
Italy	189,475	—	—	189,475
Japan	2,052,083	—	—	2,052,083
Mexico	507,318	—	—	507,318
Netherlands	519,369	—	—	519,369
Norway	155,979	—	—	155,979
Singapore	387,849	—	—	387,849
Switzerland	778,438	—	—	778,438
Taiwan	167,420	—	—	167,420
United Kingdom	1,408,303	—	—	1,408,303
Short-Term Investments	606,813	—	—	606,813
	13,942,423	—	—	13,942,423

[1]

See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

4. Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations. As of April 30, 2023 the Covered Call & Equity Income Fund has not offset any of the positions and the positions are presented gross on the Statements of Assets and Liabilities.

The following table presents the types of derivatives in the fund by location and as presented on the Statements of Assets and Liabilities as of April 30, 2023.

	Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Asset Derivatives		Liability Derivatives
Fund	Underlying Risk	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Covered Call & Equity Income	Equity	Options purchased	$528,900	Options written	$(3,261,090)

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The following table presents the effect of derivative instruments on the Statements of Operations for the period ended April 30, 2023.

			Realized Gain	Change in Unrealized Appreciation
Fund	Underlying Risk	Statement of Operations	(Loss) on Derivatives	(Depreciation) on Derivatives
Covered Call & Equity Income	Equity	Option Purchased	$(2,110,240)	$(806,285)
	Equity	Option Written	6,172,405	1,894,438
Total			$4,062,165	$1,088,153

The average volume (based on the open positions at each month-end) of derivative activity during the period ended April 30, 2023.

	Options Purchased Contracts(1)	Options Written Contracts(1)
Covered Call & Equity Income	124	(7,871)

(1)	Numbers of Contracts

There is no impact on the financial statement of the other funds as they did not hold derivative investments during the period ended April 30, 2023.

5. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the funds, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust, Madison is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows as of April 30, 2023:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.20%	Covered Call & Equity Income	0.85%
Moderate Allocation	0.20%	Dividend Income[1]	0.70%
Aggressive Allocation	0.20%	Investors[1]	0.70%
Tax-Free Virginia	0.50%	Sustainable Equity[1]	0.70%
Tax-Free National	0.40%	Mid Cap[1]	0.75%
High Quality Bond	0.30%	Small Cap[1]	0.89%
Core Bond[1]	0.39%	International Stock[1]	1.05%
Diversified Income[1]	0.65%

[1]	The fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

Administrative Services Agreement. In addition to the management fee, the Investment Adviser is entitled to receive an administrative services fee from each fund pursuant to the terms of a separate Administrative Services Agreement. Under this fee agreement, the Investment Adviser provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund.

During the period April 30, 2023, the funds and their respective share classes were charged the following fees under the Administrative Services Agreement:

Fund	Class A	Class C	Class Y	Class I	Class R6
Conservative Allocation	0.25%	0.25%	N/A	N/A	N/A
Moderate Allocation	0.25%	0.25%	N/A	N/A	N/A
Aggressive Allocation	0.25%	0.25%	N/A	N/A	N/A
Tax-Free Virginia	N/A	N/A	0.35%	N/A	N/A
Tax-Free National	N/A	N/A	0.35%	N/A	N/A
High Quality Bond	N/A	N/A	0.19%	0.10%	N/A
Core Bond	0.20%	N/A	0.20%	0.10%	0.02%
Diversified Income	0.20%	0.20%	N/A	N/A	N/A
Covered Call & Equity Income	0.15%	0.15%	0.15%	0.10%	0.02%
Dividend Income	0.20%	N/A	0.20%	0.10%	0.02%
Investors	0.20%	N/A	0.20%	0.10%	0.02%
Sustainable Equity	N/A	N/A	0.20%	0.10%	N/A
Mid Cap	0.40%	N/A	0.20%	0.10%	0.02%
Small Cap	0.20%	N/A	0.20%	0.10%	0.02%
International Stock	0.30%	N/A	0.30%	N/A	N/A

Expenses that are not included under this fee agreement are paid directly by the funds. See “Other Expenses”.

The Investment Adviser may from time to time, contractually or voluntarily, agree to waive a portion of it’s the administrative services fees and/or reimburse each fund’s operating expenses to ensure that each fund’s operating expenses do not exceed the expense limitation listed below. Contractual fee agreements may by modified or terminated at any time or for any reason, but only with fund Board approval. Any fees waived will not be subject to later recoupment by Madison.

During the period ended April 30, 2023, the Investment Adviser did not waive Administrative Services fees for any of the funds.

Shareholder Service and Distribution Plans (Rule 12b-1). The Trust has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the 1940 Act. These plans permit the applicable share classes to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below:

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Shareholder Service Fees (Class A and C shares). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A and C shares of each of the funds. Under the terms of these plans, each fund pays MFD Distributor, LLC (“MFD”) a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.

Distribution Fees (C shares only). Distribution plans have been adopted pursuant to Rule 12b-1 under 1940 Act for Class C shares of each of the funds. Under the terms of each plan, each fund pays its principal distributor, MFD, a fee equal to 0.75% of the average daily net assets attributable to Class C shares of that fund. MFD may use this fee to cover its distribution-related expenses (including commissions paid to broker/dealers for selling Class C shares) or distribution-related expenses of dealers. This fee increases the cost of investment in the Class C shares of a fund and, over time, may cost more than paying the initial sales charge for Class A shares.

The Shareholder Servicing & Distribution Fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows:

	Shareholder Servicing Fee		Distribution Fee	Total Shareholder Servicing and Distribution Fees (Rule 12b-1)
Fund	Class A	Class C	Class C	Class A	Class C
Conservative Allocation	0.25%	0.25%	0.75%	0.25%	1.00%
Moderate Allocation	0.25%	0.25%	0.75%	0.25%	1.00%
Aggressive Allocation	0.25%	0.25%	0.75%	0.25%	1.00%
Tax-Free Virginia	N/A	N/A	N/A	N/A	N/A
Tax-Free National	N/A	N/A	N/A	N/A	N/A
High Quality Bond	N/A	N/A	N/A	N/A	N/A
Core Bond	0.25%	N/A	N/A	0.25%	N/A
Diversified Income	0.25%	0.25%	0.75%	0.25%	1.00%
Covered Call & Equity Income	0.25%	0.25%	0.75%	0.25%	1.00%
Dividend Income	0.25%	N/A	N/A	0.25%	N/A
Investors	0.25%	N/A	N/A	0.25%	N/A
Sustainable Equity	N/A	N/A	N/A	N/A	N/A
Mid Cap	0.25%	N/A	N/A	0.25%	N/A
Small Cap	0.25%	N/A	N/A	0.25%	N/A
International Stock	0.25%	N/A	N/A	0.25%	N/A

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. For the period April 30, 2023, no fees were waived. MFD does not have the right to recoup waived fees

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. Rather, they are deducted from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A and C shares), as applicable. MFD, in turn, uses a portion of these fees to pay financial advisors who sell fund shares, as disclosed in the prospectus. The sales charges and CDSC collected and retained for the period ended April 30, 2023, were as follows:

	Amount Collected			Amount Retained
Fund	Class A	Class B1	Class C	Class A	Class B1	Class C
Conservative Allocation	$9,761	$0	$19	$1,431	$0	$19
Moderate Allocation	26,848	66	40	3,632	66	40
Aggressive Allocation	20,243	1	71	2,466	1	71
Core Bond	2,075	0	N/A	258	0	N/A
Diversified Income	39,184	58	80	3,810	58	80
Dividend Income	13,641	N/A	N/A	1,576	N/A	N/A
Covered Call & Equity Income	7’7,386	N/A	1,155	9,598	N/A	1,155
Investors	26,662	N/A	N/A	4,089	N/A	N/A
Mid Cap	24,923	0	N/A	2,918	0	N/A
Small Cap	1,267	N/A	N/A	148	N/A	N/A
International Stock	2,743	0	N/A	342	0	N/A

[1]

After the close of business on February 6, 2023, outstanding Class B shares of the Madison Funds converted into Class A shares of each respective fund, and Class B shares of the Trust were terminated. Amounts collected and retained for the Class B shares represents the period November 1, 2022 through February 6, 2023.

Other Expenses: The funds are responsible for paying: (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees, if any (iii) acquired fund fees, if any, (iv) any extraordinary or nonrecurring expenses (such as overdraft fees or expenses relating to any temporary line of credit the funds maintain for emergency or extraordinary purposes), and (v) Independent Trustee compensation, including Lead Independent Trustee compensation.

Officers and Trustees: Certain officers and trustees of the funds are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated from the Funds.

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6. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, Tax-Free Virginia, Tax-Free National, Core Bond and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality Bond, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Investors, Sustainable Equity, Mid Cap, Small Cap and International Stock Funds declare and reinvest dividends, if any, annually. The funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

7. SECURITIES TRANSACTIONS

For the period ended April 30, 2023, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchase	Sale	Purchase	Sale
Conservative Allocation	$—	$—	$15,576,648	$17,824,914
Moderate Allocation	—	—	39,878,087	41,814,723
Aggressive Allocation	—	—	19,421,054	20,033,266
Tax-Free Virginia	—	—	1,739,501	1,635,000
Tax-Free National	—	—	1,836,326	2,197,456
High Quality Bond	17,295,308	10,717,494	6,698,355	4,715,257
Core Bond	36,336,242	20,104,853	19,893,406	11,216,552
Diversified Income	10,985,062	7,480,791	19,493,016	29,600,712
Covered Call & Equity Income	—	—	115,508,316	57,781,985
Dividend Income	—	—	41,219,006	88,178,656
Investors	—	—	55,616,069	47,389,972
Sustainable Equity	—	—	1,389,486	1,980,390
Mid Cap	—	—	62,072,163	70,559,920
Small Cap	—	—	25,490,377	35,282,644
International Stock	—	—	1,264,339	1,772,402

8. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call & Equity Income Fund pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the fund can write (sell) is limited by the amount of equity securities the fund holds in its portfolio. The fund will not write (sell) “naked” or uncovered call options. The fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current fair value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 4 for information on derivatives.

9. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Core Bond Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. government and agency obligations, or other liquid assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or

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receivable for the change in value may be posted or collected by the Fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

During the period ended April 30, 2023, the Fund did not enter into any futures contracts.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Core Bond Fund and Covered Call & Equity Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds obtain the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Funds’ assets. By writing a call option, the Funds become obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intend to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Funds in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

During the period ended April 30, 2023, the Funds did not enter into any options on futures contracts.

10. FOREIGN SECURITIES

Each fund, other than the Tax-Free Virginia and Tax-Free National Funds may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities.

Certain of the funds have reclaims receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

11. SECURITIES LENDING

The Board of Trustees has authorized the funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S.government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of April 30, 2023, the aggregate fair value of securities on loan for the Madison fund family was $17,155,331. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S.treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

Fund	Market Value	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$773,981	$787,276	$—
Moderate Allocation	3,484,826	3,189,408	351,211
Aggressive Allocation	386,523	74,000	322,031
High Quality Bond	3,837,467	3,909,375	—
Core Bond	1,930,006	1,960,018	—
Diversified Income	509,305	517,968	—
Mid Cap	3,228,588	168,481	3,137,550
Small Cap	2,483,289	1,923,635	644,530
International Stock	521,346	332,445	201,197

* Collateral Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the funds cannot repledge or resell this collateral.

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	Remaining Contractual Maturity of the Agreements As of 4/30/2023
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Conservative Allocation
Government Money Market	$787,276	$—	$—	$—	$787,276
Total Borrowings	$787,276	$—	$—	$—	$787,276
Gross amount of recognized liabilities for securities lending transactions					$787,276
Moderate Allocation
Government Money Market	$3,189,408	$—	$—	$—	$3,189,408
Total Borrowings	$3,189,408	$—	$—	$—	$3,189,408
Gross amount of recognized liabilities for securities lending transactions					$3,189,408
Aggressive Allocation
Government Money Market	$74,000	$—	$—	$—	$74,000
Total Borrowings	$74,000	$—	$—	$—	$74,000
Gross amount of recognized liabilities for securities lending transactions					$74,000
High Quality Bond
Government Money Market	$3,909,375	$—	$—	$—	$3,909,375
Total Borrowings	$3,909,375	$—	$—	$—	$3,909,375
Gross amount of recognized liabilities for securities lending transactions					$3,909,375
Core Bond
Government Money Market	$1,960,018	$—	$—	$—	$1,960,018
Total Borrowings	$1,960,018	$—	$—	$—	$1,960,018
Gross amount of recognized liabilities for securities lending transactions					$1,960,018
Diversified Income
Government Money Market	$517,968	$—	$—	$—	$517,968
Total Borrowings	$517,968	$—	$—	$—	$517,968
Gross amount of recognized liabilities for securities lending transactions					$517,968
Mid Cap
Government Money Market	$168,481	$—	$—	$—	$168,481
Total Borrowings	$168,481	$—	$—	$—	$168,481
Gross amount of recognized liabilities for securities lending transactions					$168,481
Small Cap
Government Money Market	$1,923,635	$—	$—	$—	$1,923,635
Total Borrowings	$1,923,635	$—	$—	$—	$1,923,635
Gross amount of recognized liabilities for securities lending transactions					$1,923,635
International Stock
Government Money Market	$332,445	$—	$—	$—	$332,445
Total Borrowings	$332,445	$—	$—	$—	$332,445
Gross amount of recognized liabilities for securities lending transactions					$332,445

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

12. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The funds have not recorded any liabilities for material unrecognized tax benefits as of April 30, 2023. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended October 31, 2019 through October 31, 2022.

For federal income tax purposes, the funds listed below have capital loss carryovers as October 31, 2022, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No Expiration Date
Fund	Short-Term	Long-Term
Conservative Allocation	$1,869,369	$130,421
Moderate Allocation	1,365,206	—
Aggressive Allocation	943,165	—
Tax-Free Virginia	62,710	54,506
High Quality Bond	185,195	990,837
Core Bond	848,181	2,609,785

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	No Expiration Date
Fund	Short-Term	Long-Term
Dividend Income	1,091,372	—
Sustainable Equity	198,405	—
International Stock	35,220	534,487

The loss carryovers for Core Bond Fund and Dividend Income Fund include losses from prior-year mergers. The utilization of these inherited losses are subject to an annual limitation.

At April 30, 2023, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$728,435	$(2,810,261)	$(2,081,826)
Moderate Allocation	3,277,740	(2,965,291)	312,449
Aggressive Allocation	2,655,684	(1,299,344)	1,356,340
Tax-Free Virginia	101,598	(627,715)	(526,117)
Tax-Free National	173,999	(444,613)	(270,614)
High Quality Bond	178,466	(5,187,230)	(5,008,764)
Core Bond	786,803	(16,327,025)	(15,540,222)
Diversified Income	24,348,800	(6,403,350)	17,945,450
Covered Call & Equity Income	5,040,363	(18,148,378)	(13,108,015)
Dividend Income	44,891,172	(5,193,329)	39,697,843
Investors	126,906,715	(3,378,927)	123,527,788
Sustainable Equity	438,988	(698,474)	(259,486)
Mid Cap	296,688,674	(12,301,000)	284,387,674
Small Cap	34,718,920	(8,865,265)	25,853,655
International Stock	1,485,868	(2,248,140)	(762,272)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

13. CERTAIN RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

Slowing global economic growth, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss

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should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as “unknown market risks”. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

14. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in Underlying Funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Issuers”). A summary of the transactions with each Affiliated Underlying Fund during the period ended April 30, 2023 follows:

	Beginning value as of 10/31/2022	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (depreciation)	Value at 4/30/2023	Shares	Dividend Income	Distributions Received[1]
Conservative Allocation Fund
Madison Core Bond Fund Class R6	$13,431,820	$-	$-	$-	$659,038	$14,090,858	1,569,138	$187,147	$-
Madison Dividend Income Fund Class R6	537,249	-	-	-	(36,146)	501,103	18,349	6,921	36,809
Madison Investors Fund Class R6	2,683,256	698,259	-	-	131,902	3,513,417	141,214	17,940	180,318

Totals	$16,652,325	$698,259	$-	$-	$754,794	$18,105,378		$212,008	$217,127
Moderate Allocation Fund
Madison Core Bond Fund Class R6	$16,609,945	$1,000,000	$-	$-	$847,158	$18,457,103	2,055,357	$243,122	$-
Madison Dividend Income Fund Class R6	1,073,409	500,000	-	-	(56,743)	1,516,666	55,535	16,606	73,544
Madison Investors Fund Class R6	9,040,113	1,667,257	-	-	416,929	11,124,299	447,118	60,379	606,878

Totals	$26,723,467	$3,167,257	$-	$-	$1,207,344	$31,098,068		$320,107	$680,422

Aggressive Allocation Fund
Madison Core Bond Fund Class R6	$4,456,998	$-	$-	$-	$218,684	$4,675,682	520,677	$62,100	$-
Madison Dividend Income Fund Class R6	827,443	309,412	-	-	(46,093)	1,090,762	39,940	12,378	56,692
Madison Investors Fund Class R6	6,814,011	454,298	-	-	305,604	7,573,913	304,418	41,109	413,189

Totals	$12,098,452	$763,710	$-	$-	$478,195	$13,340,357		$115,587	$469,881

[1]	Distributions received include distributions from net investment income and from capital gains from the Underlying Funds.

15. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

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Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As shareholders of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended April 30,2023. Expenses paid during the period in the tables below are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Class A
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Conservative Allocation*	$1,000	$1,063.40	0.71%	$3.63
Moderate Allocation*	1,000	1,064.60	0.71%	3.63
Aggressive Allocation*	1,000	1,066.10	0.70%	3.59
Core Bond	1,000	1,061.80	0.85%	4.35
Diversified Income	1,000	1,026.40	1.11%	5.58
Dividend Income	1,000	1,011.40	1.16%	5.79
Covered Call & Equity Income	1,000	1,092.80	1.26%	6.54
Investors	1,000	1,109.10	1.16%	6.07
Mid Cap	1,000	1,067.50	1.40%	7.18
Small Cap	1,000	1,024.10	1.34%	6.73
International Stock	1,000	1,214.60	1.61%	8.84

	Class C
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Conservative Allocation	$1,000	$1,059.50	1.46%	$7.46
Moderate Allocation	1,000	1,060.40	1.46%	7.46
Aggressive Allocation	1,000	1,062.40	1.47%	7.52
Diversified Income	1,000	1,022.50	1.86%	9.33
Covered Call & Equity Income	1,000	1,088.80	2.01%	10.41

	Class Y
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Tax-Free Virginia	$1,000	$1,049.80	0.87%	$4.42
Tax-Free National	1,000	1,051.30	0.77%	3.92
High Quality Bond	1,000	1,039.30	0.51%	2.58
Core Bond	1,000	1,063.50	0.61%	3.12
Covered Call & Equity Income	1,000	1,095.00	1.01%	5.25
Dividend Income	1,000	1,012.30	0.92%	4.59
Investors	1,000	1,110.20	0.92%	4.81
Sustainable Equity Fund	1,000	1,057.30	0.92%	4.69
Mid Cap	1,000	1,069.80	0.95%	4.88
Small Cap	1,000	1,024.90	1.11%	5.57
International Stock	1,000	1,216.60	1.36%	7.47

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FUND EXPENSES PAID BY SHAREHOLDERS – continued

	Class I
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
High Quality Bond	$1,000	$1,040.50	0.41%	$2.07
Core Bond	1,000	1,064.30	0.50%	2.56
Covered Call & Equity Income	1,000	1,095.10	0.96%	4.99
Dividend Income	1,000	1,013.20	0.82%	4.09
Investors	1,000	1,111.00	0.82%	4.29
Sustainable Equity	1,000	1,057.10	0.82%	4.18
Mid Cap	1,000	1,070.50	0.85%	4.36
Small Cap	1,000	1,027.10	1.01%	5.08

	Class R6
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Core Bond	$1,000	$1,063.60	0.43%	$2.20
Covered Call & Equity Income	1,000	1,095.80	0.88%	4.57
Dividend Income	1,000	1,013.20	0.74%	3.69
Investors	1,000	1,111.50	0.74%	3.87
Mid Cap	1,000	1,071.00	0.77%	3.95
Small Cap	1,000	1,027.10	0.93%	4.67

*The annual expense ratio does not include the expenses of the underlying funds.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Class A
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Conservative Allocation*	$1,000	$1,021.27	0.71%	$3.56
Moderate Allocation*	1,000	1,021.27	0.71%	3.56
Aggressive Allocation*	1,000	1,021.32	0.70%	3.51
Core Bond	1,000	1,020.58	0.85%	4.26
Diversified Income	1,000	1,019.29	1.11%	5.56
Dividend Income	1,000	1,019.04	1.16%	5.81
Covered Call & Equity Income	1,000	1,018.55	1.26%	6.31
Investors	1,000	1,019.04	1.16%	5.81
Mid Cap	1,000	1,017.85	1.40%	7.00
Small Cap	1,000	1,018.15	1.34%	6.71
International Stock	1,000	1,016.81	1.61%	8.05

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FUND EXPENSES PAID BY SHAREHOLDERS - continued

	Class C
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Conservative Allocation	$1,000	$1,017.55	1.46%	$7.30
Moderate Allocation	1,000	1,017.55	1.46%	7.30
Aggressive Allocation	1,000	1,017.50	1.47%	7.35
Diversified Income	1,000	1,015.57	1.86%	9.30
Covered Call & Equity Income	1,000	1,014.83	2.01%	10.04

	Class Y
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Tax-Free Virginia	$1,000	$1,020.48	0.87%	$4.36
Tax-Free National	1,000	1,020.98	0.77%	3.86
High Quality Bond	1,000	1,022.27	0.51%	2.56
Core Bond	1,000	1,021.77	0.61%	3.06
Covered Call & Equity Income	1,000	1,019.79	1.01%	5.06
Dividend Income	1,000	1,020.23	0.92%	4.61
Investors	1,000	1,020.23	0.92%	4.61
Sustainable Equity Fund	1,000	1,020.23	0.92%	4.61
Mid Cap	1,000	1,020.08	0.95%	4.76
Small Cap	1,000	1,019.29	1.11%	5.56
International Stock	1,000	1,018.05	1.36%	6.81

	Class I
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
High Quality Bond	$1,000	$1,022.76	0.41%	$2.06
Core Bond	1,000	1,022.32	0.50%	2.51
Covered Call & Equity Income	1,000	1,020.03	0.96%	4.81
Dividend Income	1,000	1,020.73	0.82%	4.11
Investors	1,000	1,020.73	0.82%	4.11
Sustainable Equity	1,000	1,020.73	0.82%	4.11
Mid Cap	1,000	1,020.58	0.85%	4.26
Small Cap	1,000	1,019.79	1.01%	5.06

	Class R6
				Expenses
	Beginning	Ending	Annual	Paid
	Account	Account	Expense	During
Fund	Value	Value	Ratio	Period
Core Bond	$1,000	$1,022.66	0.43%	$2.16
Covered Call & Equity Income	1,000	1,020.43	0.88%	4.41
Dividend Income	1,000	1,021.12	0.74%	3.71
Investors	1,000	1,021.12	0.74%	3.71
Mid Cap	1,000	1,020.98	0.77%	3.86
Small Cap	1,000	1,020.18	0.93%	4.66

*The annual expense ratio does not include the expenses of the underlying funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. Form NPORT-EX is available upon request to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form NPORT-EX may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Other Information (unaudited) - continued

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the funds to vote proxies related to portfolio securities is available to shareholders at no cost on the funds’ website at www.madisonfunds.com or upon request by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. The proxy voting records for the funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the “Management’s Discussion of Fund Performance” are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

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4460-P1060

Rev.0423

Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings. There have been no changes to the Trust's procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)              (1) Code of ethics - See Item 2.

(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(3) Not applicable.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

/s/ Steve J. Fredricks
Steve J. Fredricks, Chief Legal Officer & Chief Compliance Officer

Date: June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan
Patrick F. Ryan, Principal Executive Officer

Date: June 28, 2023

/s/ Greg D. Hoppe
Greg D. Hoppe, Principal Financial Officer & Principal Accounting Officer

Date: June 28, 2023